Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	LDK
Entity Registrant Name	LDK SOLAR CO., LTD.
Entity Central Index Key	0001385424
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	158,826,297

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 98,283	$ 244,072
Pledged bank deposits	167,185	565,062
Trade accounts and bills receivable, net	162,210	491,407
Inventories	270,812	654,947
Prepayments to suppliers, net	18,402	28,178
Other current assets	166,530	295,005
Assets classified as held for sale	511,541	0
Due from related parties	39,094	41,320
Deferred income tax assets, net	8,667	30,931
Total current assets	1,442,724	2,350,922
Property, plant and equipment, net	3,087,293	3,872,361
Deposits for purchases of property, plant and equipment and land use right	159,277	151,701
Land use rights	243,084	293,559
Prepayments to suppliers expected to be utilized beyond one year	7,978	11,153
Pledged bank deposits - non-current	17,845	31,637
Investments in associates and a jointly-controlled entity	10,996	50,358
Other non-current assets	34,488	52,794
Deferred income tax assets, net	20,529	39,376
Total assets	5,024,214	6,853,861
Current liabilities
Short-term borrowings and current installments of long-term borrowings	2,391,327	2,032,023
Bills payable	397,502	625,774
Trade accounts payable	308,960	699,346
Advance payments from customers, current installments	131,847	210,412
Accrued expenses and other payables	726,877	749,388
Liabilities directly associated with assets classified as held for sale	521,748	0
Due to related parties	19,116	19,319
Obligations under capital leases, current installments	41,698	41,738
Convertible senior notes, less debt discount	23,779	0
Short-term PRC Notes	0	63,483
Other financial liabilities	24,827	8,834
Total current liabilities	4,587,681	4,450,317
Long-term borrowings, excluding current installments	30,000	890,432
Convertible senior notes, less debt discount	0	23,733
RMB-denominated US$-settled senior notes, less debt discount	259,513	258,827
Long-term PRC Notes	79,548	79,354
Obligations under capital leases, excluding current installments	41,730	61,364
Advance payments from customers - non-current	43,700	121,740
Other liabilities	158,874	107,290
Deferred income tax liability	2,638	16,186
Total liabilities	5,203,684	6,009,243
Redeemable Non-controlling Interests and Equity
Redeemable non-controlling interests	323,294	219,694
LDK Solar Co., Ltd. shareholders' equity
Ordinary shares (US$ 0.10 par value; 499,580,000 shares authorized; 133,860,445 and 159,167,942 shares issued; 133,518,800 and 158,826,297 shares outstanding as of December 31, 2011 and 2012, respectively)	15,883	13,352
Additional paid-in capital	779,757	751,422
Statutory reserve	75,780	75,780
Accumulated other comprehensive income	212,715	212,888
Accumulated deficit	(1,568,481)	(443,526)
Total LDK Solar Co., Ltd. shareholders' equity	(484,346)	609,916
Non-controlling interests	(18,418)	15,008
Total equity	(502,764)	624,924
Commitments and contingencies
Total liabilities, redeemable non-controlling interests and equity	$ 5,024,214	$ 6,853,861

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	$ 0.1	$ 0.1
Ordinary shares, shares authorized	499,580,000	499,580,000
Ordinary shares, shares issued	159,167,942	133,860,445
Ordinary shares, shares outstanding	158,826,297	133,518,800

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales
Net sales	$ 862,882	$ 2,157,813	$ 2,509,347
Cost of goods sold
Cost of goods sold	(1,215,474)	(2,197,474)	(1,951,512)
Gross profit (loss)	(352,592)	(39,661)	557,835
Selling expenses	(45,008)	(43,192)	(21,734)
General and administrative expenses, including provisions (reversal of provisions) for doubtful recoveries of prepayments to suppliers and trade accounts receivable of US$ 3,872, US$ 174,315 and US$ (1,210) during the years ended 2010, 2011 and 2012 respectively	(183,908)	(330,883)	(90,380)
Research and development expenses	(17,781)	(46,510)	(10,804)
Loss for write-down of assets held for sale to fair value less cost to sell	(74,178)	0	0
Impairment loss for intangible assets	(25,255)	0	0
Impairment loss for property, plant and equipment	(109,027)	0	0
Income (loss) from operations	(807,749)	(460,246)	434,917
Other income (expenses):
Interest income	12,153	7,365	4,632
Interest expense and amortization of debt issuance costs and debt discount	(258,971)	(189,938)	(95,012)
Foreign currency exchange gain (loss), net	(6,403)	(2,040)	8,327
Government subsidy	4,242	33,698	5,625
Gain on restructuring of payables	10,510	0	0
Equity in income (loss) for associates and a jointly-controlled entity	(2,295)	(787)	3,570
Others, net	5,298	7,135	618
Earnings (loss) before income taxes	(1,043,215)	(604,813)	362,677
Income tax expense	(8,844)	(4,141)	(66,210)
Net income (loss)	(1,052,059)	(608,954)	296,467
(Earnings) loss attributable to non-controlling interests	39,125	(393)	(5,670)
(Earnings) loss attributable to redeemable non-controlling interests	41,963	(11,522)	0
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	(970,971)	(620,869)	290,797
Accretion to redemption value of redeemable non-controlling interests	(153,984)	(34,590)	0
Net income (loss) available to LDK Solar Co., Ltd. shareholders	(1,124,955)	(655,459)	290,797
Basic earnings (loss) per share	$ (8.62)	$ (4.9)	$ 2.32
Diluted earnings (loss) per share	$ (8.62)	$ (4.9)	$ 2.27
Wafers
Net Sales
Net sales	344,846	1,059,085	1,522,925
Cost of goods sold
Cost of goods sold	(463,551)	(983,163)	(1,118,605)
PV Products
Net Sales
Net sales	1,092	27,589	204,915
Cost of goods sold
Cost of goods sold	(1,129)	(21,654)	(133,513)
Modules
Net Sales
Net sales	276,195	720,863	634,387
Cost of goods sold
Cost of goods sold	(353,389)	(885,884)	(586,755)
Silicon and other materials
Net Sales
Net sales	93,197	239,897	79,089
Cost of goods sold
Cost of goods sold	(251,042)	(209,159)	(59,028)
Construction Contracts
Net Sales
Net sales	73,499	52,917	31,147
Cost of goods sold
Cost of goods sold	(66,173)	(47,152)	(28,354)
Others
Net Sales
Net sales	74,053	57,462	36,884
Cost of goods sold
Cost of goods sold	$ (80,190)	$ (50,462)	$ (25,257)

Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 862,882	$ 2,157,813	$ 2,509,347
Cost of goods sold, inventory write-downs	180,900	305,175	6,113
Cost of goods sold, provisions for loss on firm purchase commitment	10,675	27,637
General and administrative expenses, provisions for doubtful recoveries of prepayments to suppliers and trade accounts receivable	(1,210)	174,315	3,872
Wafers
Net sales	344,846	1,059,085	1,522,925
Wafers | Contract cancellation
Net sales	$ 92,233	$ 27,826

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (1,052,059)	$ (608,954)	$ 296,467
Other comprehensive income (loss):
Foreign currency exchange translation adjustments, net of nil tax	3,228	80,683	42,500
Fair value changes in available-for-sale equity security, net of tax effect	(3,368)	6,653	0
Comprehensive income (loss)	(1,052,199)	(521,618)	338,967
Less: comprehensive income (loss) attributable to non-controlling interests	(39,420)	368	6,615
Less: comprehensive income (loss) attributable to redeemable non-controlling interests	(41,635)	14,388	0
Comprehensive income (loss) attributable to LDK Solar Co., Ltd. shareholders	$ (971,144)	$ (536,374)	$ 332,352

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Retained Earnings (Accumulated deficit)	Total LDK Solar Co., Ltd. Shareholders' Equity	Non- controlling Interests
Beginning Balance at Nov. 30, 2009
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		16,520,000
Ending Balance at Dec. 31, 2009		$ 12,977
Ending Balance (in shares) at Dec. 31, 2009		129,771,643
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		1,645,900
Ending Balance at Jan. 31, 2010
Beginning Balance at Dec. 31, 2009	876,936	12,977	744,988	29,676	84,544	(32,760)	839,425	37,511
Beginning Balance (in shares) at Dec. 31, 2009		129,771,643
Net income (loss)	296,467	0	0	0	0	290,797	290,797	5,670
Foreign currency translation adjustment, net of nil tax	42,500	0	0	0	41,555	0	41,555	945
Fair value changes in available-for-sale equity security, net of tax effect of US$ 1,122 in 2012 and US$ 2,218 in 2011 respectively	0
Appropriate to statutory reserve	0	0	0	28,599	0	(28,599)	0	0
Issuance of ordinary shares upon exercise of share options (in shares)	1,532,712	1,532,712
Issuance of ordinary shares upon exercise of share options	6,968	153	6,815	0	0	0	6,968	0
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		1,645,900
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively	11,061	165	10,896	0	0	0	11,061	0
Purchase of non-controlling interests (in shares)		0
Purchase of non-controlling interests	(225,232)	0	(183,904)	0	2,294	0	(181,610)	(43,622)
Disposal of subsidiaries	(6)	0	0	0	0	0	0	(6)
Share-based compensation	11,044	0	11,044	0	0	0	11,044	0
Ending Balance at Dec. 31, 2010	1,019,738	13,295	589,839	58,275	128,393	229,438	1,019,240	498
Ending Balance (in shares) at Dec. 31, 2010		132,950,255
Net income (loss)	(620,476)	0	0	0	0	(620,869)	(620,869)	393
Foreign currency translation adjustment, net of nil tax	77,817	0	0	0	77,842	0	77,842	(25)
Fair value changes in available-for-sale equity security, net of tax effect of US$ 1,122 in 2012 and US$ 2,218 in 2011 respectively	6,653	0	0	0	6,653	0	6,653	0
Appropriate to statutory reserve	0	0	0	17,505	0	(17,505)	0	0
Issuance of ordinary shares upon exercise of share options (in shares)	1,051,717	1,051,717
Issuance of ordinary shares upon exercise of share options	4,745	105	4,640	0	0	0	4,745	0
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		13,800,000
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively	162,584	1,380	161,204	0	0	0	162,584	0
Re-purchase of ordinary shares (in shares)		(18,657,487)
Re-purchase of ordinary shares	(110,559)	(1,865)	(108,694)	0	0	0	(110,559)	0
Private placement of ordinary shares (in shares)		4,374,315
Private placement of ordinary shares	25,790	437	25,353	0	0	0	25,790	0
Acquisition of subsidiary	13,071	0	0	0	0	0	0	13,071
Capital contribution from non-controlling interests (in shares)		0
Capital contribution from non-controlling interests	940	0	0	0	0	0	0	940
Share-based compensation	9,927	0	9,796	0	0	0	9,796	131
Recognition of redeemable non-controlling interests (Note 8) (in shares)		0
Recognition of redeemable non-controlling interests (Note 8)	69,284	0	69,284	0	0	0	69,284	0
Accretion to redemption value of redeemable non-controlling interests (Note 8)	(34,590)	0	0	0	0	(34,590)	(34,590)	0
Ending Balance at Dec. 31, 2011	624,924	13,352	751,422	75,780	212,888	(443,526)	609,916	15,008
Ending Balance (in shares) at Dec. 31, 2011	133,518,800	133,518,800
Net income (loss)	(1,010,096)	0	0	0	0	(970,971)	(970,971)	(39,125)
Foreign currency translation adjustment, net of nil tax	2,900	0	0	0	3,195	0	3,195	(295)
Fair value changes in available-for-sale equity security, net of tax effect of US$ 1,122 in 2012 and US$ 2,218 in 2011 respectively	(3,368)	0	0	0	(3,368)	0	(3,368)	0
Issuance of ordinary shares upon exercise of share options (in shares)	0
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		25,307,497
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively	21,765	2,531	19,234	0	0	0	21,765	0
Acquisition of subsidiary	7,153	0	0	0	0	0	0	7,153
Disposal of subsidiaries	(879)	0	0	0	0	0	0	(879)
Share-based compensation	8,904	0	8,804	0	0	0	8,804	100
Recognition of non-controlling interests	127	0	0	0	0	0	0	127
Accretion to redemption value of redeemable non-controlling interests (Note 8)	(153,984)	0	0	0	0	(153,984)	(153,984)	0
Others (in shares)		0
Others	(210)	0	297	0	0	0	297	(507)
Ending Balance at Dec. 31, 2012	$ (502,764)	$ 15,883	$ 779,757	$ 75,780	$ 212,715	$ (1,568,481)	$ (484,346)	$ (18,418)
Ending Balance (in shares) at Dec. 31, 2012	158,826,297	158,826,297

Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Earnings) loss attributable to redeemable non-controlling interests	$ (41,963)	$ 11,522	$ 0
Fair value changes in available-for-sale equity security, tax effect	1,122	(2,218)
Issuance of new shares, related expenses		$ 8,536	$ 461

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (1,052,059)	$ (608,954)	$ 296,467
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	259,190	234,068	158,696
Provisions for doubtful recovery of prepayments to suppliers	8,435	66,225	2,338
Provisions (reversal of provisions) for doubtful recovery of accounts receivable	(9,645)	108,090	1,534
Inventory write-down	180,900	305,175	6,113
Provision for loss on firm purchase commitments	10,675	27,637	0
Impairment loss on property, plant and equipment	109,027	0	0
Impairment loss on intangible assets	25,255	0	0
Loss for write-down of assets held for sale to fair value less cost to sell	74,178	0	0
Deferred income tax expense (benefit)	6,878	(31,576)	31,908
Equity in (income) loss of associates and a jointly-controlled entity	2,295	787	(3,570)
Share-based compensation	8,904	9,927	11,044
Amortization of debt issuance costs and debt discounts	3,180	5,470	10,174
Gain on disposal of subsidiaries and a jointly-controlled entity	(7,239)	0	0
Gain on restructuring of payables	(10,510)	0	0
Change of fair value of interest rate swap contracts	10,154	0	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,831)	0
Others	(234)	22	(364)
Changes in operating assets and liabilities, net of the effect of acquisition:
Pledged bank deposits related to purchase of inventory and other operating activities	250,800	(251,939)	(106,265)
Trade accounts receivable and bills receivable	145,339	(253,821)	(166,676)
Inventories	179,311	(443,550)	(44,759)
Prepayments to suppliers	4,808	(39,628)	(59,753)
Other assets	84,714	(1,110)	5,679
Other financial assets	0	670	6,603
Trade accounts payable and bills payable	(322,806)	594,339	390,744
Advance payments from customers	(119,254)	(224)	18,966
Income tax payable	5,229	(60,730)	17,260
Accrued expenses and other payables	152,092	48,017	14,029
Amount due from related parties	26,549	6,777	(6,379)
Amount due to related parties	13,750	2,345	(23,885)
Other financial liabilities	0	(154)	89
Net cash provided by (used in) operating activities	39,916	(286,968)	559,993
Cash flows from investing activities:
Purchase of land use rights	(3,574)	(90,421)	(89,416)
Purchase of property, plant and equipment, including deposits and cash paid for interest capitalized	(106,742)	(982,352)	(577,132)
Pledged bank deposit related to purchase of property, plant and equipment	0	(41,662)	(293,227)
Release of pledged bank deposit related to purchase of property, plant and equipment	30,805	236,580	98,575
Cash received (paid) for disposal of subsidiaries	(665)	0	559
Cash paid for investment in an associate	(1,766)	(476)	0
Cash received for disposal of a jointly-controlled entity	3,706	0	0
Cash received for disposal of property, plant and equipment	35,197	0	0
Cash paid for short-term investment	0	0	(68,477)
Proceeds from disposal of short-term investment	0	68,947	0
Cash paid for acquisition of subsidiary, less cash acquired	(14,563)	(6,660)	0
Net cash used in investing activities	(57,602)	(816,044)	(929,118)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	(49)	(56,168)	(136,798)
Pledged bank deposits released upon repayment of borrowings and payable due to a customer	110,530	92,889	13,454
Proceeds from new loans and borrowings	4,245,857	3,650,798	2,733,126
Repayment of loans and borrowings	(4,410,715)	(2,921,358)	(2,049,569)
Repayment of payable due to a customer	0	0	(131,616)
Repayment of short-term PRC notes	(63,639)	0	0
Proceeds from issuance of ordinary shares	21,765	167,329	18,029
Proceeds from private placements of ordinary shares	0	25,790	0
Payment for repurchase of ordinary shares	0	(110,559)	0
Payment of expenses relating to issuance of ordinary shares and convertible senior notes, RMB-denominated US$-settled senior notes and PRC notes	0	(6,769)	(4,894)
Payment of convertible senior notes redemption	0	(364,765)	(7,719)
Proceeds from issuance of RMB denominated US$-settled senior notes	0	258,657	0
Payment for repurchase of RMB denominated US$-settled senior notes	0	(8,223)	0
Proceeds from issuance of short-term and long-term PRC notes	0	142,837	0
Proceeds from sale-leaseback transaction	6,284	95,526	0
Receipt of deposit for capital leases	7,159	7,935	0
Payment of deposit for capital leases	0	(14,061)	0
Repayment of capital lease obligations	(36,552)	(52,393)	(38,299)
Payment of dividend to redeemable non-controlling interests	(8,749)	0	0
Purchase of non-controlling interests	(477)	(9,906)	(215,326)
Capital contribution from non-controlling interests	0	940	0
Proceeds from issuance of preferred shares by a subsidiary	0	240,000	0
Net cash provided by (used in) financing activities	(128,586)	1,138,499	180,388
Effect of foreign currency exchange rate changes on cash and cash equivalents	483	6,458	6,103
Net (decrease) increase in cash and cash equivalents	(145,789)	41,945	(182,634)
Cash and cash equivalents at beginning of year	244,072	202,127	384,761
Cash and cash equivalents at end of year	98,283	244,072	202,127
Supplemental disclosures of cash flow information:
Interest payments, net of amount capitalized	236,929	191,047	85,328
Income tax paid (refund)	(4,018)	95,152	16,478
Supplemental disclosures of non-cash investing and financing transaction:
Payable for purchase of property, plant and equipment	348,296	478,197	404,557
Payable for capital lease	6,284	82,204	0
Payable for purchase of non-controlling interests	477	0	9,906
Settlement of consideration for disposal of a jointly-controlled entity against prepayments received (Note 9)	$ 39,453	$ 0	$ 0

Principal Activities, Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Principal Activities, Organization and Basis of Presentation
(1)	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities and organization

LDK Solar Co., Ltd. (the “Company” or “LDK”) is incorporated in the Cayman Islands and was established on May 1, 2006. LDK and its subsidiaries (collectively, the “Group”) are principally engaged in the design, development, manufacturing and marketing of photovoltaic (“PV”) products and development of power plant projects in the People’s Republic of China (“PRC”) and overseas market.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and the Company’s ability to pursue financing arrangements to support its working capital requirements.

The Group incurred a net loss of US$1,052,059 for the year ended December 31, 2012. In addition, the Group had a working capital deficit (total consolidated current liabilities exceeding total consolidated current assets) of US$3,144,957 and a deficit in total equity of US$502,764 as of December 31, 2012. While the Group had cash and cash equivalents of US$98,283, it had short-term borrowings and current installments of long-term borrowings of US$2,391,327. For the four most recent full fiscal quarters, the “Consolidated Fixed Charge Coverage Ratio”, as defined in the indenture governing the RMB-denominated US$-settled senior notes (“Senior Notes”), is less than the required ratio of 2.5 to 1.0. As a result, the Group will not be able to incur any additional indebtedness until the “Consolidated Fixed Charge Coverage Ratio” significantly improves on the basis of the four most recent full fiscal quarters unless such indebtedness falls into one of the permitted exceptions or exemptions, such as re-financing existing indebtedness, or is otherwise permitted pursuant to the consent solicitation. In December 2012, through successful consent solicitation, the Group was able to amend the indenture relating to the Senior Notes, including but not limited to incur additional indebtedness. However, the incurrence of additional indebtedness is subject to various terms and conditions. On April 15, 2013, due to a temporary cash-flow shortage, the Company was not able to make full payments to the holders of the outstanding Convertible Senior Notes in an aggregate principal amount of US$23,793, plus interest, which is due and payable on their maturity date of April 15, 2013. In addition, according to the terms of the series A redeemable convertible preferred shares issued by LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), one of the Company’s wholly owned subsidiaries, to its investors, the investors have the rights to require the Company and/or LDK SCT to redeem the preferred shares at a redemption price equal to 100% of the US$240,000 subscription price plus a 23% investment internal rate of return if LDK SCT fails to complete a qualified initial public offering by June 3, 2013. Management considers that it is highly unlikely that LDK SCT is able to complete a qualified initial public offering by June 3, 2013. These factors raise substantial doubt as to the Group’s ability to continue as a going concern. However, management believes it has developed a liquidity plan, as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Group’s obligations as they become due for a reasonable period of time.

•	Bank Financing

To improve liquidity, the Group has successfully negotiated with banks and financial institutions in China to renew its short-term borrowings upon the maturity date of the borrowings. From January 1 to March 31, 2013, the Group has renewed short-term borrowings of US$1,112,817. The Group’s management believes that the Group will continue to be able to renew its short-term borrowings when they are due.

In addition, the Group is currently negotiating with banks in China which intended to provide to the Group additional funding with an aggregate principal amount of Rmb2,000,000 (US$318,192) to support the Group’s operations and capital expenditure. The Group has also successfully negotiated with affiliates of Xinyu City Government and Nanchang City Government for financial support for the Group’s operations, with their intent to provide the Group with additional funding with an aggregate amount of Rmb500,000 (US$79,548). The incurrence of these funding is in compliance with the terms and conditions of the amended indenture relating to the Senior Notes.

•	Restructuring of LDK SCT Preferred Shares

The Group has negotiated, and will continue to negotiate, with the investors in LDK SCT preferred shares with a view to restructuring the preferred shares. Due to the present financial difficulties and the long-term industry prospects, the Group and the LDK SCT preferred shares investors are gradually sharing the belief that the enforcement by such investors of their redemption rights in the event that LDK SCT fails to complete a qualified initial public offering by June 3, 2013 will work to the detriment of all stakeholders. The Group is currently discussing with these investors to work out a restructuring plan to either postpone the redemption rights by more than one year or replace the current preferred shares with equity or debt securities with maturities of one year or more.

•	Refund of Prepaid Land Use Rights, Disposal of Properties and Sales of Solar Farm Projects

The Group is currently negotiating with the relevant local Chinese governmental authorities for their return of the Group’s prepayments for certain land use rights, previously earmarked for expansion purposes. The Group also intends to sell some of its properties, mainly staff quarters and the corresponding land use rights, to local Chinese governmental authorities. In addition, the Group has either entered into sales agreements or letters of intent to sell certain of its solar farm projects in Europe and the United States.

•	Issuance of New Ordinary Shares

In February and March 2013, the Company sold its 17,000,000 newly issued ordinary shares of the Company to Fulai Investment Limited (“Fulai”) for an aggregate purchase price of US$24,510. Further in April 2013, the Company entered into a share purchase agreement with Fulai, which has agreed to purchase 25,000,000 newly issued ordinary shares of the Company for an aggregate purchase price of US$25,750. The Group may contemplate to raise more funds through further issuance of new ordinary shares, if such issuances are in the overall interests of the Company.

•	Delay in Capital Expenditure and Improvement in Working Capital Management

The Group is currently negotiating with a number of vendors, including suppliers of equipment and construction materials, for them to provide the Group with lower prices or more favorable payment terms. The Group has also decided to postpone a substantial portion of the planned capital expenditures for the next 12 months. In addition, the Group has implemented measures to more closely monitor the inventory levels and the collection of receivable balances with an aim to improving working capital management.

While the Group’s management believes that the measures as described in the above liquidity plan will be adequate to satisfy its liquidity requirements for the twelve months ending December 31, 2013, there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the liquidity plan may have a material adverse effect on its business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern. Significant difficulties in the Group’s operations or a deterioration of the Group’s financial condition could also result in the exercise of subjective acceleration provision in some of the Group’s loan agreements that give the Group’s lenders the right to accelerate the payment of the loans under such circumstances. Such acceleration could potentially trigger cross-default provisions in other financing agreements, including the indentures relating to the Senior Notes if the Group is unable to repay these loans upon acceleration.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting. A parent company deconsolidates a subsidiary or derecognizes a group of assets when that parent company no longer controls the subsidiary or group of assets specified in ASC810. When control is lost, the parent-subsidiary relationship no longer exists and the parent derecognizes the assets and liabilities of the qualifying subsidiary or group of assets.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates, including those related to the classification and realization of inventories, trade accounts receivable, prepayments to suppliers and deferred tax assets, estimated useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, the determination of fair values of financial instruments and share-based instruments, accrued warranty expenses, provision for loss on firm purchase commitment and assessments about potential tax uncertainties, contingent liabilities and the Company’s ability to continue as a going concern. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

(c)	Foreign currency transactions and translations

The functional currency of the Company, LDK Solar USA Inc. (“LDK USA”), Solar Power Inc. (“SPI”), LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), LDK Silicon Holding Co., Limited (“LDKSH”), LDK Solar International Company Limited (“LDK International”), LDK Solar Hi-tech (Hong Kong) Co., Ltd. (“LDK HKT”), LDK PV Tech (Hong Kong) Co., Ltd. (“LDK HKPVT”) and LDK Solar Canada Inc. (“LDK Canada”) is the United States dollar (“US$”). The functional currency of those subsidiaries located in the PRC and Europe are Renminbi (“RMB”) and EURO (“EUR€”) respectively. Transactions denominated in foreign currencies are re-measured into the functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

The Group’s reporting currency is the US$. Accordingly assets and liabilities of subsidiaries, whose functional currency is not the US$, are translated into US$ using exchange rates in effect at each period end, and revenues and expenses are translated into US$ at average rates prevailing during the year. Gains and losses resulting from the translations of the financial statements of these subsidiaries into US$ are recognized as other comprehensive income in the statement of comprehensive income.

(d)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal and other fees incurred in connection with loss contingencies are expensed as incurred. Legal cost expenses are reported net of expected insurance recoveries.

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and on hand and certificates of deposit with an initial term of less than three months when purchased, and which are unrestricted as to withdrawal and use.

(f)	Pledged bank deposits

Pledged bank deposits represent amounts held by banks, which are not available for the Group’s use, as security for issuance of letters of credit relating to purchase of raw materials and production equipments, letters of guarantee or bank borrowings. Upon maturity of the letters of credit, letters of guarantee and repayment of bank borrowings, the deposits are released by the bank and become available for general use by the Group. Pledged bank deposits are reported within cash flows from operating, investing or financing activities in the consolidated statements of cash flows with reference to the purpose of making the pledge. Pledged bank deposits, which matures twelve months after the balance sheet date are classified as non-current assets in the consolidated balance sheets.

(g)	Trade accounts receivable

Trade accounts receivable are recorded at the amount due from customers for the sales of products sold and services rendered. Amounts collected on trade accounts receivable are included in net cash provided by (used in) operating activities in the consolidated statements of cash flows. An allowance for doubtful accounts is provided based on the management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management assesses the recoverability of accounts receivable by analyzing specific customer accounts that have known or potential doubt as to collectability. The Group does not have any off-balance-sheet credit exposure related to its customers.

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2010	December 31, 2011	December 31, 2012
Beginning Balance	4,551	6,226	117,288
Additions	1,690	108,925	52,349
Reversal of allowance for doubtful accounts	(156)	(835)	(61,994)
Amount written-off against allowance	0	0	(1,113)
Transfer to assets classified as held for sale	0	0	(14,655)
Foreign currency exchange rate effect	141	2,972	197

Ending balance	6,226	117,288	92,072

(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method.

The Group regularly reviews the cost of inventory and records a lower of cost or market write-down if any inventories have a cost in excess of market value. In addition, the Group regularly evaluates the quantity and value of its inventory in light of current market conditions and record write-down for any quantities in excess of demand and for any obsolescence or slow moving inventory. The review and evaluation take into consideration a number of factors including historical and forecasted consumption of raw materials, actual sales of finished goods subsequent to period-end, sales contracts for finished goods on hand, marketability of inventories, anticipated change in market average selling price, risk of obsolescence of inventories due to change in technology or change in physical properties over time and other factors.

On occasion, the Group enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Group to pay for committed volumes regardless of whether the Group actually acquires the materials. The Group evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Group recognized a provision for loss on firm purchase commitment of US$ nil, US$ 27,637 and US$ 10,675 during the years ended December 31, 2010, 2011 and 2012, respectively, which is included in cost of goods sold in the Group’s consolidated statements of operations. Please refer to Note 22(b) for the disclosure of purchase commitments.

(i)	Assets held for sale

Non-current assets or disposal groups are classified as held for sale when their carrying amount will principally be recovered through a sales transaction rather than through continued use and a sales transaction is highly probable. Assets held for sale are recorded at the lower of carrying value and fair value less cost to sell and classified as current assets. A loss shall be recognized for any initial or subsequent write-down to fair-value less cost to sell.

(j)	Property, plant and equipment, net

Property, plant and equipment are stated at cost. Equipment under capital leases are initially stated at the present value of minimum lease payments. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

Depreciation, including amortization of equipment held under capital lease, is calculated using the straight-line method over the estimated useful lives of the assets and their respective estimated residual values. The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	20, 30 and 33 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

(k)	Land use rights

Land use rights represent fees paid to obtain the right to occupy, use, develop, lease, or transfer a piece of land in the PRC, and are charged to expense on a straight-line basis over the respective periods of the rights granted ranging from 49.5 to 50 years in the PRC. Amortization of land use rights is recognized in general and administrative expenses, and amounted to US$3,869, US$5,546 and US$6,281 for the years ended December 31, 2010, 2011 and 2012, respectively.

(l)	Investments in associates and a jointly-controlled entity

Investments in entities where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Jointly-controlled entities are those in which the control is held jointly by the Company and one or more partners. Investments in jointly-controlled entities are recognized under the equity method from the date the joint control is acquired. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in other income (expenses) in the Group’s consolidated statements of operations.

(m)	Available-for-sale investments

Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income. Purchases and sales of available-for-sale investments are included in investing activities in the consolidated statements of cash flows. At each period end date, investments are evaluated for impairment, and whether any such impairment is considered temporary or other than temporary. Unrealized losses are recorded in other income and expense when a decline in fair value is determined to be other-than-temporary. Realized gains and losses are accounted for on the specific identification method. We also review our ability and intent to liquidate our investments within the next 12 month operating cycle to determine the appropriate short or long-term classification. Our ability to liquidate is determined based on a review of current and short-term credit and capital market conditions and the financial condition and near term prospects of the issuer.

(n)	Impairment of long-lived assets

Property, plant and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events include but are not limited to significant current period operating or cash flow losses associated with the use of a long-lived asset or group of assets combined with a history of such losses, significant changes in the manner of use of assets and significant negative industry or economic trends. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the asset or asset group exceeds its estimated future undiscounted cash flows, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. In 2012, the Group recognized an impairment loss of US$109,027 for property, plant and equipment. See note(7) to the consolidated financial statements.

(o)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in 2012.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Company performs its impairment review of goodwill annually, and when a triggering event occurs between annual impairment tests.

(p)	Fair value measurement

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

See note 30 to the consolidated financial statements.

(q)	Derivative financial instruments

The Group enters into derivative financial instruments such as foreign exchange forward contracts and interest rate swap contracts.

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Changes in the fair value are recognized in earnings.

(r)	Revenue recognition

Sales represent revenue recognized for products sold and the delivery of services. The Group recognizes revenue from the sale of silicon wafers, modules and silicon and other materials when the products are delivered and title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and collection of the related receivable is reasonably assured. For sales in the PRC, the majority of the Group’s contracts provide that products are considered delivered when they reach customer’s destination and are signed-for by the customer for acceptance. For export sales, products are considered delivered when the goods have been on board the vessel at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point.

Generally, no warranty is provided for silicon wafers sold to customers. Sales returns rights range from 7 to 30 days after the product has been sold. The Group conducts rigorous quality control and testing procedures to ensure that the finished wafers meet the standard quality requirements before the product is shipped.

Management estimates the amount of sales returns and the cost of replacement products based on historical return information.

The Group recognizes revenue for processing services when the services are completed, which is generally evidenced by delivery of processed products to the customers.

The Group recognizes revenue on photovoltaic system construction contracts using the percentage-of-completion method of accounting, unless the Group cannot make reasonably dependable estimates of the costs to complete the contract or the contract value is not fixed, in which case the Group would use the completed contract method. At the end of each period, the Group measures the cost incurred on each project and compares the result against its estimated total costs at completion. The percent of cost incurred determines the amount of revenue to be recognized. Payment terms are generally defined by the contract and as a result may not match the timing of the costs incurred by the Group and the related recognition of revenue. Such differences are recorded as inventory or advance from customer.

The Group recognizes contract cancellation revenue in the operating income if the cancellations relate to contracts entered into as part of the ongoing operations of the Group, when payment has been received or is reasonably assured.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

(s)	Buy/sell arrangements

The Group enters into raw materials purchases transactions and finished goods sales transactions with the same counterparty. Each of these sales and purchases transactions with the same counterparty is not legally contingent upon each other. These sales and purchases transactions were not conducted simultaneously and there was no direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also no correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. Each buy or sell transaction was separately documented, transacted at the fair market value prevailing at that time and gross-cash settled, with no specific legal right to offset in respect of the obligations between counterparties. These buy and sell transactions with the same counterparty were recognized and presented separately as sales and cost of goods sold in the Group’s consolidated financial statements. Raw materials purchases and finished goods sales with the same counterparty were recorded at their respective contract price, which represented their prevailing fair market value.

(t)	Warranty cost

The Group provides warranties up to 25 years for modules. Due to limited warranty claim history, the Group estimates warranty costs based on an assessment of its competitors’ history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group commenced module sales in year 2009 and recognized warranty expenses of US$6,344, US$6,340 and US$7,888 in cost of goods sold for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the Group’s accrued warranty costs were US$14,978 and US$28,405, respectively. The warranty costs were classified as current and non-current liabilities under accrued expenses and other payables and other liabilities respectively, to reflect our estimate of the timing of when the warranty expenditures will likely be made.

(u)	Shipping and handling

Costs to ship products to customers are included in selling expenses in the consolidated statements of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Cost to ship products to customers were US$14,265, US$17,911 and US$9,567 for the years ended December 31, 2010, 2011 and 2012, respectively.

(v)	Research and development costs

Research and development costs are expensed as incurred.

(w)	Advertising expenses

Advertising expenses are charged to the consolidated statements of operations in the period incurred and are included in selling expenses. The Group incurred advertising expenses of US$ 3,186, US$ 5,273 and US$1,017 for the years ended December 31, 2010, 2011 and 2012, respectively.

(x)	Government subsidy

Government subsidies are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Group for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income. Subsidies for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights.

The Group received government subsidies of US$45,775, US$109,000 and US$ 49,685 for the years ended December 31, 2010, 2011 and 2012, respectively, and recognized the subsidies as follows:

	Year ended	Year ended	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Reduction to cost of goods sold	33,317	65,855	18,842
Reduction to selling and G&A expenses	323	235	72
Other income	5,625	33,698	4,242
Reduction to acquisition cost of the equipment and power plant project	2,723	2,387	15,237
Deferred revenue	3,787	6,825	11,292

Total	45,775	109,000	49,685

During the years ended December 31, 2010, 2011 and 2012, amortization of deferred revenue that was recognized as a reduction of the amortization charges of the related land use rights amounted to US$1,346, US$1,462 and US$1,718, respectively.

(y)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The Group records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

(z)	Share-based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed.

(aa)	Employee benefit plans

As stipulated by the regulations of the PRC, the Group’s PRC subsidiaries participate in various defined contribution plans organized by municipal and provincial governments for its employees. These companies are required to make contributions to these plans at a rate of 29% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees. Under these plans, certain pension, medical and other welfare benefits are provided to the employees. The Group has no other material obligations for the payment of employee benefits associated with these plans beyond the annual contributions described above. Employee benefits associated with these plans are expensed when incurred. The total amounts for such employee benefits were US$6,541, US$13,379 and US$10,766 for the years ended December 31, 2010, 2011 and 2012 respectively.

(ab)	Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) available to LDK Solar Co., Ltd. shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings (loss) per share is calculated by dividing net income (loss) available to LDK Solar Co., Ltd. shareholders as adjusted to exclude any income or expenses related to dilutive ordinary equivalent shares by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

(ac)	Segment reporting

The Group had one reportable operating segment, which was the design, development and manufacture of PV products for the years ended December 31, 2009 and 2010 because the Group’s chief operating decision maker regularly reviewed consolidated results of the whole group prepared under U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. In June 2011, the Group sold a minority stake in the Group’s upstream polysilicon business. Since then, the chief operating decision maker reviews the operating results of the polysilicon business as well as the PV product business on a regular basis for purpose of resource allocation and assessment of performance. Accordingly, the two manufacturing entities engaged in its upstream polysilicon business are presented as a separate reportable segment. Please refer to Note 27 for the details of segment reporting.

(ad)	Start-up costs

All costs in connection with start-up activities, including preproduction costs associated with new manufacturing facilities are expensed as incurred. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with new manufacturing plants are included in general and administrative expenses.

(ae)	Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), which amended accounting guidance related to fair value measurements and disclosures with the purpose of converging the fair value measurement and disclosure guidance issued by the FASB and the International Accounting Standards Board (“IASB”). The guidance is effective for reporting periods beginning after December 15, 2011. The guidance includes amendments that clarify the intent of the application of existing fair value measurement requirements along with amendments that change a particular principle or requirement for fair value measurements and disclosures. The Company adopted the new guidance on January 1, 2012. The adoption did not have a material impact on its Consolidated Financial Statements or related disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which amended accounting guidance related to presentation of comprehensive income. The standards update is intended to help financial statement users better understand the causes of an entity’s change in financial position and results of operation. The amendment eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also requires that reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statement where the components of net income and other comprehensive income are presented. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. ASU 2011-05 and ASU 2011-12 are effective for reporting periods beginning after December 15, 2011. The Company adopted the new guidance on January 1, 2012.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source (e.g., the release due to cash flow hedges from interest rate contracts) and the income statement line items affected by the reclassification (e.g., interest income or interest expense). If a component is not required to be reclassified to net income in its entirety (e.g., the net periodic pension cost), companies would instead cross reference to the related footnote for additional information (e.g., the pension footnote). ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on January 1, 2013. The adoption will not have a material impact on its consolidated financial statements or related disclosures.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
(3)	INVENTORIES

	December 31, 2011	December 31, 2012
Inventories consist of the following:
Raw materials	78,858	3,327
Work in progress	163,831	74,940
Supplies	99,018	58,014
Finished goods	313,240	134,531

	654,947	270,812

Raw materials, work in progress and supplies consigned to third parties	14,185	6,746

Raw materials consist of a variety of polysilicon materials, including solar-grade virgin polysilicon, recyclable polysilicon materials, silicon powder and trichlorosilane.

Write-downs of raw materials, work in progress and finished goods inventories were US$6,113, US$305,175 and US$180,900 during the years ended December 31, 2010, 2011 and 2012, respectively, and are included in cost of goods sold.

Prepayments to Suppliers, Net	12 Months Ended
Dec. 31, 2012
Prepayments to Suppliers, Net
(4)	PREPAYMENTS TO SUPPLIERS, NET

In order to secure a stable supply of silicon materials and other raw materials, the Group makes prepayments to certain suppliers. Prepayments which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s consolidated balance sheets. Prepayments to suppliers are reclassified to inventories when the Group applies the prepayment to related purchases of silicon and other solar materials. Such non-cash reclassifications from prepayment to inventories, which were included in the “Changes in operating assets and liabilities” in the Group’s consolidated statements of cash flows, amounted to US$337,930, US$328,827 and US$115,329 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group monitors suppliers to ensure the timely delivery of goods in accordance with agreed schedules. Management assesses the recoverability of prepayments by analyzing specific supplier accounts that have known or potential settlement or recoverability issues.

The Group recognized provisions for doubtful recoveries of prepayments to suppliers, net of reversal, of US$2,338, US$66,225 and US$8,435 during the years ended December 31, 2010, 2011 and 2012, respectively, which are included in general and administrative expenses in the Group’s consolidated statements of operations.

Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current Assets
(5)	OTHER CURRENT ASSETS

	December 31, 2011	December 31, 2012
Receivable from the Group’s executives and employees	46,361	46,476
VAT recoverable	136,303	44,467
Tax recoverable	35,162	28,822
Others	77,179	46,765

	295,005	166,530

Pursuant to the PRC tax regulations, the income derived from the exercise of the share options is subject to individual income tax, of which a certain amount should be withheld by the Group from these existing or former executives and employees for payment to the PRC tax authorities. As of December 31, 2011 and 2012, the Group had an outstanding receivable from these existing or former executives and employees of US$46,361 and US$46,476 respectively in relation to the individual income tax liabilities arising from their exercise of share options, which are included in other current assets. A corresponding amount of the Group’s withholding obligation is recorded in accrued expenses and other payables.

Assets Classified As Held for Sale and Liabilities Directly Associated With Assets Classified As Held for Sale	12 Months Ended
Dec. 31, 2012
Assets Classified As Held for Sale and Liabilities Directly Associated With Assets Classified As Held for Sale
(6)	ASSETS CLASSIFIED AS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE

In December 2012, the Group management has been involved in an active program to locate a buyer for LDK Solar Hi-Tech (Hefei) Co., Ltd. (“LDK HF”), a wholly owned PRC subsidiary of LDK Solar Co., Ltd..

The Group management determined that carrying value of assets classified as held for sale was lower than its fair value less cost to sell. Therefore, a loss was recognized for write-down to fair-value less cost to sell, amounting to US$ 74,178 for the year ended December 31, 2012.

The disposal transaction is expected to be structured as sale of the shares of a subsidiary and the Company elects to classify the deferred taxes associated with the individual assets and liabilities as assets or liabilities held for sale.

The followings table details the Group’s assets classified as held for sale and liabilities directly associated with assets classified as held for sale as at December 31, 2012:

December 31, 2012
Assets classified as held for sale
Cash and cash equivalents	554
Pledged bank deposits	21,043
Trade accounts and bills receivable, net	1,564
Inventories	26,801
Other current assets	56,348
Prepayments to suppliers, net	543
Property, plant and equipment, net	420,646
Land use rights	40,865
Other non-current assets	17,355

Subtotal	585,719

Write-down of assets held for sale to fair value less cost to sell	(74,178)

Total assets	511,541

Liabilities directly associated with assets classified as held for sale
Borrowings	(353,959)
Bills payable	(74,408)
Trade accounts payable	(8,610)
Advance payments from customers	(10)
Accrued expenses and other payables	(84,761)

Total liabilities	(521,748)

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net
(7)	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31, 2011	December 31, 2012
Buildings	815,713	799,628
Plant and machinery	2,445,506	2,184,660
Furniture, fixtures and office equipment	31,358	32,057
Motor vehicles	8,066	7,185

	3,300,643	3,023,530
Less: accumulated depreciation	(523,539)	(734,927)
Construction in progress	1,095,257	798,690

	3,872,361	3,087,293

Depreciation expense was US$153,196, US$221,119 and US$254,627, for the years ended December 31, 2010, 2011 and 2012, respectively, of which 98.13%, 95.66% and 96.09% is recorded in cost of goods sold for the years ended December 31, 2010, 2011 and 2012.

Construction in progress as of December 31, 2012 includes US$111,703 (2011: US$239,112) of furnaces, wire saws for wafer production and other equipment for polysilicon, cell and module production that have been received but is pending installation.

For the year ended December 31, 2012, the Group determined that the carrying value of certain machinery and equipment was no longer recoverable based on management’s assessment. As a result, the Group recorded an impairment loss of US$109,027 in 2012, which is included in “Impairment loss for property, plant and equipment” in the consolidated statements of operations.

Redeemable Non-controlling Interests	12 Months Ended
Dec. 31, 2012
Redeemable Non-controlling Interests
(8)	REDEEMABLE NON-CONTROLLING INTERESTS

On December 30, 2010, LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), one of the Company’s wholly owned subsidiaries, entered into a subscription investment agreement with China Development Bank Capital Corporation Ltd., two investment funds affiliated with China Construction Bank Corporation Ltd. and an investment fund affiliated with another major PRC bank (collectively as “the Strategic Investors”) to allot and issue 240,000,000 series A redeemable convertible preferred shares for an aggregate issuance price of US$ 240,000. The transaction was consummated with the preferred shares allotted and issued on June 3, 2011. The preferred shares on an as-if-converted basis represented approximately 18.46% of the aggregate issued and outstanding share capital of LDK SCT on the closing date, with the Company holding the remaining 81.54%.

Pursuant to the investment agreement, the Strategic Investors have the right to convert all or any portion of their preferred shareholdings into ordinary shares of LDK SCT at the initial conversion ratio of 1:1 at any time after the date of issuance of the preferred shares and prior to the closing of a qualified initial public offering of LDK SCT (“Qualified IPO”). The initial conversion ratio is subject to certain standard anti-dilution provisions. The strategic investors also have the right to require the Company and/or LDK SCT to redeem the preferred shares if (i) LDK SCT has not completed a Qualified IPO by June 3, 2013, or (ii) a material breach of the terms and conditions of the investment agreements by the Company, LDK SCT, their respective subsidiaries, and Mr. Xiaofeng Peng (“Mr. Peng”). In the event of any redemption under this right, the redemption price is equal to 100% of the subscription price of US$240,000, plus a 23% internal rate of return on such subscription price minus any dividends paid up to the date of redemption plus an annual dividend on a pro rata basis among all shareholders of LDK SCT up to an amount of its retained earnings so that the strategic investors will receive at least US$15,000 of such dividend, to the extent the declaration and distribution of such dividend are permitted by laws and contractual obligations applicable to LDK SCT. LDK SCT will not be liable for the declaration and distribution of such dividend if, by the end of that year, it has received an approval for listing of its shares on an internationally recognized stock exchange for a Qualified IPO and the Qualified IPO is consummated within three months from the date of the listing approval. In addition, a cash compensation is paid to the Strategic Investors if the consolidated net profit of LDK SCT and its subsidiaries fails to achieve the targeted net profits for each of 2010 and 2011. Management concluded that the net profit target of LDK SCT and its subsidiaries was met for 2010 and 2011. Accordingly, no cash compensation has been recognized. The Company also pledged 15% of its equity interests in Jiangxi LDK Solar Hi-Tech Co., Ltd. (“JXLDK”) to China Development Bank Capital Corporation Ltd, which shall expire and automatically terminate immediately prior to the Qualified IPO.

The series A preferred shares issued by LDK SCT was recorded and accounted for as redeemable non-controlling interests outside of permanent equity in the Group’s consolidated balance sheets in accordance with ASC 480-10. In accordance with ASC 810-10-65, changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary shall be accounted for as equity transactions. The redeemable non-controlling interest was initially measured at the non-controlling interests’ share of the carrying amount of LDK SCT’s net assets as of June 3, 2011.

The difference between the measurement under ASC 810-10-65 of US$ 170,716 and the fair value of US$ 240,000 of the redeemable non-controlling interests was recorded in additional paid-in capital. Subsequently, the redeemable non-controlling interests is carried at the higher of (1) the initial carrying amount, increased or decreased for the non-controlling interests’ share of net income or loss or (2) the expected redemption value. The redemption value of redeemable non-controlling interests includes the principal subscription price of US$240,000, the 23% internal rate of return and the annual dividend of US$15 million. The change of the carrying amounts of the redeemable non-controlling interests is recognized as net income attributable to redeemable non-controlling interests in the consolidated statements of operations. Adjustments to reflect the current period change in the excess, if any, of the redeemable non-controlling interests’ redemption value over their ASC 810-10 measurement amount is recorded against permanent equity in retained earnings.

The change in the carrying amount of redeemable non-controlling interests for the years ended December 31, 2011 and 2012 is as follows:

December 31, 2011
Balance as of December 31, 2010	—
Recognition of redeemable non-controlling interests on June 3, 2011	170,716
Earnings attributable to the redeemable non-controlling interests	11,522
Foreign currency translation adjustment	2,866
Accretion to redemption value of redeemable non-controlling interests	34,590
Balance as of December 31, 2011	219,694

December 31, 2012
Balance as of December 31, 2011	219,694
Loss attributable to the redeemable non-controlling interests	(41,963)
Foreign currency translation adjustment	328
Accretion to redemption value of redeemable non-controlling interests	153,984
Payment of dividend to redeemable non-controlling interests	(8,749)
Balance as of December 31, 2012	323,294

Investment in Associates and a Jointly Controlled Entity	12 Months Ended
Dec. 31, 2012
Investment in Associates and a Jointly Controlled Entity
(9)	INVESTMENT IN ASSOCIATES AND A JOINTLY-CONTROLLED ENTITY

In January 2008, the Group acquired a 33.5% equity interest in Jiangxi Sinoma New Material Co., Ltd. (“Sinoma”), a crucible manufacturer based in the PRC, from an unrelated party. The investment is accounted for under equity method.

In March 2009, the Group entered into a joint venture agreement with Q-cells SE (“Q-Cells”) to form a jointly-owned company named LQ Energy GmbH (“LQ Energy”), which is engaged in the investment in solar projects. The Group’s contributed capital represented 51% of the share capital of LQ Energy. The Group accounts for its investment in LQ Energy using the equity method because the minority shareholder has significant participating rights in determining certain financial and operating decisions of LQ Energy that are made in the ordinary course of business. Such participating rights include but are not limited to the selection of solar projects. In April 2012, the Group transferred all of its 51% share capital in LQ Energy to Q-Cells for a consideration of US$43,159, among which US$39,453 was set off against the balance of advance payment from Q-Cells. The remaining consideration of US$3,706 was received in June 2012. The Group recognized a gain of US$ 3,427 in other income in the statement of operations for the year ended December 31, 2012.

In September 2011, the Group entered into an investment agreement with Qinghai Hydropower (Group) Co., Ltd. (“Qinghai Hydro”), to form a company named Qing Hai Hydropower Group (Geermu) Solar Energy Generating Co., Ltd. (“Geermu Hydropower”). The Group’s investment, which represents 20% of the share capital of Geermu Hydropower, is accounted for under the equity method.

Other Non-Current Assets	12 Months Ended
Dec. 31, 2012
Other Non-Current Assets
(10)	OTHER NON-CURRENT ASSETS

Other non-current assets includes an available-for-sale equity security with a carrying amount of US$5,775 (2011:US$10,265) as of December 31, 2012, which represented 8 million equity shares of Beijing Jingyuntong Technology Co., Ltd. (“JYT”) held by the Company’s subsidiary in the PRC, JXLDK. The equity shares in JYT accounted for approximately 1% of JYT’s total equity interests and are restricted for sale for a 36-month periods after the completion of JYT’s initial public offering in the PRC in September 2011. The Group initially recognized the investment at cost before the shares of JYT became marketable, and subsequently measured it at its fair value of US$5,775 as of December 31, 2012 based on the quoted price of shares of JYT and adjusted by a 25% discount to reflect the sale restriction. The unrealized gain (loss) of approximately US$6,653 and US$(3,368), net of tax (expense)/benefit of US$(2,218) and US$1,122 was recognized as other comprehensive income for the years ended December 31, 2011 and 2012, respectively.

For the year ended December 31, 2012, the Group determined that the carrying value of certain intangible assets related to trademark and customer relationships included in “Other non-current assets” were no longer recoverable based on management’s assessment. As a result, the Group recorded an impairment loss of US$25,255 in 2012, which is included in “Impairment loss for intangible assets” in the consolidated statements of operations.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings
(11)	BORROWINGS

(a)	Current

	December 31, 2011	December 31, 2012
Bank borrowings – secured	427,618	599,906
Bank borrowings – unsecured	1,260,765	1,718,590
Current installments of long-term bank borrowings (Note (b))	343,640	72,831

	2,032,023	2,391,327

The short-term borrowings outstanding as of December 31, 2012 carry a weighted average interest rate of 6.050% (2011: 6.236%).

The Group’s secured short-term borrowings of US$563,155 are secured by the Group’s bills receivable, inventories, plant and machinery, land use rights and SPI’s outstanding shares with the carrying amounts of US$268, US$44,079, US$732,534, US$175,850 and US$7,500 as of December 31, 2012, and among which US$153,846 are guaranteed by the Company’s shareholder, Mr. Peng.

The Group’s secured short-term borrowings of US$36,751, along with secured long-term borrowings of US$45,000 (Note 11(b)) are secured by the Group’s plant and machinery and land use rights with carrying amounts of US$140,753 and US$6,337 respectively as of December 31, 2012, and are guaranteed by the Company’s shareholder, Mr. Peng.

The Group’s unsecured short-term borrowings of US$199,753 are guaranteed by Mr. Peng and his spouse Ms. Zhou Shan together. The Group’s unsecured short-term borrowings of US$7,955 are guaranteed by Xinyu Credit Guarantee Center, respectively.

Outstanding unsecured short-term borrowing totaling US$9,546 borrowed by JXLDK from China Construction Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.9, which are calculated based on its financial statements prepared under PRC GAAP, China Construction Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. JXLDK has obtained a waiver letter dated April 11, 2013 from China Construction Bank confirming that it will not require JXLDK to repay the outstanding borrowing prior to maturity date as a result of the breach of above financial covenants.

Outstanding unsecured short-term borrowing totaling US$60,000 borrowed by JXLDK from China Development Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 85% or the current ratio is below 0.7, which are calculated based on its financial statements prepared under PRC GAAP, China Development Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. As a result, China Development Bank has the right to accelerate the repayment of the borrowings in accordance with the borrowing agreement, but to date, JXLDK has not received any notice of event of default or noticed any threat to accelerate the stated maturity of such borrowing.

Outstanding long-term borrowings with an original maturity date beyond December 31, 2013, totaling US$97,305 borrowed by JXLDK from China Development Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.7, which are calculated based on its financial statements prepared under PRC GAAP, China Development Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. The Company reclassified these borrowings from long-term borrowings to short-term borrowings as of December 31, 2012.

Outstanding long-term borrowings with an original maturity date beyond December 31, 2013, totaling US$131,732 borrowed by JXLDK from China Construction Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.9, which are calculated based on its financial statements prepared under PRC GAAP, China Construction Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. The Company reclassified these borrowings from long-term borrowings to short-term borrowings as of December 31, 2012.

Outstanding long-term borrowing with an original maturity date beyond December 31, 2013, totaling US$17,000 borrowed by the Company from China Development Bank contain financial covenants. The covenants specify that if the ratio of the weighted average market value of SPI’s outstanding shares to the principal amount of the loan is less than 2:1 on any test date, China Development Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, the ratio of the weighted average market value of SPI’s outstanding shares to the principal amount of the loan was 0.69:1. The Company reclassified these borrowings from long-term borrowings to short-term borrowings as of December 31, 2012.

In addition, outstanding borrowings from certain banks totaling US$1,256,956 contain subjective acceleration provision that may be triggered by material deterioration of the Group’s financial condition or event of default of other financial indebtedness. While the Company currently does not believe that it is probable that repayment of these borrowings will be accelerated by the related banks, if the related banks have concerns over the Group’s current financial condition, they have the right to accelerate the repayment of the borrowings. Accordingly, the Company reclassified such borrowings of US$642,490 from long-term borrowings to short-term borrowings as of December 31, 2012. But to date, the Group has not received any notice of event of default or noticed any threat to accelerate the stated maturity of such borrowings.

As of December 31, 2012, the Group has total revolving credit of US$1,167,528 (2011: US$4,153,881) and unused credit of US$95,682 (2011: US$1,650,126) which it can draw upon.

(b)	Long-term

	December 31, 2011	December 31, 2012
Bank borrowings - secured	492,958	65,000
Bank borrowings - unsecured	741,114	37,831

	1,234,072	102,831
Less: current installments	(343,640)	(72,831)

	890,432	30,000

The long-term borrowings outstanding as of December 31, 2012 bear interest at a rate per annum equal to a variable interest rate that is repriced either (a) annually with reference to the prevailing base lending rate pronounced by People’s Bank of China (“PBOC”), or (b) semi-annually or quarterly with reference to the prevailing six-month US LIBOR rate. The weighted average interest rates for the years ended December 31, 2012 and 2011 were 4.8613% and 6.5267%, respectively.

In addition to the aforementioned secured long-term borrowings of US$45,000 (Note 11(a)), which are secured by the Group’s plant and machinery and land use right, the remaining secured long-term borrowings of US$20,000 are secured by the Group’s machinery with a carrying amount of US$68,703 as of December 31, 2012, and are guaranteed by the Company’s shareholders, Mr. Peng and Ms. Zhou Shan.

Future principal repayments on the long-term bank borrowing are as follows:

2013	72,831
2014	15,000
2015	15,000

102,831

Advance Payments from Customers	12 Months Ended
Dec. 31, 2012
Advance Payments from Customers
(12)	ADVANCE PAYMENTS FROM CUSTOMERS

The Group requires certain customers to make prepayments before delivery has occurred. Such prepayments are recorded as advances from customers in the Group’s consolidated financial statements, until delivery has occurred. Advances from customers for which the deliveries of goods are expected to occur after twelve months are classified as non-current liabilities in the Group’s consolidated balance sheets. Advance payments from customers are reclassified to other payables when the related wafer supply contracts or orders are cancelled, early terminated, expired or in dispute and it is probable that the Group will refund the advance payment balances to the customers. Several customers ceased to execute the wafer purchase contracts with the Group due to dispute over wafer price during the years ended December 31, 2011 and 2012. The Group initiated either arbitrations or negotiation with those customers in an effort to resume the execution of contracts. However, no active response was received from those customers and certain customer had demanded termination of contract and repayment of advance wafer payments. As a result, the Group assessed that it is probable that certain advances received from customers will be paid back by the Group and accordingly, advance payments of US$16,577 and US$ nil were reclassified to other payables during the years ended December 31, 2011 and 2012, respectively. Such non-cash reclassification from advance from customers to other payables was included in the “Changes in operating assets and liabilities” in the Group’s consolidated statements of cash flows.

The Group reached agreements with certain customers to terminate their long-term solar wafer supply agreements, which included a “take-or-pay” provision that required the customers to purchase minimum volumes of wafer at pre-determined fixed prices according to a pre-determined schedule. As part of the original supply agreements, these customers made an advance payment representing a portion of the contract value to the Group. In exchange for the Group’s agreement to terminate the original supply agreement, some of these customers agreed to cancel the original supply agreements by forfeiting the advance payments. For other customers, the Group obtained an arbitration award or legal counsel opinion in favor of the Group’s claim to confiscate the advance payments due to the customers’ failure to purchase the minimum volume in accordance with the original supply agreements. Therefore, the Group recognized a total contract cancellation revenue of US$ nil, US$ 27,826 and US$ 92,233 for the year ended 2010, 2011 and 2012.

Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables
(13)	ACCRUED EXPENSES AND OTHER PAYABLES

Components of accrued expenses and other payables are as follows:

	December 31, 2011	December 31, 2012
Purchase of equipment	478,197	348,296
Withholding individual income tax payable (a)	47,652	47,768
Income tax payables	6,207	5,026
Accrued payroll and welfare	11,577	23,599
Other payable due to customers (Note 12)	89,491	89,533
Other payable due to litigation and claims (b)	0	46,668
Other accruals and payable	116,264	165,987

	749,388	726,877

(a)	Withholding individual income tax payable

As of December 31, 2011 and 2012, the Group had withholding individual income tax payable of US$47,652 and US$47,768 respectively, arising from the Group’s withholding tax obligation in relation to the exercise of share options by certain of the Group’s executives and employees pursuant to PRC tax regulations (see Note 5).

In 2008, the Group obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group’s executives and employees sell their shares, at which time the Group will withhold the tax and remit it on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2011 and 2012.

(b)	Other payable due to litigation and claims

On June 1, 2012, the Group received a notice from Beijing Jingyuntong Technology Co., Ltd. (“JYT”), one of its wafer equipment suppliers, to terminate the wafer equipment sales agreement entered into in July 2008. JYT also requested the Group to pay penalty as stipulated in the agreement as a result of the delay in accepting the equipment and settlement of installment payment for these equipment to be delivered in accordance with the schedule agreed in 2011. On June 8, 2012, JYT issued an arbitration request to claim for the penalty with respect to the termination of the sales agreement. In December 2012, the China International Economic and Trade Arbitration Commission (“CIETAC”) stated that by virtue of the arbitration proceedings, LDK needed to pay a penalty in the amount of approximately US$46,668 to JYT. As a result, the Group recorded such penalty payable of US$ 46,668 and charged it to general and administrative expenses in the statement of operations for the year ended December 31, 2012.

Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations
(14)	CAPITAL LEASE OBLIGATIONS

In December 2011 and 2012, the Group sold certain newly purchased equipments and equipments pending installation (collectively “Leased Assets”) with carrying amounts of US$113,621 and US$7,959 to third-parties (the “purchaser-lessors”) for cash consideration of US$ 95,526 and US$6,284, respectively, and simultaneously entered into several 2-4 year contracts and two 18 year contracts to lease back the Leased Assets from the purchaser-lessors. Pursuant to the terms of the contract, the Group is required to pay to the purchaser-lessors quarterly lease payments over 1-18 years and is entitled to a bargain purchase option at the end of the lease. The leases are classified as capital leases. In connection with these sale-leaseback transactions, the Group recognized a loss of approximately US$ 18,095 and US$1,675 during the years ended December 31, 2011 and 2012 respectively, which is being deferred and amortized in the consolidated statements of operations over the useful life of the leased assets.

The gross amount of plant and equipment and related accumulated amortization recorded under capital leases are as follows:

	December 31, 2011	December 31, 2012
Plant and machinery	119,086	89,089
Less: accumulated amortization	(9,824)	(16,182)

	109,262	72,907
Construction-in-progress – equipment pending installation	24,053	14,829

	133,315	87,736

Amortization of assets held under capital leases is included in depreciation expense.

Future minimum lease payments under capital lease obligations as of December 31, 2012 are as follows:

Year ending December 31:
2013	45,611
2014	26,834
2015	13,137
Beyond 2015	9,888

Total minimum lease payments	95,470
Less: Amounts representing interest (at interest rate of 7.79%)	(12,042)

Present value of minimum payments	83,428
Current portion	(41,698)

Non-current portion	41,730

Convertible Senior Notes	12 Months Ended
Dec. 31, 2012
Convertible Senior Notes
(15)	CONVERTIBLE SENIOR NOTES

On April 15, 2008, the Company sold an aggregate principal amount of US$400,000 4.75% Convertible Senior Notes due 2013 (the “Convertible Senior Notes” or “Existing Note”) to Morgan Stanley & Co International plc, UBS AG, J.P. Morgan Securities Inc., Needham & Company, LLC, Cowen and Company, LLC and Lazard Capital Markets LLC (the “Initial Purchasers”). The net proceeds from the offering, after deducting offering expenses, were approximately US$388,743. The Convertible Senior Notes bear interest at a rate of 4.75% per annum payable semi-annually in arrears on April 15 and October 15 of each year beginning on October 15, 2008. The Convertible Senior Notes mature on April 15, 2013 (“maturity date”).

The Convertible Senior Notes are convertible at any time prior to (and including) the third business day preceding the maturity date into the American Depositary Shares, or ADSs of the Company, based on an initial conversion rate of 25.4534 ADSs per US$1 principal amount of Convertible Senior Notes (which represents an initial conversion price of approximately US$39.29 per ADS), subject to adjustments as defined in the Convertible Senior Notes Agreement (the “Agreement”). In no event will the conversion rate for the notes exceed 31.8167 ADSs shares per US$1 principal amount.

Upon conversion of the Convertible Senior Notes, in lieu of deliver of ADSs, the Company may elect to deliver cash or a combination of cash and ADSs.

If a fundamental change, as defined in the Agreement, occurs, the holders of the Convertible Senior Notes may require the Company to repurchase all or a portion of their Convertible Senior Notes, in integral multiples of US$1, at a repurchase price in cash equal to 100% of the principal amount plus accrued and unpaid interest to, but excluding, the repurchase date.

The Convertible Senior Notes could not be redeemed prior to April 15, 2011. At any time on or after April 15, 2011, the Company may, at its option, redeem the Convertible Senior Notes, in whole or in part from time to time, in integral multiples of US$1, at a redemption price in cash equal to 100% of the principal amount plus any accrued and unpaid interest to, but excluding, the redemption date, provided that the closing sale price of the Company’s ADSs for at least 20 trading days in the 30 consecutive trading day period ending on the date one trading day prior to the date of the notice of redemption is greater than 130% of the conversion price of the notes on the date of such notice.

On April 15, 2011, holders of the Convertible Senior Notes could have required the Company to repurchase all or a portion their Convertible Senior Notes, in integral multiples of US$1, at a price in cash equal to 100% of the principal amount plus any accrued and unpaid interest to, but excluding, the repurchase date, subject to certain additional conditions, as defined in the Agreements.

The Convertible Senior Notes are unsecured, and are effectively subordinated to all of the Company’s existing and future secured indebtedness to the extent of the assets securing such indebtedness, and are structurally subordinated to all liabilities of our subsidiaries, including trade payables.

Pursuant to the registration rights agreement dated April 15, 2008, the Company is required to file with the SEC a shelf registration statement that would cover the resale of the Convertible Senior Notes, the underlying ordinary shares and the underlying ADSs, cause the shelf registration statement to become effective and keep it continuously effective under the U.S. Securities Act within a specified period. If the Company fails to do so, the Company is required to pay additional interest while there is a continuing registration default at a rate per annum equal to 0.25% for the 90-day period beginning on (and including) the date of the registration default events, and thereafter at a rate per annum equal to 0.50%, of the aggregate principal amount of the applicable Convertible Senior Notes, payable semi-annually on April 15 and October 15 of each year, until the cessation of the registration default events. This additional interest would be required to be paid in cash. The maximum amount of additional interest expense the Company would incur would be approximately US$9 million through the maturity of the Convertible Senior Notes. The Company filed the required shelf registration statement and caused it to become effective under the U.S. Securities Act on September 30, 2008. Management currently believes that it is not probable the Company will be required to incur any additional interest for failing to keep the shelf registration statement continuously effective within the period as specified in the registration rights agreement.

The convertible senior notes agreement does not contain any financial covenants or other significant restrictions.

The Company separated the 4.75% convertible senior notes into a liability component and an equity component. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability (including any embedded features other than the conversion option) that does not have an associated equity component. The carrying amount of the equity component representing the embedded conversion option was determined by deducting the fair value of the liability component from the initial proceeds ascribed to the 4.75% convertible senior notes as a whole. The excess of the principal amount of the liability component over its carrying amount is amortized to interest expense over the expected life of a similar liability that does not have an associated equity component using the effective interest method. The equity component is not re-measured as long as it continues to meet the conditions for equity classification.

Issuance and transaction costs incurred at the time of the issuance of the 4.75% convertible senior notes with third parties are allocated to the liability and equity components in proportion to the allocation of proceeds and accounted for as debt issuance costs and equity issuance costs, respectively.

During the year ending December 31, 2010, the Group repurchased US$8,000 aggregate principal amount of Convertible Senior Notes for a total cash consideration of US$7,719. Debt issuance costs and debt discount totaling US$88 were written off along with the repurchase transaction. A gain of US$193 on the repurchase was recorded in other income.

In December 2010, the Company completed an exchange of certain Existing Notes with Notes in an aggregate principal amount of US$31,918 (“the New Notes”). The only material difference between the New Notes and Existing Notes is the absence in the New Notes of the provisions contained in the Existing Notes that allowed the holder of the Existing Notes to require the Company to repurchase all or a portion of their Existing Notes on April 15, 2011. The Company determined that the New Notes are not substantially different from the Existing Notes and the exchange is accounted for as modification of Existing Notes.

In March, May and September 2011, the Group repurchased US$5,400, US$200 and US$10,832 aggregate principal amount of Convertible Senior Notes for a total cash consideration of US$5,397, US$200 and US$7,393 respectively. Debt issuance costs and debt discount totaling US$7, US$ nil and US$850 were written-off along with the repurchase transactions. A gain of US$2,585 on the repurchase was recorded in other income.

On April 15, 2011, certain holders of the outstanding Convertible Senior Notes exercised the put option and the Company redeemed an aggregate principal amount of US$351,775 of their Convertible Senior Notes.

On April 15, 2013, due to a temporary cash-flow shortage, the Company was not able to make full payments to the holders of the outstanding Convertible Senior Notes in an aggregate principal amount of US$ 23,793, plus interest, which is due and payable on their maturity date of April 15, 2013. The Company privately and individually negotiated with two holders of such Convertible Senior Notes in the aggregate principal amount of US$ 16,553, and reached settlement with them, shortly before the maturity date, through a partial payment in cash and effectively a loan facility to postpone the repayment of the remaining indebtedness. Subsequent to April 15, 2013 and as of the date of this annual report, the Group has further settled with holders of Convertible Senior Notes of an additional aggregate principal amount of $3,655 through private and individual negotiations. While the Group believes the failure in repayment of a small portion of the Convertible Senior Notes upon their maturity has not triggered a cross-default of the Group’s other indebtedness, there is no assurance that an overall cross-default will not occur as a result, despite of the Group’s efforts in negotiating a settlement with each of the remaining holder as quickly as it can, subsequent to the maturity of the Convertible Senior Notes.

The 4.75% convertible senior notes consisted of the following as of December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Equity component (1)	17,774	17,774
Liability component:
Principal	23,793	23,793
Less: debt discount, net (2)	(60)	(14)

Net carrying amount	23,733	23,779

– Current	0	23,779
– Non-current	23,733	0

(1)	Included in the consolidated balance sheets within additional paid-in capital.
(2)	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.

Debt issuance costs and debt discount are amortized as interest expense using the effective interest rate method through the earliest date the holders of the Convertible Senior Notes can demand payments.

As of December 31, 2012, the remaining lives of the 4.75% convertible senior notes are 0.29 year.

The following table set forth total interest expense recognized related to the 4.75% convertible senior notes during the years ended December 31, 2010, 2011 and 2012, respectively:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	18,925	6,551	1,130
Amortization of debt issuance costs	3,764	2,196	985
Amortization of debt discount	6,409	1,795	46

Total interest incurred	29,098	10,542	2,161

Effective interest rate of the liability component	7.64%	10.37%	10.37%

Rmb-Denominated Us$-Settled Senior Notes	12 Months Ended
Dec. 31, 2012
Rmb-Denominated Us$-Settled Senior Notes
(16)	RMB-DENOMINATED US$-SETTLED SENIOR NOTES

On February 18, 2011 and April 11, 2011, the Company sold an aggregate principal amount of RMB 1,200,000 and RMB 500,000 10% US$-settled senior notes due 2014 (the “Senior Notes”) outside the United States pursuant to Regulation S under the United States Securities Act of 1933, as amended (the “Securities Act”). The net proceeds from the offering, after deducting the offering expenses of US$ 5,749, were approximately US$ 252,908. The Senior Notes bear interest at a rate of 10% per annum, payable semi-annually in arrears on February 28 and August 28 of each year beginning on August 28, 2011. The Senior Notes will mature on February 28, 2014 (“maturity date”). The indenture (the “Indenture”) provides that the Senior Notes are unsecured and guaranteed by certain subsidiaries of the Company organized outside of the PRC (the “Subsidiary Guarantees”).

The Indenture governing the Senior Notes restrict the Company and/or its subsidiaries from incurring additional indebtedness, as defined in the Indenture, unless (i) the Company and/or its subsidiaries are able to satisfy certain financial ratios, or (ii) the Company and/or its subsidiaries are able to incur such additional indebtedness pursuant to any of the exceptions to the financial ratio requirements, and meet other applicable restrictions as specified in the Indenture. In addition, the Indenture governing the Senior Notes includes a number of significant restrictive covenants, such as restriction on the Company’s ability, and the ability of most of its subsidiaries, to declare dividends on capital stock or purchase or redeem capital stock. For the four most recent full fiscal quarters, the “Consolidated Fixed Charge Coverage Ratio”, as defined in the indenture governing the RMB-denominated US$-settled senior notes (“Senior Notes”), is less than the required ratio of 2.5 to 1.0. As a result, the Group will not be able to incur any additional indebtedness until the Group’s “Consolidated Fixed Charge Coverage Ratio” significantly improves on the basis of the Group’s four most recent full fiscal quarters unless such indebtedness falls into one of the permitted exceptions or exemptions, such as re-financing existing indebtedness.

From August 29 to September 2, 2011, the Company repurchased RMB 68,400 (US$ equivalent: US$10,709) aggregate principal amount of the Senior Notes due 2014 in the open market for a total cash consideration of US$8,223. Debt issuance costs and debt discount totaled US$240 was written-off along with the repurchase transactions. Gain of US$2,246 on the repurchase was recorded in other income.

On December 14, 2012, the Company launched a solicitation of consents to obtain the consent of holders of at least a majority in aggregate principal amount of the Senior Notes to certain proposed amendments. On December 21, 2012, the Company received the required number of unrevoked consents from holders of the Senior Notes, which was necessary to approve the proposed amendments. On December 24, 2012, a supplemental indenture giving effect to the Proposed Amendments in compliance with the conditions contained in the Indenture was executed. According to the supplemental indenture, the Company and its subsidiaries are allowed to incur additional indebtedness, subject to various terms and conditions, to enhance the Group’s ability to take necessary actions to improve its liquidity and increase its cash flow under the current market conditions.

The above debt modification was not considered as a substantial modification of debt in accordance with ASC470. No debt extinguishment gain or loss is recognized.

The Senior Notes consisted of the following as of December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Principal	258,948	259,581
Less: debt discount, net (1)	(121)	(68)

Net carrying amount	258,827	259,513

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.

Debt issuance costs and debt discount are amortized as interest expense using the effective interest rate method through the maturity date of the Senior Notes.

The following table set forth total interest expense recognized related to the Senior Notes during the year ended December 31, 2011 and 2012:

	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	20,893	25,852
Amortization of debt issuance costs	1,427	1,866
Amortization of debt discount	38	53

Total interest incurred	22,358	27,771

Effective interest rate of the Senior Notes	11.35%	11.35%

PRC Notes	12 Months Ended
Dec. 31, 2012
PRC Notes
(17)	PRC NOTES

On October 19, 2011, JXLDK, a subsidiary in the PRC, sold an aggregate principal amount of RMB 400,000 PRC domestic notes due 2012 (the “Short-term PRC Notes”) to institutional investors in the PRC. The net proceeds from the offering, after deducting offering expenses, were approximately RMB 398,222 (US$ 63,201). The Short-term PRC Notes bear interest at a rate of 7.59% per annum, and are payable on October 21, 2012 (“maturity date”). In October 2012, the Group repaid RMB 400,000 (US$63,639) aggregate principal amount of Short-term PRC Notes.

On December 8, 2011, JXLDK sold an aggregate principal amount of RMB 500,000 PRC domestic notes due 2014 (the “Long-term PRC Notes”) to institutional investors in the PRC. The net proceeds from the offering, after deducting offering expenses, were approximately RMB 495,350 (US$ 78,616). The Long-term PRC Notes bear interest at a rate of 6.8% per annum, payable on December 8 of each year beginning on December 8, 2012. The Long-term PRC Notes will mature on December 8, 2014 (“maturity date”).

The Short-term and Long-term PRC Notes (the “PRC Notes”) do not contain any financial covenants or other significant restrictions.

Debt issuance costs incurred at the time of the issuance of the PRC Notes are capitalized and amortized as interest expense using the effective interest rate method through the maturity date of the PRC Notes.

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the year ended December 31, 2011 and 2012:

	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	324	5,403
Amortization of debt issuance costs	14	230

Total interest incurred	338	5,633

Effective interest rate of the Long-term PRC Notes	6.94%	7.15%

Interest Costs	12 Months Ended
Dec. 31, 2012
Interest Costs
(18)	INTEREST COSTS

The following is a summary of the Group’s interest costs incurred during years ended December 31, 2010, 2011 and 2012:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Interest costs capitalized	31,321	33,141	4,301

Interest costs charged
– Interest on bank and other borrowings	67,803	157,908	204,910
– Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	19,278	31,326	39,423
– Interest on long-term payable due to Q-cells	7,931	704	—
– Settlement of interest rate swap contracts	—	—	4,484
– Change of fair value of interest rate swap contracts	—	—	10,154

Sub-total	95,012	189,938	258,971

Total interest costs	126,333	223,079	263,272

Gain On Restructuring of Payables	12 Months Ended
Dec. 31, 2012
Gain On Restructuring of Payables
(19)	GAIN ON RESTRUCTURING OF PAYABLES

The Group has entered into various agreements with its suppliers to restructure the Group’s payables. Under these agreements, the suppliers agreed to give fixed discounts and the Group agreed to settle the outstanding payables (after discounts) according to a pre-determined payment schedule. Accordingly, the Group recognized gains on restructuring of payables, amounting to US$ nil, US$ nil and US$ 10,510 for the years ended December 31, 2010, 2011 and 2012, respectively.

Without recognizing the gain on restructuring of payables, the Group’s net loss available to LDK Solar Co., Ltd. shareholders would have increased by US$10,510, and the basic and diluted loss per ordinary share would have increased by US$0.08 for the year ended December 31, 2012. The Group did not record any gain on restructuring of payables for the years ended December 31, 2010 and 2011.

Prepaid Forward Contracts	12 Months Ended
Dec. 31, 2012
Prepaid Forward Contracts
(20)	PREPAID FORWARD CONTRACTS

In connection with and to facilitate the offering of the Convertible Senior Notes, the Company entered into Prepaid Forward Contracts (the “Prepaid Forward Contracts”) on April 9, 2008 with J.P. Morgan Chase Bank, Morgan Stanley & Co International plc and UBS AG, which are the affiliates of the representatives of the Initial Purchasers (the “Dealers”). The Prepaid Forward Contracts relate to a number of the Company’s ADSs equal to US$ 199,437, divided by the closing price of the Company’s ADSs on the New York Stock Exchange on April 9, 2008. Pursuant to the Prepaid Forward Contracts, the Company prepaid the Dealers US$ 199,437 on April 15, 2008 for the repurchase of 6,345,450 ADSs of the Company.

Until the Company satisfied certain conditions, including completing certain corporate actions and satisfying requirements of Cayman Islands law in relation to the repurchase of the Company’s shares, the prepaid forward contracts would be settled in cash on the final settlement date (or earlier in certain circumstances) with the Dealers delivering the Company an amount of cash equal to the product of (a) the

ADS number of 6,345,450 and (b) the weighted average price of our ADSs over a number of days specified in the Prepaid Forward Contracts. Once those conditions are satisfied, the Prepaid Forward Contracts will, from the date when such conditions are satisfied, be settled in shares with the Dealers delivering the ADSs at their discretion, in full or in part, at any time prior to May 30, 2013. The Company’s management determined that the Company satisfied all those conditions on June 17, 2008.

The Prepaid Forward Contracts were initially recognized as assets and measured at fair value as the contracts could only be settled in cash at the inception date. When the conditions for physically settlement in shares were met on June 17, 2008, the fair value of Prepaid Forward Contracts as at that date were reclassified as a reduction of additional paid-in capital in equity. The change in fair value of the Prepaid Forward Contracts of US$ 60,028 from the issuance date to June 17, 2008 was reported in the consolidated statements of operations for the year ended December 31, 2008.

Since the Prepaid Forward Contracts require physical settlement of a fixed number of ADSs at a fixed price per ADS at the time conditions for physical settlement are met, the shares to be repurchased pursuant to the Prepaid Forward Contracts are treated as retired from June 17, 2008 through December 31, 2012 for purposes of the Company’s basic and diluted earnings (loss) per share calculations during the years ended December 31, 2010, 2011 and 2012 respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
(21)	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company and LDK SCT are not subject to any income tax or capital gains. In addition, there is no withholding tax on payments of dividends by Cayman Islands companies.

People’s Republic of China

The Company’s PRC subsidiaries file separate income tax returns. Effective from January 1, 2008, pursuant to the Corporate Income Tax Law (the “CIT Law”) which was passed by the National People’s Congress of the PRC on March 16, 2007, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

Prior to January 1, 2008, JXLDK was entitled to a tax holiday of 2-year full tax exemption followed by 3-year 50% reduction in the income tax rate starting from 2006 under the then effective tax rules and regulations. Such tax holiday is grandfathered by the CIT Law and its relevant regulations. Accordingly, JXLDK is subject to income tax at 12.5% for 2010.

In December 2009, JXLDK was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new CIT Law and is entitled to the preferential income tax rate of 15% from 2009 to 2011. Under the CIT Law, where the transitional preferential enterprise income tax policies and the preferential policies prescribed under the CIT Law and its implementation rules overlap, an enterprise may choose the more favorable policy, but may not enjoy multiple preferential policies. JXLDK chose to complete the grandfathered tax holiday of 12.5% for the overlapping period of 2010 and is subject to income tax at 15% for 2011. In November 2012, JXLDK renewed its HNTE status and is therefore entitled to the preferential income tax rate of 15% from 2012 to 2014.

In September 2011, Jiangxi PV Silicon Technology Co., Ltd. (“LDKPV”) was recognized by the Chinese government as an HNTE and is entitled to the preferential income tax rate of 15% from 2011 to 2013. Based on the evaluation of LDKPV’s conformity to the qualification criteria for HNTE, management considered that LDKPV is not qualified as a HNTE in 2012. Therefore, LDKPV was subject to income tax rate at 25% for 2012.

HK SAR

The Company’s Hong Kong incorporated subsidiaries are subject to Hong Kong Profits Tax at 16.5% on income arising in or derived from Hong Kong. No provision for Hong Kong Profits tax was made as they sustained tax losses for each of the years ended December 31, 2010, 2011 and 2012, where applicable. The payments of dividends by Hong Kong tax residents are not subject to Hong Kong withholding tax.

United States

LDK USA and SPI are subject to US federal statutory tax rate of 34% and are also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax purposes.

European Countries

LDK Solar Europe Holding S.A. (“LDK Europe”) is incorporated in Luxemburg and is subject to a 28.59% corporate tax rate. Capital repayment received from LQ Energy within one year after the incorporation of LQ Energy is subject to 26.375% withholding tax rate.

All of the Company’s subsidiaries incorporated in Italy are subject to corporate income tax at 31.4%.

LDK Trading Service Germany Limited (“LDK Germany Trading”), LDK German Holding Gmbh (“LDK Germany Holding”) and Sunways are incorporated in Germany and are subject to 15% corporate income tax, plus a solidarity surcharge of 5.5% on corporate income tax and a trade tax rate depends on the location of the company. LDK Germany Trading and LDK German Holding are subject to an effective income tax rate of 32.98%. Sunways is subject to an effective income tax rate of 29.80%.

LDK Solar Spain S.L. is incorporated in Spain and is subject to a 30% corporate tax rate.

LDK Solar Tech, Europe, GmbH is incorporated in Switzerland and is subject to a 21.17% corporate tax rate.

The income tax expense (benefit) attributable to earnings (loss) from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2012
PRC	1,183	6,845	8,028
U.S. Federal	146	0	146
U.S. State and Local	25	0	25
Other jurisdictions	612	33	645

	1,966	6,878	8,844

Year ended December 31, 2011
PRC	34,436	(26,476)	7,960
U.S. Federal	279	0	279
U.S. State and Local	48	0	48
Other jurisdictions	954	(5,100)	(4,146)

	35,717	(31,576)	4,141

Year ended December 31, 2010
PRC	34,948	27,264	62,212
U.S. Federal	18	0	18
U.S. State and Local	8	0	8
Other jurisdictions	(672)	4,644	3,972

	34,302	31,908	66,210

Earnings (loss) before income taxes of the Group consist of the following:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
PRC operations	413,120	(540,245)	(776,361)
U.S. operations	23	(1,318)	(23,904)
Other foreign operations	(50,466)	(63,250)	(242,950)

Total	362,677	(604,813)	(1,043,215)

The actual income tax expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to earnings (loss) before income taxes as a result of the following:

	Year ended December 31, 2010		Year ended December 31, 2011		Year ended December 31, 2012
Earnings (loss) before income taxes	362,677		(604,813)		(1,043,215)

Computed income tax expense (benefit)	90,669	25%	(151,203)	25%	(260,804)	25%
Effect of tax rate differential for entities in non-PRC jurisdictions	7,736	2%	30,156	(5%)	517	(0%)
Change in tax rate	(743)	0%	1,687	0%	(3,355)	0%
Non-deductible expenses
Share-based compensation	2,762	1%	2,482	(1%)	2,278	(0%)
Others	77	0%	47	(0%)	1,888	(0%)
50% additional deduction of R&D expense	(660)	0%	(5,297)	1%	(1,048)	0%
Change in valuation allowance	4,621	1%	174,269	(29%)	261,879	(25%)
Tax effect on transfer of equity interests within the Group	5,103	1%	(44,332)	7%	0	0%
Taxable investment income	0	0%	0	0%	4,510	(0%)
Withholding tax on undistributed earnings of PRC subsidiaries	3,788	1%	(3,788)	1%	0	0%
Tax holiday	(44,561)	(12%)	0	0%	0	0%
Others	(2,582)	(1%)	120	0%	2,979	(0%)

Actual income tax expense	66,210	18%	4,141	(1%)	8,844	(1%)

Without the tax holiday, the Group’s income tax expense would have increased by US$44,561, and the basic and diluted earnings per ordinary share would have decreased by US$0.35 and US$0.33 respectively for the year ended December 31, 2010. The Group did not enjoy any tax holiday for the years ended December 31, 2011 and 2012.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2011	December 31, 2012
Deferred income tax assets:
Inventories write-down	42,395	27,448
Impairment loss on property, plant and equipment	309	20,649
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	37,493	34,551
Provision for loss on firm purchase commitment	5,213	7,047
Accruals	3,976	8,657
Capital lease obligation	1,430	1,417
Deferred revenue	18,720	23,456
Net operating loss carry forwards	155,372	345,174
Government subsidy	5,609	10,487
Derivative financial instruments	0	1,867
Write-down on assets held for sale	0	18,545

Total gross deferred income tax assets	270,517	499,298
Less: valuation allowance	(196,994)	(459,503)

Deferred income tax assets , net of valuation allowance	73,523	39,795

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(9,679)	(9,421)
– Property, plant and equipment	(7,523)	(1,886)
– Change in fair value of available-for-sale investment	(2,200)	(1,078)
– Investment in an associate	0	(852)

Total gross deferred income tax liabilities	(19,402)	(13,237)

Net deferred income tax asset	54,121	26,558

Classification on consolidated balance sheets:
Deferred income tax assets:
– Current	30,931	8,667
– Non-current	39,376	20,529
Deferred income tax liability:
– Current	0	0
– Non-current	(16,186)	(2,638)

The increase in the valuation allowance for the years ended December 31, 2010, 2011 and 2012 were US$4,621, US$191,122 and US$262,509, respectively. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2012, the valuation allowance of US$459,503 was related to the deferred income tax assets of certain subsidiaries. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment. In order to fully utilize the deferred income tax asset, certain PRC subsidiaries will need to generate future taxable income of approximately US$ 107,176.

Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, and taking into account the availability of the tax planning strategies, management believes it is more likely than not that the Group will realize the benefits of these deductible differences, net of the valuation allowance, as of December 31, 2011 and 2012. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

As of December 31, 2012, the Group has net operating loss carry forwards of approximately US$ 1,386,963 relating to certain PRC and overseas subsidiaries. Tax losses of the PRC subsidiaries amounted to US$ 1,101,427 as of December 31, 2012, of which US$ 344, US$5,020 and US$476,055 and US$ 620,008 will expire by the end of 2014, 2015, 2016 and 2017 respectively if unutilized. Tax losses of HK subsidiaries of US$ 146,340 as of December 31, 2012 can be utilized indefinitely.

The CIT Law and its relevant regulation impose a 10% withholding income tax for dividends distributed by the PRC subsidiaries to the Company for distribution of earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company did not recognize deferred income tax liabilities of US$ 2,314 for the undistributed earnings of approximately US$ 23,135 of the PRC subsidiaries as of December 31, 2012 as management plans to reinvest these earnings indefinitely in the PRC.

As of January 1, 2010 and for each of the three years ended December 31, 2010, 2011 and 2012, the Group has no unrecognized tax benefits relating to uncertain tax positions. Also, management does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The Group’s subsidiaries file their income tax returns in the PRC, Hong Kong, United States and European Union. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation extends to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand (US$ 15). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s operating subsidiaries in the PRC for the years ended December 31, 2005 through 2012 are open to examination by the PRC state and local tax authorities. The income tax returns of LDK International are open to audit for the years ended December 31, 2006 through 2012 under the statute of limitation established by the Hong Kong Inland Revenue Ordinance.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group’s PRC entities to substantial PRC taxes in the future.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
(22)	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

Capital commitments outstanding at December 31, 2011 and 2012 not provided for in the financial statements were as follows:

	December 31, 2011	December 31, 2012
Purchase of property, plant and equipment	443,001	253,200

(b)	Polysilicon purchase commitments

In order to secure adequate and timely supply of polysilicon materials, the Group entered into certain multi-year procurement contracts with period from 2009 through 2016 for quantities that are expected to meet the Group’s anticipated production needs. Pursuant to the terms of these contracts, the Group was required to purchase fixed quantities of polysilicon at predetermined fixed price.

As of December 31, 2012, the amount of the fixed and determinable portion of the obligation with respect to these contracts is as follows:

Year ending December 31	USD ‘000
2013	18,790
2014	9,800
2015	7,348
2016	7,348

Total	43,286

(c)	Contingencies

The CIETAC stated that the wafer supply contracts entered into in October 2007 and June 2008 between the Group, Canadian Solar Inc. (“CSI”) and its China-based subsidiary were valid and effective through their respective term under the terms and conditions related to quantities and prices as set forth therein. On December 12, 2012, the CIETAC stated that by virtue of the arbitration proceedings, CSI needed to pay the Group an amount of approximately RMB 248,904 (US$39,551), including advance payment of RMB 60,000 (US$9,534) received and penalty of RMB 188,904 (US$30,017) to be received from CSI, to compensate the Group for the loss of profitability.

The Group recognized a contract cancellation revenue of US$9,534, for which payment had been received. Since it is not virtually certain that an inflow of economic benefits will arise, no contingent asset is recognized in respect of the remaining amount of US$30,017 in the consolidated financial statements as of December 31, 2012.

Ordinary Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares
(23)	ORDINARY SHARES

During 2006, the Company issued 75,000,000 ordinary shares at par value of US$ 0.10 per share (adjusted for the ten-for-one share split effected on July 18, 2006);

In June 2007, the Company issued 14,007,700 American Depositary Shares (“ADSs”), representing 14,007,700 ordinary shares. The Company’s ADSs are quoted on the New York Stock Exchange;

In June 2007, all issued and outstanding Series A, B and C redeemable convertible preferred shares were converted into 15,580,000 ordinary shares on a one to one basis upon the completion of the Company’s IPO;

In August 2007, 1,457,000 of vested stock options granted to executives and employees were exercised, resulting in the issuance of 1,457,000 ordinary shares;

In September 2008, the Company issued 4,800,000 ADSs, representing 4,800,000 ordinary shares, at a price of US$ 41.75 per ADS, raising approximately US$ 190,892, net of related expenses of US$ 9,508;

During 2008, 2,265,696 of vested share options granted to executives, employees and investors were exercised, resulting in the issuance of 2,265,696 ordinary shares;

In June 2008 and November 2010, the Company issued 750,000 and 1,500,000 ordinary shares respectively to a third party service company in preparation for any future exercise of share options. Ordinary shares held by the service company are reduced when share options are exercised by employees. As these ordinary shares are held by this service company on behalf of the Company and do not contain any voting and dividend rights, they are considered as issued but not outstanding shares and have been excluded in the number of outstanding ordinary shares and the EPS figures as disclosed in the consolidated financial statements as of and for the years ended December 31, 2010, 2011 and 2012. Ordinary shares held by the service company were 249,406, 1,393,362 and 341,645 ordinary shares as at December 31, 2010, 2011 and 2012 respectively.

In December 2009, the Company issued 16,520,000 ADSs, representing 16,520,000 ordinary shares, at a price of US$ 7.00 per ADS, raising approximately US$ 109,225 net of related expenses of US$ 6,415;

During 2009, 141,247 of vested share options granted to executives and employees were exercised, resulting in the issuance of 141,247 ordinary shares.

In January 2010, the Company issued 1,645,900 ADSs, representing 1,645,900 ordinary shares, at a price of US$ 7.00 per ADS, raising approximately US$ 11,061 net of related expenses of US$ 461;

During 2010, 1,532,712 of vested share options granted to executives and employees were exercised, resulting in the issuance of 1,532,712 ordinary shares;

In February 2011, the Company issued 13,800,000 ADSs, representing 13,800,000 ordinary shares, at a price of US$ 12.4 per ADS, raising approximately US$162,584 net of related expense of US$ 8,536.

Pursuant to a share repurchase program established on June 27, 2011, the Group repurchased 18,657,487 ADSs, representing 18,657,487 ordinary shares, in the open market or through privately negotiated transactions, for an aggregate amount of US$110,559 between July 11 and August 26, 2011.

On September 19, 2011, the Group privately issued and placed 4,374,315 ADSs, representing 4,374,315 ordinary shares at a price of US$5.8958 per share, to LDK New Energy Holding Limited, the controlling shareholder of the Company, raising an aggregate of US$ 25,790.

During 2011, 1,051,717 of vested share options granted to executives and employees were exercised, resulting in the issuance of 1,051,717 ordinary shares.

In November 2012, the Company privately issued and placed 25,307,497 ADSs, representing 25,307,497 ordinary shares, at a price of US$ 0.86 per ADS, to Heng Rui Xin Energy Co., Ltd. (“HRX”), a PRC company invested by privately owned and state-owned funds, raising approximately US$21,765.

Statutory Reserve	12 Months Ended
Dec. 31, 2012
Statutory Reserve
(24)	STATUTORY RESERVE

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. At the Company level, a transfer of US$ 28,599, US$17,505 and US$ nil from retained earnings to statutory reserve was recorded for the years ended December 31, 2010, 2011 and 2012 respectively.

Share Based Compensation	12 Months Ended
Dec. 31, 2012
Share Based Compensation
(25)	SHARE BASED COMPENSATION

On July 31, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”) to recognize and acknowledge the contributions the eligible participants made to the Company and to the business. As of December 31, 2012, options to purchase up to 15,882,630 ordinary shares are authorized under the Plan. Share options are granted at an exercise price more than or equal to the stock’s fair value at the date of grant and have a term of three to five years. Generally, share option granted vest over 3 to 5 years from date of grant while certain options granted vest immediately.

The fair value of the option award is estimated on the date of grant using a lattice-based option valuation model, which incorporates ranges of assumptions for inputs as noted in the following table. Prior to the Initial Public Offering (“IPO”) in June 2007, because the Company did not maintain an internal market for its shares, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in similar industry. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The employees that were granted the share options are expected to exhibit the same behavior. Since the share options once exercised will primarily trade in the U.S. capital market and there was no comparable PRC zero coupon rate, the risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Note as of the grant date.

Following the Company’s IPO, because the Company did not have a sufficient historical transaction data to date to calculate the volatility, the expected volatility was still based on the historical volatilities of comparable publicly traded companies engaged in similar industry until 2010. In 2011, the Company’s calculation of expected volatility was based on the implied volatility of the Company as of the grant date. In 2012, the Company’s calculation of expected volatility was based on the historical volatility of the Company as of the grant date. Other computational methodologies and assumptions remained unchanged.

	2010	2011	2012
Expected volatility	70.28%~88.64%	58.88%~ 63.96%	97.50%
Expected dividends	0%	0%	0%
Expected term	5.91~8.56 years	5.51~ 6.95 years	4.17~4.89 years
Risk-free interest rate	2.44%~3.88%	3.02%~ 3.66%	2.68%~3.04%
Estimated fair value of underlying ordinary shares	US$5.50~US$9.54	US$3.79~US$7.84	US$4.00~US$4.24
Weighted-average fair value of underlying ordinary shares	US$5.76	US$7.07	US$4.16

Prior to the IPO, the estimated fair value of the underlying ordinary shares granted was determined based on a valuation analysis performed by Sallmanns based on various generally accepted valuation methodologies. Management determined that the income approach was appropriate to determine the fair value of the Company’s business and its share price.

A summary of the non-cash share based compensation expenses for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Costs of goods sold	2,783	1,881	1,323
General and administrative expenses	7,717	7,260	6,669
Selling expenses	57	126	189
Research and development costs	487	660	723

Total non-cash share based compensation expenses	11,044	9,927	8,904

No non-cash share-based compensation expense was incurred for the years ended December 31, 2010, 2011 and 2012 respectively in respect of share options granted to non-employees.

A summary of options for the years ended December 31, 2010, 2011 and 2012 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2010
Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57

Granted during 2010	6,818,437	0	6,818,437	US$	7.12
Exercised	(1,532,712)	0	(1,532,712)	US$	4.55
Forfeited or cancelled	(503,463)	0	(503,463)	US$	21.29
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.80	6.43 years	29,992

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2012
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31

Granted during 2012	3,909,973	0	3,909,973	US$	5.63
Exercised	0	0	0		0
Forfeited or cancelled	(4,729,150)	0	(4,729,150)	US$	10.99
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73	7.91 years	0

Vested or expected to vest as of December 31, 2012	8,599,646	0	8,599,646	US$	6.74	7.90 years	0

Exercisable as of December 31, 2012	2,302,858	0	2,302,858	US$	7.55	7.16 years	0

         The total intrinsic value of options exercised during the years ended December 31, 2010 and 2011 was US$4,719 and US$4,160 respectively. There were no share options exercised in 2012.

         The Company reduced the exercise price and extended the vesting period of 1,390,170 outstanding share options held by employees in 2012. The total incremental value as a result of the modification amounted to US$1,416 in 2012, which is recognized ratably over 5 years from the date of modification. The Company has elected to bifurcate the amounts and recognize the incremental value over the period from the modification date until the date when the modified share option vest. The modified share options were included in the number of share options granted and number of share options forfeited or cancelled for the year ended December 31, 2012.

As of December 31, 2012, there was US$25,622 (2011: US$29,558) of total unrecognized compensation cost related to non-vested share options. This cost is expected to be recognized over a weighted average period of approximately 2.86 years (2011: 3.31 years). The Company is expected to issue new shares to satisfy share option exercises. Cash received from the exercise of options under the share option plans during 2012 was US$ nil (2011: US$4,745).

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share
(26)	EARNINGS (LOSS) PER SHARE

The computation of basic and diluted earnings (loss) per share is as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Numerator used in basic earnings (loss) per share
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	290,797	(620,869)	(970,971)
Accretion to redemption value of redeemable non-controlling interests	0	(34,590)	(153,984)

Net income (loss) available to LDK Solar Co., Ltd. shareholders	290,797	(655,459)	(1,124,955)

Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	19,278	0	0

Numerator used in diluted earnings (loss) per share	310,075	(655,459)	(1,124,955)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic earnings (loss) per share	125,580,754	133,806,940	130,492,366

Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	841,673	0	0
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	10,145,865	0	0

Weighted average number of ordinary shares outstanding used in computing diluted earnings (loss) per share	136,568,292	133,806,940	130,492,366

Earnings (loss) per share – basic	2.32	(4.90)	(8.62)

Earnings (loss) per share – diluted	2.27	(4.90)	(8.62)

The computation of basic and dilutive earnings (loss) per share for the years ended December 31, 2010, 2011 and 2012 reflects a reduction of the weighted average of 6,345,450 ordinary shares deemed to have been retired as a result of the Prepaid Forward Contracts (see Note 20).

During the year ended December 31, 2012, the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2012 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 605,613 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2012, there was no dilutive effect of outstanding share options of 8,670,108 by applying the treasury stock method because the impact was anti-dilutive.

During the year ended December 31, 2011 the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2011 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 3,398,960 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2011, there was no dilutive effect of outstanding share options of 9,489,285 by applying the treasury stock method because the impact was anti-dilutive.

During the year ended December 31, 2010, the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted earnings per share for the year ended December 31, 2010 assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 10,145,865 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was dilutive. In computing diluted earnings per share for the year ended December 31, 2010, there was dilutive effect of outstanding share options of 841,673 by applying the treasury stock method because the ordinary shares assumed to be issued upon the exercise of the share options was more than the number of shares assumed to be purchased at the average estimated fair value during the period. The proceeds used for the assumed purchase include the sum of the exercise price of the share options and the average unrecognized compensation cost.

Segment Reporting and Concentration Of Risk	12 Months Ended
Dec. 31, 2012
Segment Reporting and Concentration Of Risk
(27)	SEGMENT REPORTING AND CONCENTRATION OF RISK

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas and major customers. The method of determining what information to report is based on the way that management organizes the operating segments within the company for making operating decisions and assessing financial performance.

The Company operates in two principal reportable business segments, Polysilicon (“Polysilicon segment”) and Wafer, cell, module and PV project (“Other PV products segment”). The Polysilicon segment involves production and sales of polysilicon. The Other PV products segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and PV modules and processing services, manufacture and sales of PV cells and the development of power plant projects. Miscellaneous revenues and expenses and other unallocated costs and expenses are recorded in Other. The chief operating decision maker is the chief executive officer of the Company.

Consistent with the reports received and reviewed by the chief operating decision maker for purpose of assessing the financial performance and allocating resources of the two business segments, the Company reports the segment information at the net sales and gross profit level.

The following table summarizes the Company’s revenues generated from each segment:

		Year Ended December 31, 2010
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	272,791	2,425,874	(189,318)	2,509,347
Depreciation	(67,733)	(82,598)	0	(150,331)
Inventory write-downs	0	(6,113)	0	(6,113)
Gross profit (loss)	60,707	536,850	(39,722)	557,835

		Year Ended December 31, 2011
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	599,208	2,012,180	(453,575)	2,157,813
Depreciation	(99,423)	(112,099)	0	(211,522)
Inventory write-downs	(743)	(304,432)	0	(305,175)
Gross profit (loss)	208,972	(81,179)	(167,454)	(39,661)

		Year Ended December 31, 2012
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	85,662	837,367	(60,147)	862,882
Depreciation	(108,367)	(136,306)	0	(244,673)
Inventory write-downs	(757)	(180,143)	0	(180,900)
Gross (loss) profit	(113,551)	(265,960)	26,919	(352,592)

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Mainland China	858,988	833,387	275,625
Europe	892,803	619,531	290,671
Asia Pacific excluding mainland China	566,172	571,325	221,940
North America	191,384	133,570	74,646

Total net revenue	2,509,347	2,157,813	862,882

Significant concentrations

The carrying amounts of cash and cash equivalents, pledged bank deposits, trade accounts receivable, prepayments and other current assets represent the Group’s maximum exposure to credit risk in relation to financial assets. As of December 31, 2012, substantially all of the Group’s cash and cash equivalents and pledged bank deposits were held in major financial institutions located in the mainland China, the Hong Kong Special Administrative Region, European Union and USA, which management believes have high credit ratings. As of December 31, 2012, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$283,313 in total and were denominated in the following currencies:

	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	508	193	1,540,214	0
In Hong Kong	3,220	3,328	19	100
In USA	18,703	0	0	0
In European Union	0	8,436	0	0

Total in original currency	22,431	11,957	1,540,233	100

US$ equivalent	22,431	15,823	245,046	13

None of the customers that directly or indirectly contributed, on an individual basis, 10% or more of revenue for the years ended December 31, 2010, 2011 and 2012.

A significant portion of the Company’s outstanding accounts receivables is derived from sales to a limited number of customers. As of December 31, 2011 and 2012, outstanding accounts receivable with individual customer in excess of 10% of total accounts receivables is as follows:

	December 31, 2011	December 31, 2012
Customer A	42,120	16,235

Solar-grade polysilicon feedstock is an essential raw material in manufacturing the Group’s multicrystalline solar wafers. The Group’s operations depend on its ability to procure sufficient quantities of solar-grade polysilicon on a timely basis. The Group’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce, and stunt the growth of its manufacturing output and revenue.

In order to secure stable supply of polysilicon and other raw materials, the Group makes prepayments to certain suppliers. Such amounts are recorded as prepayments to suppliers on the consolidated balance sheets and amounted to US$137,424 for the year ended December 31, 2012 (2011: US$146,350). The Group makes the prepayments without receiving collateral for such payments. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. A provision for doubtful recoveries of US$4,749, US$70,459 and US$8,435 for prepayments to suppliers was made for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2011	December 31, 2012
Supplier A	4,233	11,392
Supplier B	4,746	0

In addition to the above, the Group also made prepayments to Best Solar Co., Ltd. (“Best Solar”), which is controlled by Mr. Peng, for purchase of modules, which were recorded under due from related parties. See note 28 (a) for details.

The Group relies on a limited number of equipment suppliers for all of its principal manufacturing equipment. There is currently a shortage globally of the equipment required for its manufacturing process and capacity expansion. If any of the Group’s major equipment suppliers encounter difficulties in the manufacturing or shipment of its equipment to the Group or otherwise fail to supply equipment according to its requirements, it will be difficult for the Group to find alternative providers for such equipment on a timely basis which in turn could adversely affect its production and sales.

Business and economic risks

The Group operates in an industry with limited operating history and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and new trends in new technologies and industry standards; capital market performance and public interest in companies operating in the PRC that are listed in the United States; competition from other competitors; changes in certain strategic relationships or customers relationships; regulatory or other factors; the ability to obtain necessary financial and other resources at commercially viable terms; the ability to attract and retain employees necessary to support the Group’s growth and general risks associated with the solar industry.

The Group conducts its principal operations in the PRC and accordingly is subject to special considerations and significant risks not typically associated with investments in equity securities of United States and Western European companies. These include risks associated with, among others, the political, economic, legal environment and social uncertainties in the PRC, government agencies’ influence over certain aspects of the Group’s operations and competition in the solar industry.

In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for the past two decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective and as a result, changes in the rate or method of taxation and changes in State policies may have a negative impact on the Group’s operating results and financial position.

Solar energy application requires significant initial capital investment. Industry demand for solar energy products depends on the availability of financing to downstream customers. The Group’s business and results of operations were adversely affected by the global economy slowdown, European debt crisis in 2012 and U.S. determination on anti-dumping and countervailing duties together with EU initiation of anti-dumping investigation, which led to volatility in security prices, severely diminished liquidity and credit availability. Severe erosion on average selling price of the Group’s products was witnessed from the second quarter of 2011. This sustainable growth in solar energy market therefore has great uncertainty as the ultimate stabilization of global economy is uncertain under the current macroeconomic market. Demand for our products might fluctuate if solar industry end-customers are not able to finance PV systems at a competitive cost.

The Group cannot assure that there will be no further deterioration of the global credit condition and any resulting effects of changes, including those described above, may have a material and adverse effect on the Group’s business, results of operations and financial condition in 2013.

Currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
(28)	RELATED PARTY TRANSACTIONS

For the periods presented, in addition to the guarantees and security provided by related parties for the Group’s bank borrowings in Note (11), the principal related party transactions and amounts outstanding with the related parties are summarized as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Purchases of modules production equipment from Best Solar (note a)	21,248	0	0
Purchases of inventories from Best Solar (note a)	80,869	0	1,434
Purchase of buildings, plant and land use rights from Best Solar (note a)	0	61,574	0
Sales of modules and cells to Best Solar (note a)	4,587	0	0
Sales of PV project to Best Solar (note a)	0	723	2,281
Purchases of low value consumables from a related party (note b)	1,993	573	652
Purchases of auxiliary from a related party (note c)	7,821	11,142	3,056
Purchases of crucibles from an associate (note d)	14,252	18,116	6,220
Transfer of equity interest of a subsidiary to an associate (note d)	0	0	25,455
Sales of modules and other PV products to Geermu Hydropower (note e)	0	36,526	951

(a)	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar.

The Group purchased the crystalline modules of US$29,426, US$ nil and US$1,434 from Best Solar during the years ended December 31, 2010, 2011 and 2012. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443, US$ nil and US$ nil from Best Solar during the year ended December 31, 2010, 2011 and 2012. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010.

The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011.

The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010.

The Group sold PV projects of US$723 and US$2,281 to Best Solar during the year ended December 31, 2011 and 2012 respectively.

The Group settled the payable due to Best Solar related to the purchased buildings, plant and land use rights, amounting to US$11,989, during the year ended December 31, 2012.

The outstanding amounts due from Best Solar as of December 31, 2011 and 2012 were US$1,665 and US$19,320 respectively.

(b)	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., (“JXLXI”) which is a company controlled by Mr. Peng, amounting to US$1,993, US$573 and US$652 during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to JXLXI was US$1,519 and US$952 as of December 31, 2011 and 2012 respectively.

(c)	The Group purchased auxiliary materials of US$7,821, US$11,142 and US$3,056 from Saiwen Industry (Suzhou) Co., Ltd., (“SZSW”), a company controlled by Mr. Peng, during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to SZSW was US$8,340 and US$ nil as of December 31, 2011 and 2012 and due from SZSW was US$850 and US$ 763 as of December 31, 2011 and 2012.

(d)	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$14,252, US$18,116 and US$6,220 during the years ended December 31, 2010, 2011 and 2012 respectively.

The Group transferred 100% equity interest of GE ER MU LDK Solar Power Co., Ltd. (“LDK GRM") to Sinoma with a consideration of US$25,455. The Group and Sinoma agreed to settle the consideration through off-setting the Group’s payable balance due to Sinoma of US$14,110 and the remaining amount of US$11,345 would be treated as advance payments for future purchase of crucibles.

The outstanding amount due to Sinoma was US$9,460 and US$ nil as of December 31, 2011 and 2012 and due from Sinoma was US$ nil and US$11,345 as of December 31, 2011 and 2012.

(e)	The Group sold module and other PV products of US$36,526 and US$951 to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the year ended December 31, 2011 and 2012. The outstanding amount due from Geermu Hydropower was US$38,805 and US$3,892 as of December 31, 2011 and 2012.

(f)	The Group paid US$3,774 for the PV project construction on behalf of Century Solar Jewel Investments S.A. (“Century”), which is an equity method investee of LDK Europe during the year ended December 31, 2012. The outstanding amount due from Century was US$ nil and US$ 3,774 as of December 31, 2011 and 2012.

(g)	HRX paid US$18,164 for the miscellaneous expense on behalf of JXLDK during the year ended December 31, 2012. The outstanding amount due to HRX was US$ nil and US$ 18,164 as of December 31, 2011 and 2012.

In addition to the above, certain of the Group’s executives and employees exercised share options which vested in 2007, 2008, 2010 and 2011. Pursuant to the PRC tax regulations, the income derived from the exercise of the share options is subject to individual income tax, which should be withheld by the Group from these executives and employees for payment to the PRC tax authorities. The Group had an outstanding receivable from these executives and employees of US$46,361 and US$46,476 as of December 31, 2011 and 2012 respectively in relation to the individual income tax liabilities arising from the exercise of share options by these executives and employees, which are included in other current assets.

Ldk Solar Co., Ltd. (Parent Company)	12 Months Ended
Dec. 31, 2012
Ldk Solar Co., Ltd. (Parent Company)
(29)	LDK SOLAR CO., LTD. (PARENT COMPANY)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. These statutory reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

For the year ended December 31, 2012, US$ nil (2011: US$17,505; 2010: US$28,599) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s subsidiaries in the PRC.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of paid-up capital and statutory reserve amounting to US$1,523,098 as of December 31, 2012 (2011: US$1,523,098).

The following presents condensed unconsolidated financial information of the Parent Company only.

Condensed Balance Sheets

	December 31, 2011	December 31, 2012
Cash and cash equivalents	7,129	18
Due from other affiliates	25,775	19,561
Due from subsidiaries	85,400	142,408
Other receivables	250	250
Investment in subsidiaries	1,599,919	439,996
Dividend receivable	0	81,257
Debt issuance costs	5,598	2,750

Total assets	1,724,071	686,240

Accrued expenses and other payables	13,685	12,418
Borrowings	29,800	36,128
Convertible senior notes	23,733	23,779
RMB-denominated US$-settled senior notes, less debt discount	258,827	259,513
Due to subsidiaries	786,338	836,955
Deferred revenue	1,772	1,793
Total equity	609,916	(484,346)

Total liabilities and equity	1,724,071	686,240

Condensed Statements of operations

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Revenue	0	4,534	0
General and administrative expenses	(7,769)	(13,667)	(4,910)
Interest income	119	65	0
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(19,278)	(30,508)	(31,758)
Foreign currency exchange loss, net	0	(10,871)	(692)
Others	55	4,836	0

Loss before income tax and equity in earnings (loss) from subsidiaries	(26,873)	(45,611)	(37,360)
Equity in earnings (loss) from subsidiaries	318,986	(609,848)	(1,087,595)
Income tax expense	(1,316)	0	0

Net income (loss) available to ordinary shareholders	290,797	(655,459)	(1,124,955)

Condensed Statements of Cash Flows

	Year Ended December 31, 2010	Year Ended December 31, 2011	Year ended December 31, 2012
Cash flows from operating activities
Net income (loss)	290,797	(655,459)	(1,124,955)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of convertible senior notes issuance costs and debt discount	10,174	5,456	2,950
Equity in (earnings) loss from subsidiaries	(318,986)	609,848	1,087,595
Compensation revenue	0	(4,534)	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,831)	0
Others	(193)	0	629
Changes in operating assets/liabilities:
Due from subsidiaries	97,008	(53,515)	(35,794)
Due from an affiliate	0	(25,775)	0
Due to subsidiaries	176,052	47,223	35,617
Other assets/liabilities	(10,162)	6,895	(1,246)

Net cash provided by (used in) operating activities	244,690	(74,692)	(35,204)

Cash flows from investing activities
Investment in subsidiaries	(262,253)	(377,015)	0

Net cash used in investing activities	(262,253)	(377,015)	0

Cash flows from financing activities
Proceeds from related party borrowings	20,173	447,286	0
Proceeds from bank borrowings	0	29,800	12,568
Payment of bank borrowings	0	0	(6,240)
Proceeds from issuance of ordinary shares	18,029	167,329	21,765
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	(4,894)	(5,749)	0
Payment of repurchase of ordinary shares	0	(110,559)	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	258,657	0
Proceeds from private placements of ordinary shares	0	25,790	0
Payment for repurchase of RMB-denominated US$-settled senior notes	0	(8,223)	0
Payment of convertible senior notes redemption	(7,719)	(364,765)	0

Net cash provided by financing activities	25,589	439,566	28,093

Effect of foreign currency exchange rate changes on cash and cash equivalents	0	10,614	0
Net increase (decrease) in cash and cash equivalents	8,026	(1,527)	(7,111)
Cash and cash equivalents at beginning of year	630	8,656	7,129

Cash and cash equivalents at end of year	8,656	7,129	18

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
(30)	FAIR VALUE MEASUREMENTS

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet date:

•

Short-term financial instruments (cash equivalents, pledged bank deposits, trade accounts receivable and payable, bills receivable and payable, short-term bank borrowings, and accrued liabilities) – cost approximates fair value because of the short maturity period.

•

Long-term bank borrowings – fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carries variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•	Convertible senior notes – the estimated fair value was US$18,279 as of December 31, 2012 and was based on the quoted market price in an active market.

•	RMB-denominated US$-settled senior notes – the estimated fair value was US$155,531 as of December 31, 2012 and was based on the quoted market price in an active market.

•	Long-term PRC notes – the estimated fair value was US$72,699 as of December 31, 2012 and was based on the quoted market price in an active market.

•	Available-for-sale equity security of JYT – fair value is based on the quoted price of the share of JYT and adjusted by a 25% discount to reflect the sale restriction.

•	Interest rate swap contracts – fair value is based on the quotation from financial institution.

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2012, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying amount at December 31, 2012	Fair value at December 31, 2012	Fair value measurements using
			Level 1	Level 2	Level 3
Asset:
Available-for-sale equity security of JYT	5,775	5,775	0	5,775	0
Liability:
Interest rate swap contracts	10,154	10,154	0	10,154	0

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2012:

Description	Year ended December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
Long-lived assets	0	0	0	0	(109,027)
Intangible assets	0	0	0	0	(25,255)
Assets held for sale	511,541	0	0	511,541	(74,178)

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments
(31)	DERIVATIVE FINANCIAL INSTRUMENTS

The Group is exposed to certain risks relating to its ongoing business operation in the PRC. The primary risks are foreign currencies risks and interest rate risks, which are managed by using derivative instruments.

The Company’s principal operating subsidiaries are located in the PRC with the Renminbi being their functional currency. The Company’s PRC operating subsidiaries make sales, purchases and capital expenditures and obtain bank borrowings in currencies other than Renminbi, which primarily are in U.S. dollars. Historically, the required payments in U.S. dollars resulting from purchases, capital expenditure and bank borrowings have exceeded receipts in U.S. dollars resulting from sales. Any appreciation of the U.S. dollar against the Renminbi will generally result in foreign exchange losses and adversely affect the Group’s net income. With an aim to reduce its risk exposure, the Company will, on a selected basis, enter into forward contracts with the same financial institutions to forward purchase U.S. dollars when it obtains certain bank borrowings denominated in U.S. dollars through its PRC operating subsidiaries. During the year ended December 31, 2011, the Group entered into foreign exchange forward contracts with notional amount of EUR5,000 against its Euro denominated receivables. During the year ended December 31, 2012, the Group did not enter into any foreign exchange forward contracts.

The Group’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. As of December 31, 2012, the Group had outstanding bank borrowings of US$2,421,327 in total, of which US$940,716 carry variable interest rates with effective interest rates ranging from 3.6429% to 7.7550% per annum as of December 31, 2012. Interest expenses on these bank borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Group will, from time to time, enter into interest rate swap contracts with financial institutions in the PRC. During the years ended December 31, 2009 and 2011, the Group entered into two interest rate swap contracts with notional amount of US$60,000 and US$100,000, respectively.

The derivative instruments relating to the foreign exchange forward contracts and interest rate swap contracts entered by the Group did not meet the conditions specified to qualify for hedge accounting. These derivative financial instruments are initially recognized in the balance sheet at fair value and subsequently re-measured to their fair value with changes in fair value included in determination of net income (loss).

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2011 and 2012 are as follows:

	Asset derivatives				Liability derivatives
	December 31, 2011		December 31, 2012		December 31, 2011		December 31, 2012
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments under ASC 815
– Interest rate swap contracts	0	0	0	0	0	0	Other financial liabilities	(3,839)
– Interest rate swap contracts	0	0	0	0	0	0	Other liabilities	(6,315)

Total derivatives		0		0		0		(10,154)

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2011 and 2012 are as follows:

		Amount of gain (loss) recognized in income (expenses) on derivatives
Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income (expenses) on derivatives	Year ended December 31
		2011	2012
Foreign exchange forward contracts	Foreign currency exchange gain(loss), net	(581)	0
Interest rate swap contracts	Interest expenses	0	(10,154)

Total		(581)	(10,154)

The Group’s derivatives instruments outstanding as of December 31, 2012 do not contain any credit-risk-related contingent features.

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event
(32)	SUBSEQUENT EVENT

(a)	Issuance of new ordinary shares

The Company entered into a share purchase agreement dated January 21, 2013, with Fulai Investments Limited, which has agreed to purchase 17,000,000 newly issued ordinary shares of the Company, subject to the terms and conditions of the share purchase agreement, including a lock-up period for 180 days from the closing date of the contemplated transactions.

On February 28, 2013, the Company sold 5,000,000 newly issued ordinary shares of the Company to Fulai Investments Limited at a purchase price of US$1.83 per share, with an aggregate purchase price of US$9,150.

On March 26, 2013, the Company sold 12,000,000 newly issued ordinary shares of the Company to Fulai Investments Limited at a purchase price of US$1.28 per share, with an aggregate purchase price of US$15,360.

On April 26, 2013, the Company entered into another share purchase agreement with Fulai Investments Limited, which has agreed to purchase 25,000,000 newly issued ordinary shares of the Company at a purchase price of US$1.03 per share, with an aggregate purchase price of US$25,750, subject to the terms and conditions of the share purchase agreement, including a lock-up period for 180 days from the closing date of the contemplated transactions.

Fulai Investments Limited is a company incorporated and existing under the laws of the British Virgin Islands and is wholly owned by Mr. Cheng Kin Ming, a Chinese merchant conducting business in Hong Kong.

(b)	Disposal of LDKHF

On April 12, 2013, the Group signed an agreement to sell and transfer all of the Group’s equity interest in LDK HF, its wholly owned subsidiary, to Hefei High Tech Industrial Development Social Service Corporation (“HF SSC”), an affiliate of the Hefei City government, for approximately RMB 121,000 (US$19,251). According to the agreement, the Group issued a guarantee to HF SSC regarding the collectability of LDK HF’s certain accounts receivable and prepayments. HF SSC also agreed to communicate and discuss with relevant creditors of LDK HF to remove the Group’s existing guarantees provided for LDK HF’s short-term borrowings, amounting to US$312,306, before April 12, 2014.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting. A parent company deconsolidates a subsidiary or derecognizes a group of assets when that parent company no longer controls the subsidiary or group of assets specified in ASC810. When control is lost, the parent-subsidiary relationship no longer exists and the parent derecognizes the assets and liabilities of the qualifying subsidiary or group of assets.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates, including those related to the classification and realization of inventories, trade accounts receivable, prepayments to suppliers and deferred tax assets, estimated useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, the determination of fair values of financial instruments and share-based instruments, accrued warranty expenses, provision for loss on firm purchase commitment and assessments about potential tax uncertainties, contingent liabilities and the Company’s ability to continue as a going concern. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign currency transactions and translations
(c)	Foreign currency transactions and translations

The functional currency of the Company, LDK Solar USA Inc. (“LDK USA”), Solar Power Inc. (“SPI”), LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), LDK Silicon Holding Co., Limited (“LDKSH”), LDK Solar International Company Limited (“LDK International”), LDK Solar Hi-tech (Hong Kong) Co., Ltd. (“LDK HKT”), LDK PV Tech (Hong Kong) Co., Ltd. (“LDK HKPVT”) and LDK Solar Canada Inc. (“LDK Canada”) is the United States dollar (“US$”). The functional currency of those subsidiaries located in the PRC and Europe are Renminbi (“RMB”) and EURO (“EUR€”) respectively. Transactions denominated in foreign currencies are re-measured into the functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

The Group’s reporting currency is the US$. Accordingly assets and liabilities of subsidiaries, whose functional currency is not the US$, are translated into US$ using exchange rates in effect at each period end, and revenues and expenses are translated into US$ at average rates prevailing during the year. Gains and losses resulting from the translations of the financial statements of these subsidiaries into US$ are recognized as other comprehensive income in the statement of comprehensive income.

Commitments and contingencies
(d)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal and other fees incurred in connection with loss contingencies are expensed as incurred. Legal cost expenses are reported net of expected insurance recoveries.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and on hand and certificates of deposit with an initial term of less than three months when purchased, and which are unrestricted as to withdrawal and use.

Pledged bank deposits
(f)	Pledged bank deposits

Pledged bank deposits represent amounts held by banks, which are not available for the Group’s use, as security for issuance of letters of credit relating to purchase of raw materials and production equipments, letters of guarantee or bank borrowings. Upon maturity of the letters of credit, letters of guarantee and repayment of bank borrowings, the deposits are released by the bank and become available for general use by the Group. Pledged bank deposits are reported within cash flows from operating, investing or financing activities in the consolidated statements of cash flows with reference to the purpose of making the pledge. Pledged bank deposits, which matures twelve months after the balance sheet date are classified as non-current assets in the consolidated balance sheets.

Trade accounts receivable
(g)	Trade accounts receivable

Trade accounts receivable are recorded at the amount due from customers for the sales of products sold and services rendered. Amounts collected on trade accounts receivable are included in net cash provided by (used in) operating activities in the consolidated statements of cash flows. An allowance for doubtful accounts is provided based on the management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management assesses the recoverability of accounts receivable by analyzing specific customer accounts that have known or potential doubt as to collectability. The Group does not have any off-balance-sheet credit exposure related to its customers.

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2010	December 31, 2011	December 31, 2012
Beginning Balance	4,551	6,226	117,288
Additions	1,690	108,925	52,349
Reversal of allowance for doubtful accounts	(156)	(835)	(61,994)
Amount written-off against allowance	0	0	(1,113)
Transfer to assets classified as held for sale	0	0	(14,655)
Foreign currency exchange rate effect	141	2,972	197

Ending balance	6,226	117,288	92,072

Inventories
(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method.

The Group regularly reviews the cost of inventory and records a lower of cost or market write-down if any inventories have a cost in excess of market value. In addition, the Group regularly evaluates the quantity and value of its inventory in light of current market conditions and record write-down for any quantities in excess of demand and for any obsolescence or slow moving inventory. The review and evaluation take into consideration a number of factors including historical and forecasted consumption of raw materials, actual sales of finished goods subsequent to period-end, sales contracts for finished goods on hand, marketability of inventories, anticipated change in market average selling price, risk of obsolescence of inventories due to change in technology or change in physical properties over time and other factors.

On occasion, the Group enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Group to pay for committed volumes regardless of whether the Group actually acquires the materials. The Group evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Group recognized a provision for loss on firm purchase commitment of US$ nil, US$ 27,637 and US$ 10,675 during the years ended December 31, 2010, 2011 and 2012, respectively, which is included in cost of goods sold in the Group’s consolidated statements of operations. Please refer to Note 22(b) for the disclosure of purchase commitments.

Assets held for sale
(i)	Assets held for sale

Non-current assets or disposal groups are classified as held for sale when their carrying amount will principally be recovered through a sales transaction rather than through continued use and a sales transaction is highly probable. Assets held for sale are recorded at the lower of carrying value and fair value less cost to sell and classified as current assets. A loss shall be recognized for any initial or subsequent write-down to fair-value less cost to sell.

Property, plant and equipment, net
(j)	Property, plant and equipment, net

Property, plant and equipment are stated at cost. Equipment under capital leases are initially stated at the present value of minimum lease payments. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

Depreciation, including amortization of equipment held under capital lease, is calculated using the straight-line method over the estimated useful lives of the assets and their respective estimated residual values. The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	20, 30 and 33 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Land use rights
(k)	Land use rights

Land use rights represent fees paid to obtain the right to occupy, use, develop, lease, or transfer a piece of land in the PRC, and are charged to expense on a straight-line basis over the respective periods of the rights granted ranging from 49.5 to 50 years in the PRC. Amortization of land use rights is recognized in general and administrative expenses, and amounted to US$3,869, US$5,546 and US$6,281 for the years ended December 31, 2010, 2011 and 2012, respectively.

Investments in associates and a jointly-controlled entity
(l)	Investments in associates and a jointly-controlled entity

Investments in entities where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Jointly-controlled entities are those in which the control is held jointly by the Company and one or more partners. Investments in jointly-controlled entities are recognized under the equity method from the date the joint control is acquired. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in other income (expenses) in the Group’s consolidated statements of operations.

Available-for-sale investments
(m)	Available-for-sale investments

Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income. Purchases and sales of available-for-sale investments are included in investing activities in the consolidated statements of cash flows. At each period end date, investments are evaluated for impairment, and whether any such impairment is considered temporary or other than temporary. Unrealized losses are recorded in other income and expense when a decline in fair value is determined to be other-than-temporary. Realized gains and losses are accounted for on the specific identification method. We also review our ability and intent to liquidate our investments within the next 12 month operating cycle to determine the appropriate short or long-term classification. Our ability to liquidate is determined based on a review of current and short-term credit and capital market conditions and the financial condition and near term prospects of the issuer.

Impairment of long-lived assets
(n)	Impairment of long-lived assets

Property, plant and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events include but are not limited to significant current period operating or cash flow losses associated with the use of a long-lived asset or group of assets combined with a history of such losses, significant changes in the manner of use of assets and significant negative industry or economic trends. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the asset or asset group exceeds its estimated future undiscounted cash flows, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. In 2012, the Group recognized an impairment loss of US$109,027 for property, plant and equipment. See note(7) to the consolidated financial statements.

Goodwill
(o)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in 2012.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Company performs its impairment review of goodwill annually, and when a triggering event occurs between annual impairment tests.

Fair value measurement
(p)	Fair value measurement

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

See note 30 to the consolidated financial statements.

Derivative financial instruments
(q)	Derivative financial instruments

The Group enters into derivative financial instruments such as foreign exchange forward contracts and interest rate swap contracts.

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Changes in the fair value are recognized in earnings.

Revenue recognition
(r)	Revenue recognition

Sales represent revenue recognized for products sold and the delivery of services. The Group recognizes revenue from the sale of silicon wafers, modules and silicon and other materials when the products are delivered and title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and collection of the related receivable is reasonably assured. For sales in the PRC, the majority of the Group’s contracts provide that products are considered delivered when they reach customer’s destination and are signed-for by the customer for acceptance. For export sales, products are considered delivered when the goods have been on board the vessel at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point.

Generally, no warranty is provided for silicon wafers sold to customers. Sales returns rights range from 7 to 30 days after the product has been sold. The Group conducts rigorous quality control and testing procedures to ensure that the finished wafers meet the standard quality requirements before the product is shipped.

Management estimates the amount of sales returns and the cost of replacement products based on historical return information.

The Group recognizes revenue for processing services when the services are completed, which is generally evidenced by delivery of processed products to the customers.

The Group recognizes revenue on photovoltaic system construction contracts using the percentage-of-completion method of accounting, unless the Group cannot make reasonably dependable estimates of the costs to complete the contract or the contract value is not fixed, in which case the Group would use the completed contract method. At the end of each period, the Group measures the cost incurred on each project and compares the result against its estimated total costs at completion. The percent of cost incurred determines the amount of revenue to be recognized. Payment terms are generally defined by the contract and as a result may not match the timing of the costs incurred by the Group and the related recognition of revenue. Such differences are recorded as inventory or advance from customer.

The Group recognizes contract cancellation revenue in the operating income if the cancellations relate to contracts entered into as part of the ongoing operations of the Group, when payment has been received or is reasonably assured.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

Buy/sell arrangements
(s)	Buy/sell arrangements

The Group enters into raw materials purchases transactions and finished goods sales transactions with the same counterparty. Each of these sales and purchases transactions with the same counterparty is not legally contingent upon each other. These sales and purchases transactions were not conducted simultaneously and there was no direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also no correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. Each buy or sell transaction was separately documented, transacted at the fair market value prevailing at that time and gross-cash settled, with no specific legal right to offset in respect of the obligations between counterparties. These buy and sell transactions with the same counterparty were recognized and presented separately as sales and cost of goods sold in the Group’s consolidated financial statements. Raw materials purchases and finished goods sales with the same counterparty were recorded at their respective contract price, which represented their prevailing fair market value.

Warranty cost
(t)	Warranty cost

The Group provides warranties up to 25 years for modules. Due to limited warranty claim history, the Group estimates warranty costs based on an assessment of its competitors’ history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group commenced module sales in year 2009 and recognized warranty expenses of US$6,344, US$6,340 and US$7,888 in cost of goods sold for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the Group’s accrued warranty costs were US$14,978 and US$28,405, respectively. The warranty costs were classified as current and non-current liabilities under accrued expenses and other payables and other liabilities respectively, to reflect our estimate of the timing of when the warranty expenditures will likely be made.

Shipping and handling
(u)	Shipping and handling

Costs to ship products to customers are included in selling expenses in the consolidated statements of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Cost to ship products to customers were US$14,265, US$17,911 and US$9,567 for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development costs
(v)	Research and development costs
Research and development costs are expensed as incurred.
Advertising expenses
(w)	Advertising expenses

Advertising expenses are charged to the consolidated statements of operations in the period incurred and are included in selling expenses. The Group incurred advertising expenses of US$ 3,186, US$ 5,273 and US$1,017 for the years ended December 31, 2010, 2011 and 2012, respectively.

Government subsidy
(x)	Government subsidy

Government subsidies are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Group for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income. Subsidies for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights.

The Group received government subsidies of US$45,775, US$109,000 and US$ 49,685 for the years ended December 31, 2010, 2011 and 2012, respectively, and recognized the subsidies as follows:

	Year ended	Year ended	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Reduction to cost of goods sold	33,317	65,855	18,842
Reduction to selling and G&A expenses	323	235	72
Other income	5,625	33,698	4,242
Reduction to acquisition cost of the equipment and power plant project	2,723	2,387	15,237
Deferred revenue	3,787	6,825	11,292

Total	45,775	109,000	49,685

During the years ended December 31, 2010, 2011 and 2012, amortization of deferred revenue that was recognized as a reduction of the amortization charges of the related land use rights amounted to US$1,346, US$1,462 and US$1,718, respectively.

Income taxes
(y)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The Group records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

Share-based compensation
(z)	Share-based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed.

Employee benefit plans
(aa)	Employee benefit plans

As stipulated by the regulations of the PRC, the Group’s PRC subsidiaries participate in various defined contribution plans organized by municipal and provincial governments for its employees. These companies are required to make contributions to these plans at a rate of 29% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees. Under these plans, certain pension, medical and other welfare benefits are provided to the employees. The Group has no other material obligations for the payment of employee benefits associated with these plans beyond the annual contributions described above. Employee benefits associated with these plans are expensed when incurred. The total amounts for such employee benefits were US$6,541, US$13,379 and US$10,766 for the years ended December 31, 2010, 2011 and 2012 respectively.

Earnings (loss) per share
(ab)	Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) available to LDK Solar Co., Ltd. shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings (loss) per share is calculated by dividing net income (loss) available to LDK Solar Co., Ltd. shareholders as adjusted to exclude any income or expenses related to dilutive ordinary equivalent shares by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Segment reporting
(ac)	Segment reporting

The Group had one reportable operating segment, which was the design, development and manufacture of PV products for the years ended December 31, 2009 and 2010 because the Group’s chief operating decision maker regularly reviewed consolidated results of the whole group prepared under U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. In June 2011, the Group sold a minority stake in the Group’s upstream polysilicon business. Since then, the chief operating decision maker reviews the operating results of the polysilicon business as well as the PV product business on a regular basis for purpose of resource allocation and assessment of performance. Accordingly, the two manufacturing entities engaged in its upstream polysilicon business are presented as a separate reportable segment. Please refer to Note 27 for the details of segment reporting.

Start-up costs
(ad)	Start-up costs

All costs in connection with start-up activities, including preproduction costs associated with new manufacturing facilities are expensed as incurred. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with new manufacturing plants are included in general and administrative expenses.

Recently issued accounting pronouncements
(ae)	Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), which amended accounting guidance related to fair value measurements and disclosures with the purpose of converging the fair value measurement and disclosure guidance issued by the FASB and the International Accounting Standards Board (“IASB”). The guidance is effective for reporting periods beginning after December 15, 2011. The guidance includes amendments that clarify the intent of the application of existing fair value measurement requirements along with amendments that change a particular principle or requirement for fair value measurements and disclosures. The Company adopted the new guidance on January 1, 2012. The adoption did not have a material impact on its Consolidated Financial Statements or related disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which amended accounting guidance related to presentation of comprehensive income. The standards update is intended to help financial statement users better understand the causes of an entity’s change in financial position and results of operation. The amendment eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also requires that reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statement where the components of net income and other comprehensive income are presented. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. ASU 2011-05 and ASU 2011-12 are effective for reporting periods beginning after December 15, 2011. The Company adopted the new guidance on January 1, 2012.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source (e.g., the release due to cash flow hedges from interest rate contracts) and the income statement line items affected by the reclassification (e.g., interest income or interest expense). If a component is not required to be reclassified to net income in its entirety (e.g., the net periodic pension cost), companies would instead cross reference to the related footnote for additional information (e.g., the pension footnote). ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on January 1, 2013. The adoption will not have a material impact on its consolidated financial statements or related disclosures.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Movement of Allowance for Doubtful Accounts

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2010	December 31, 2011	December 31, 2012
Beginning Balance	4,551	6,226	117,288
Additions	1,690	108,925	52,349
Reversal of allowance for doubtful accounts	(156)	(835)	(61,994)
Amount written-off against allowance	0	0	(1,113)
Transfer to assets classified as held for sale	0	0	(14,655)
Foreign currency exchange rate effect	141	2,972	197

Ending balance	6,226	117,288	92,072

Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	20, 30 and 33 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Government Subsidy

The Group received government subsidies of US$45,775, US$109,000 and US$ 49,685 for the years ended December 31, 2010, 2011 and 2012, respectively, and recognized the subsidies as follows:

	Year ended	Year ended	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Reduction to cost of goods sold	33,317	65,855	18,842
Reduction to selling and G&A expenses	323	235	72
Other income	5,625	33,698	4,242
Reduction to acquisition cost of the equipment and power plant project	2,723	2,387	15,237
Deferred revenue	3,787	6,825	11,292

Total	45,775	109,000	49,685

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories

	December 31, 2011	December 31, 2012
Inventories consist of the following:
Raw materials	78,858	3,327
Work in progress	163,831	74,940
Supplies	99,018	58,014
Finished goods	313,240	134,531

	654,947	270,812

Raw materials, work in progress and supplies consigned to third parties	14,185	6,746

Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets

	December 31, 2011	December 31, 2012
Receivable from the Group’s executives and employees	46,361	46,476
VAT recoverable	136,303	44,467
Tax recoverable	35,162	28,822
Others	77,179	46,765

	295,005	166,530

Assets Classified As Held for Sale and Liabilities Directly Associated With Assets Classified As Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Asset Classified As Held for Sale and Liability Directly Associated With Asset Classified As Held for Sale

The followings table details the Group’s assets classified as held for sale and liabilities directly associated with assets classified as held for sale as at December 31, 2012:

December 31, 2012
Assets classified as held for sale
Cash and cash equivalents	554
Pledged bank deposits	21,043
Trade accounts and bills receivable, net	1,564
Inventories	26,801
Other current assets	56,348
Prepayments to suppliers, net	543
Property, plant and equipment, net	420,646
Land use rights	40,865
Other non-current assets	17,355

Subtotal	585,719

Write-down of assets held for sale to fair value less cost to sell	(74,178)

Total assets	511,541

Liabilities directly associated with assets classified as held for sale
Borrowings	(353,959)
Bills payable	(74,408)
Trade accounts payable	(8,610)
Advance payments from customers	(10)
Accrued expenses and other payables	(84,761)

Total liabilities	(521,748)

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment

	December 31, 2011	December 31, 2012
Buildings	815,713	799,628
Plant and machinery	2,445,506	2,184,660
Furniture, fixtures and office equipment	31,358	32,057
Motor vehicles	8,066	7,185

	3,300,643	3,023,530
Less: accumulated depreciation	(523,539)	(734,927)
Construction in progress	1,095,257	798,690

	3,872,361	3,087,293

Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Change in Carrying Amount of Redeemable Non-controlling Interests

The change in the carrying amount of redeemable non-controlling interests for the years ended December 31, 2011 and 2012 is as follows:

December 31, 2011
Balance as of December 31, 2010	—
Recognition of redeemable non-controlling interests on June 3, 2011	170,716
Earnings attributable to the redeemable non-controlling interests	11,522
Foreign currency translation adjustment	2,866
Accretion to redemption value of redeemable non-controlling interests	34,590
Balance as of December 31, 2011	219,694

December 31, 2012
Balance as of December 31, 2011	219,694
Loss attributable to the redeemable non-controlling interests	(41,963)
Foreign currency translation adjustment	328
Accretion to redemption value of redeemable non-controlling interests	153,984
Payment of dividend to redeemable non-controlling interests	(8,749)
Balance as of December 31, 2012	323,294

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Current Borrowings
(a)	Current

	December 31, 2011	December 31, 2012
Bank borrowings – secured	427,618	599,906
Bank borrowings – unsecured	1,260,765	1,718,590
Current installments of long-term bank borrowings (Note (b))	343,640	72,831

	2,032,023	2,391,327

Long-Term Borrowings
(b)	Long-term

	December 31, 2011	December 31, 2012
Bank borrowings - secured	492,958	65,000
Bank borrowings - unsecured	741,114	37,831

	1,234,072	102,831
Less: current installments	(343,640)	(72,831)

	890,432	30,000

Future Principal Repayments On Long-Term Bank Borrowing	Future principal repayments on the long-term bank borrowing are as follows:

2013	72,831
2014	15,000
2015	15,000

102,831

Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accrued Expenses and Other Payables

Components of accrued expenses and other payables are as follows:

	December 31, 2011	December 31, 2012
Purchase of equipment	478,197	348,296
Withholding individual income tax payable (a)	47,652	47,768
Income tax payables	6,207	5,026
Accrued payroll and welfare	11,577	23,599
Other payable due to customers (Note 12)	89,491	89,533
Other payable due to litigation and claims (b)	0	46,668
Other accruals and payable	116,264	165,987

	749,388	726,877

(a)	Withholding individual income tax payable

(b)	Other payable due to litigation and claims

Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Equipment and Related Accumulated Amortization Cost

The gross amount of plant and equipment and related accumulated amortization recorded under capital leases are as follows:

	December 31, 2011	December 31, 2012
Plant and machinery	119,086	89,089
Less: accumulated amortization	(9,824)	(16,182)

	109,262	72,907
Construction-in-progress – equipment pending installation	24,053	14,829

	133,315	87,736

Future Minimum Lease Payments Under Capital Lease Obligations

Future minimum lease payments under capital lease obligations as of December 31, 2012 are as follows:

Year ending December 31:
2013	45,611
2014	26,834
2015	13,137
Beyond 2015	9,888

Total minimum lease payments	95,470
Less: Amounts representing interest (at interest rate of 7.79%)	(12,042)

Present value of minimum payments	83,428
Current portion	(41,698)

Non-current portion	41,730

Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Senior Notes

The 4.75% convertible senior notes consisted of the following as of December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Equity component (1)	17,774	17,774
Liability component:
Principal	23,793	23,793
Less: debt discount, net (2)	(60)	(14)

Net carrying amount	23,733	23,779

– Current	0	23,779
– Non-current	23,733	0

(1)	Included in the consolidated balance sheets within additional paid-in capital.
(2)	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.

PRC Notes (Tables)	12 Months Ended
Dec. 31, 2012
Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the Senior Notes during the year ended December 31, 2011 and 2012:

	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	20,893	25,852
Amortization of debt issuance costs	1,427	1,866
Amortization of debt discount	38	53

Total interest incurred	22,358	27,771

Effective interest rate of the Senior Notes	11.35%	11.35%

Convertible Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the 4.75% convertible senior notes during the years ended December 31, 2010, 2011 and 2012, respectively:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	18,925	6,551	1,130
Amortization of debt issuance costs	3,764	2,196	985
Amortization of debt discount	6,409	1,795	46

Total interest incurred	29,098	10,542	2,161

Effective interest rate of the liability component	7.64%	10.37%	10.37%

Notes Payable
Interest Expense Recognized

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the year ended December 31, 2011 and 2012:

	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	324	5,403
Amortization of debt issuance costs	14	230

Total interest incurred	338	5,633

Effective interest rate of the Long-term PRC Notes	6.94%	7.15%

Rmb-Denominated Us$-Settled Senior Notes (Tables)	12 Months Ended
Dec. 31, 2012
Senior Notes

The Senior Notes consisted of the following as of December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Principal	258,948	259,581
Less: debt discount, net (1)	(121)	(68)

Net carrying amount	258,827	259,513

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.

Interest Costs (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Interest Costs Incurred

The following is a summary of the Group’s interest costs incurred during years ended December 31, 2010, 2011 and 2012:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Interest costs capitalized	31,321	33,141	4,301

Interest costs charged
– Interest on bank and other borrowings	67,803	157,908	204,910
– Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	19,278	31,326	39,423
– Interest on long-term payable due to Q-cells	7,931	704	—
– Settlement of interest rate swap contracts	—	—	4,484
– Change of fair value of interest rate swap contracts	—	—	10,154

Sub-total	95,012	189,938	258,971

Total interest costs	126,333	223,079	263,272

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) Attributable To Earnings (Loss) From Operations

The income tax expense (benefit) attributable to earnings (loss) from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2012
PRC	1,183	6,845	8,028
U.S. Federal	146	0	146
U.S. State and Local	25	0	25
Other jurisdictions	612	33	645

	1,966	6,878	8,844

Year ended December 31, 2011
PRC	34,436	(26,476)	7,960
U.S. Federal	279	0	279
U.S. State and Local	48	0	48
Other jurisdictions	954	(5,100)	(4,146)

	35,717	(31,576)	4,141

Year ended December 31, 2010
PRC	34,948	27,264	62,212
U.S. Federal	18	0	18
U.S. State and Local	8	0	8
Other jurisdictions	(672)	4,644	3,972

	34,302	31,908	66,210

(Loss) Earnings Before Income Taxes

Earnings (loss) before income taxes of the Group consist of the following:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
PRC operations	413,120	(540,245)	(776,361)
U.S. operations	23	(1,318)	(23,904)
Other foreign operations	(50,466)	(63,250)	(242,950)

Total	362,677	(604,813)	(1,043,215)

Actual Income Tax Expense (Benefit)

The actual income tax expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to earnings (loss) before income taxes as a result of the following:

	Year ended December 31, 2010		Year ended December 31, 2011		Year ended December 31, 2012
Earnings (loss) before income taxes	362,677		(604,813)		(1,043,215)

Computed income tax expense (benefit)	90,669	25%	(151,203)	25%	(260,804)	25%
Effect of tax rate differential for entities in non-PRC jurisdictions	7,736	2%	30,156	(5%)	517	(0%)
Change in tax rate	(743)	0%	1,687	0%	(3,355)	0%
Non-deductible expenses
Share-based compensation	2,762	1%	2,482	(1%)	2,278	(0%)
Others	77	0%	47	(0%)	1,888	(0%)
50% additional deduction of R&D expense	(660)	0%	(5,297)	1%	(1,048)	0%
Change in valuation allowance	4,621	1%	174,269	(29%)	261,879	(25%)
Tax effect on transfer of equity interests within the Group	5,103	1%	(44,332)	7%	0	0%
Taxable investment income	0	0%	0	0%	4,510	(0%)
Withholding tax on undistributed earnings of PRC subsidiaries	3,788	1%	(3,788)	1%	0	0%
Tax holiday	(44,561)	(12%)	0	0%	0	0%
Others	(2,582)	(1%)	120	0%	2,979	(0%)

Actual income tax expense	66,210	18%	4,141	(1%)	8,844	(1%)

Deferred Income Tax Assets And Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2011	December 31, 2012
Deferred income tax assets:
Inventories write-down	42,395	27,448
Impairment loss on property, plant and equipment	309	20,649
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	37,493	34,551
Provision for loss on firm purchase commitment	5,213	7,047
Accruals	3,976	8,657
Capital lease obligation	1,430	1,417
Deferred revenue	18,720	23,456
Net operating loss carry forwards	155,372	345,174
Government subsidy	5,609	10,487
Derivative financial instruments	0	1,867
Write-down on assets held for sale	0	18,545

Total gross deferred income tax assets	270,517	499,298
Less: valuation allowance	(196,994)	(459,503)

Deferred income tax assets , net of valuation allowance	73,523	39,795

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(9,679)	(9,421)
– Property, plant and equipment	(7,523)	(1,886)
– Change in fair value of available-for-sale investment	(2,200)	(1,078)
– Investment in an associate	0	(852)

Total gross deferred income tax liabilities	(19,402)	(13,237)

Net deferred income tax asset	54,121	26,558

Classification on consolidated balance sheets:
Deferred income tax assets:
– Current	30,931	8,667
– Non-current	39,376	20,529
Deferred income tax liability:
– Current	0	0
– Non-current	(16,186)	(2,638)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Capital Commitments

Capital commitments outstanding at December 31, 2011 and 2012 not provided for in the financial statements were as follows:

	December 31, 2011	December 31, 2012
Purchase of property, plant and equipment	443,001	253,200

Polysilicon Fixed and Determinable Portion of Materials Purchase Commitments

As of December 31, 2012, the amount of the fixed and determinable portion of the obligation with respect to these contracts is as follows:

Year ending December 31	USD ‘000
2013	18,790
2014	9,800
2015	7,348
2016	7,348

Total	43,286

Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Assumption Of Options

	2010	2011	2012
Expected volatility	70.28%~88.64%	58.88%~ 63.96%	97.50%
Expected dividends	0%	0%	0%
Expected term	5.91~8.56 years	5.51~ 6.95 years	4.17~4.89 years
Risk-free interest rate	2.44%~3.88%	3.02%~ 3.66%	2.68%~3.04%
Estimated fair value of underlying ordinary shares	US$5.50~US$9.54	US$3.79~US$7.84	US$4.00~US$4.24
Weighted-average fair value of underlying ordinary shares	US$5.76	US$7.07	US$4.16

Non-Cash Share Based Compensation Expenses

A summary of the non-cash share based compensation expenses for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Costs of goods sold	2,783	1,881	1,323
General and administrative expenses	7,717	7,260	6,669
Selling expenses	57	126	189
Research and development costs	487	660	723

Total non-cash share based compensation expenses	11,044	9,927	8,904

Summary Of Options

A summary of options for the years ended December 31, 2010, 2011 and 2012 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2010
Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57

Granted during 2010	6,818,437	0	6,818,437	US$	7.12
Exercised	(1,532,712)	0	(1,532,712)	US$	4.55
Forfeited or cancelled	(503,463)	0	(503,463)	US$	21.29
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.80	6.43 years	29,992

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2012
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31

Granted during 2012	3,909,973	0	3,909,973	US$	5.63
Exercised	0	0	0		0
Forfeited or cancelled	(4,729,150)	0	(4,729,150)	US$	10.99
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73	7.91 years	0

Vested or expected to vest as of December 31, 2012	8,599,646	0	8,599,646	US$	6.74	7.90 years	0

Exercisable as of December 31, 2012	2,302,858	0	2,302,858	US$	7.55	7.16 years	0

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation Of Basic And Diluted (Loss) Earnings Per Share

The computation of basic and diluted earnings (loss) per share is as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Numerator used in basic earnings (loss) per share
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	290,797	(620,869)	(970,971)
Accretion to redemption value of redeemable non-controlling interests	0	(34,590)	(153,984)

Net income (loss) available to LDK Solar Co., Ltd. shareholders	290,797	(655,459)	(1,124,955)

Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	19,278	0	0

Numerator used in diluted earnings (loss) per share	310,075	(655,459)	(1,124,955)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic earnings (loss) per share	125,580,754	133,806,940	130,492,366

Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	841,673	0	0
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	10,145,865	0	0

Weighted average number of ordinary shares outstanding used in computing diluted earnings (loss) per share	136,568,292	133,806,940	130,492,366

Earnings (loss) per share – basic	2.32	(4.90)	(8.62)

Earnings (loss) per share – diluted	2.27	(4.90)	(8.62)

Segment Reporting and Concentration Of Risk (Tables)	12 Months Ended
Dec. 31, 2012
Revenues Generated From Each Segment

The following table summarizes the Company’s revenues generated from each segment:

		Year Ended December 31, 2010
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	272,791	2,425,874	(189,318)	2,509,347
Depreciation	(67,733)	(82,598)	0	(150,331)
Inventory write-downs	0	(6,113)	0	(6,113)
Gross profit (loss)	60,707	536,850	(39,722)	557,835

		Year Ended December 31, 2011
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	599,208	2,012,180	(453,575)	2,157,813
Depreciation	(99,423)	(112,099)	0	(211,522)
Inventory write-downs	(743)	(304,432)	0	(305,175)
Gross profit (loss)	208,972	(81,179)	(167,454)	(39,661)

		Year Ended December 31, 2012
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	85,662	837,367	(60,147)	862,882
Depreciation	(108,367)	(136,306)	0	(244,673)
Inventory write-downs	(757)	(180,143)	0	(180,900)
Gross (loss) profit	(113,551)	(265,960)	26,919	(352,592)

Net Revenues, Based On Geographic Location Of Customers

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Mainland China	858,988	833,387	275,625
Europe	892,803	619,531	290,671
Asia Pacific excluding mainland China	566,172	571,325	221,940
North America	191,384	133,570	74,646

Total net revenue	2,509,347	2,157,813	862,882

Cash And Cash Equivalents And Pledged Bank Deposits Held

As of December 31, 2012, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$283,313 in total and were denominated in the following currencies:

	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	508	193	1,540,214	0
In Hong Kong	3,220	3,328	19	100
In USA	18,703	0	0	0
In European Union	0	8,436	0	0

Total in original currency	22,431	11,957	1,540,233	100

US$ equivalent	22,431	15,823	245,046	13

Outstanding Accounts Receivable With Individual Customer in Excess of 10% of Total Accounts Receivables

As of December 31, 2011 and 2012, outstanding accounts receivable with individual customer in excess of 10% of total accounts receivables is as follows:

	December 31, 2011	December 31, 2012
Customer A	42,120	16,235

Outstanding Prepayments To Individual Suppliers

As of December 31, 2011 and 2012, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2011	December 31, 2012
Supplier A	4,233	11,392
Supplier B	4,746	0

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions And Amounts Outstanding With Related Parties

For the periods presented, in addition to the guarantees and security provided by related parties for the Group’s bank borrowings in Note (11), the principal related party transactions and amounts outstanding with the related parties are summarized as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Purchases of modules production equipment from Best Solar (note a)	21,248	0	0
Purchases of inventories from Best Solar (note a)	80,869	0	1,434
Purchase of buildings, plant and land use rights from Best Solar (note a)	0	61,574	0
Sales of modules and cells to Best Solar (note a)	4,587	0	0
Sales of PV project to Best Solar (note a)	0	723	2,281
Purchases of low value consumables from a related party (note b)	1,993	573	652
Purchases of auxiliary from a related party (note c)	7,821	11,142	3,056
Purchases of crucibles from an associate (note d)	14,252	18,116	6,220
Transfer of equity interest of a subsidiary to an associate (note d)	0	0	25,455
Sales of modules and other PV products to Geermu Hydropower (note e)	0	36,526	951

(a)	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar.

The Group purchased the crystalline modules of US$29,426, US$ nil and US$1,434 from Best Solar during the years ended December 31, 2010, 2011 and 2012. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443, US$ nil and US$ nil from Best Solar during the year ended December 31, 2010, 2011 and 2012. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010.

The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011.

The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010.

The Group sold PV projects of US$723 and US$2,281 to Best Solar during the year ended December 31, 2011 and 2012 respectively.

The Group settled the payable due to Best Solar related to the purchased buildings, plant and land use rights, amounting to US$11,989, during the year ended December 31, 2012.

The outstanding amounts due from Best Solar as of December 31, 2011 and 2012 were US$1,665 and US$19,320 respectively.

(b)	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., (“JXLXI”) which is a company controlled by Mr. Peng, amounting to US$1,993, US$573 and US$652 during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to JXLXI was US$1,519 and US$952 as of December 31, 2011 and 2012 respectively.

(c)	The Group purchased auxiliary materials of US$7,821, US$11,142 and US$3,056 from Saiwen Industry (Suzhou) Co., Ltd., (“SZSW”), a company controlled by Mr. Peng, during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to SZSW was US$8,340 and US$ nil as of December 31, 2011 and 2012 and due from SZSW was US$850 and US$ 763 as of December 31, 2011 and 2012.

(d)	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$14,252, US$18,116 and US$6,220 during the years ended December 31, 2010, 2011 and 2012 respectively.

The Group transferred 100% equity interest of GE ER MU LDK Solar Power Co., Ltd. (“LDK GRM'') to Sinoma with a consideration of US$25,455. The Group and Sinoma agreed to settle the consideration through off-setting the Group’s payable balance due to Sinoma of US$14,110 and the remaining amount of US$11,345 would be treated as advance payments for future purchase of crucibles.

The outstanding amount due to Sinoma was US$9,460 and US$ nil as of December 31, 2011 and 2012 and due from Sinoma was US$ nil and US$11,345 as of December 31, 2011 and 2012.

(e)	The Group sold module and other PV products of US$36,526 and US$951 to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the year ended December 31, 2011 and 2012. The outstanding amount due from Geermu Hydropower was US$38,805 and US$3,892 as of December 31, 2011 and 2012.

(f)	The Group paid US$3,774 for the PV project construction on behalf of Century Solar Jewel Investments S.A. (“Century”), which is an equity method investee of LDK Europe during the year ended December 31, 2012. The outstanding amount due from Century was US$ nil and US$ 3,774 as of December 31, 2011 and 2012.

(g)	HRX paid US$18,164 for the miscellaneous expense on behalf of JXLDK during the year ended December 31, 2012. The outstanding amount due to HRX was US$ nil and US$ 18,164 as of December 31, 2011 and 2012.

Ldk Solar Co., Ltd. (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed Balance Sheets

	December 31, 2011	December 31, 2012
Cash and cash equivalents	7,129	18
Due from other affiliates	25,775	19,561
Due from subsidiaries	85,400	142,408
Other receivables	250	250
Investment in subsidiaries	1,599,919	439,996
Dividend receivable	0	81,257
Debt issuance costs	5,598	2,750

Total assets	1,724,071	686,240

Accrued expenses and other payables	13,685	12,418
Borrowings	29,800	36,128
Convertible senior notes	23,733	23,779
RMB-denominated US$-settled senior notes, less debt discount	258,827	259,513
Due to subsidiaries	786,338	836,955
Deferred revenue	1,772	1,793
Total equity	609,916	(484,346)

Total liabilities and equity	1,724,071	686,240

Condensed Statements Of Operations

Condensed Statements of operations

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Revenue	0	4,534	0
General and administrative expenses	(7,769)	(13,667)	(4,910)
Interest income	119	65	0
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(19,278)	(30,508)	(31,758)
Foreign currency exchange loss, net	0	(10,871)	(692)
Others	55	4,836	0

Loss before income tax and equity in earnings (loss) from subsidiaries	(26,873)	(45,611)	(37,360)
Equity in earnings (loss) from subsidiaries	318,986	(609,848)	(1,087,595)
Income tax expense	(1,316)	0	0

Net income (loss) available to ordinary shareholders	290,797	(655,459)	(1,124,955)

Condensed Statements Of Cash Flows

Condensed Statements of Cash Flows

	Year Ended December 31, 2010	Year Ended December 31, 2011	Year ended December 31, 2012
Cash flows from operating activities
Net income (loss)	290,797	(655,459)	(1,124,955)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of convertible senior notes issuance costs and debt discount	10,174	5,456	2,950
Equity in (earnings) loss from subsidiaries	(318,986)	609,848	1,087,595
Compensation revenue	0	(4,534)	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,831)	0
Others	(193)	0	629
Changes in operating assets/liabilities:
Due from subsidiaries	97,008	(53,515)	(35,794)
Due from an affiliate	0	(25,775)	0
Due to subsidiaries	176,052	47,223	35,617
Other assets/liabilities	(10,162)	6,895	(1,246)

Net cash provided by (used in) operating activities	244,690	(74,692)	(35,204)

Cash flows from investing activities
Investment in subsidiaries	(262,253)	(377,015)	0

Net cash used in investing activities	(262,253)	(377,015)	0

Cash flows from financing activities
Proceeds from related party borrowings	20,173	447,286	0
Proceeds from bank borrowings	0	29,800	12,568
Payment of bank borrowings	0	0	(6,240)
Proceeds from issuance of ordinary shares	18,029	167,329	21,765
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	(4,894)	(5,749)	0
Payment of repurchase of ordinary shares	0	(110,559)	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	258,657	0
Proceeds from private placements of ordinary shares	0	25,790	0
Payment for repurchase of RMB-denominated US$-settled senior notes	0	(8,223)	0
Payment of convertible senior notes redemption	(7,719)	(364,765)	0

Net cash provided by financing activities	25,589	439,566	28,093

Effect of foreign currency exchange rate changes on cash and cash equivalents	0	10,614	0
Net increase (decrease) in cash and cash equivalents	8,026	(1,527)	(7,111)
Cash and cash equivalents at beginning of year	630	8,656	7,129

Cash and cash equivalents at end of year	8,656	7,129	18

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets And Liabilities Measured At Fair Value On Recurring Basis

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2012, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying amount at December 31, 2012	Fair value at December 31, 2012	Fair value measurements using
			Level 1	Level 2	Level 3
Asset:
Available-for-sale equity security of JYT	5,775	5,775	0	5,775	0
Liability:
Interest rate swap contracts	10,154	10,154	0	10,154	0

Fair Value Measurements Of Assets And Liabilities That Are Measured On Nonrecurring Basis

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2012:

Description	Year ended December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
Long-lived assets	0	0	0	0	(109,027)
Intangible assets	0	0	0	0	(25,255)
Assets held for sale	511,541	0	0	511,541	(74,178)

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Location And Fair Value Amounts Of Derivative Instruments Reported In Consolidated Balance Sheets

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2011 and 2012 are as follows:

	Asset derivatives				Liability derivatives
	December 31, 2011		December 31, 2012		December 31, 2011		December 31, 2012
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments under ASC 815
– Interest rate swap contracts	0	0	0	0	0	0	Other financial liabilities	(3,839)
– Interest rate swap contracts	0	0	0	0	0	0	Other liabilities	(6,315)

Total derivatives		0		0		0		(10,154)

Effect Of Derivative Instruments On Consolidated Statements Of Operations

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2011 and 2012 are as follows:

		Amount of gain (loss) recognized in income (expenses) on derivatives
Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income (expenses) on derivatives	Year ended December 31
		2011	2012
Foreign exchange forward contracts	Foreign currency exchange gain(loss), net	(581)	0
Interest rate swap contracts	Interest expenses	0	(10,154)

Total		(581)	(10,154)

Principal Activities, Organization And Basis Of Presentation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended			1 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Apr. 15, 2008 Convertible Senior Notes USD ($)	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock USD ($)	Jun. 03, 2011 Series A Redeemable Convertible Preferred Stock USD ($)	Dec. 31, 2012 Borrowing One USD ($)	Dec. 31, 2012 Borrowing One CNY	Dec. 31, 2012 Borrowing Two USD ($)	Dec. 31, 2012 Borrowing Two CNY	Dec. 31, 2012 Minimum	Mar. 31, 2013 Subsequent Event USD ($)	Apr. 15, 2013 Subsequent Event Convertible Senior Notes USD ($)	Apr. 26, 2013 Subsequent Event Fulai Investments Limited USD ($)	Mar. 26, 2013 Subsequent Event Fulai Investments Limited USD ($)	Mar. 31, 2013 Subsequent Event Fulai Investments Limited USD ($)	Feb. 28, 2013 Subsequent Event Fulai Investments Limited USD ($)	Jan. 21, 2013 Subsequent Event Fulai Investments Limited	Dec. 31, 2012 Subsidiaries USD ($)	Dec. 31, 2012 LDKSCT	Dec. 31, 2011 LDKSCT
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Working capital deficit	$ 3,144,957
Cash and cash equivalents	98,283	244,072	202,127	384,761
Short-term borrowings and current installments of long-term borrowings	2,391,327	2,032,023																		2,391,327
Net income (loss)	(1,052,059)	(608,954)	296,467
Deficit in total equity	(502,764)	624,924	1,019,738	876,936
Consolidated Fixed Charge Coverage ratio	2.5
Aggregate principal amount of Convertible Senior Notes					400,000									23,793
Percentage of subscription price used to calculate redemption price																					100.00%	100.00%
Aggregate issuance price of series A redeemable convertible preferred stock that Strategic Investors have agreed to subscribe						240,000	240,000
Internal rate of return																					23.00%	23.00%
Qualified IPO completion date																					Jun 3, 2013	Jun 3, 2013
Short term borrowings								318,192	2,000,000	79,548	500,000		1,112,817
Restructuring plan for postpone period of redemption rights												1 year
Restructuring plan for replacement period												1 year
Issuance and purchases of ordinary shares															25,000,000		17,000,000		17,000,000
Issuance and purchases of ordinary shares, value																15,360	24,510	9,150
Common stock aggregate purchase price															$ 25,750

Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 117,288	$ 6,226	$ 4,551
Additions	52,349	108,925	1,690
Reversal of allowance for doubtful accounts	(61,994)	(835)	(156)
Amount written-off against allowance	(1,113)	0	0
Transfer to assets classified as held for sale	(14,655)	0	0
Foreign currency exchange rate effect	197	2,972	141
Ending balance	$ 92,072	$ 117,288	$ 6,226

Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Provision for firm purchase commitment	$ 10,675	$ 27,637
Impairment loss on property, plant and equipment	109,027	0	0
Percentage of VAT on invoice amount	17.00%
Percentage of gross revenues accrued as a warranty liability	1.00%
Warranty expenses	7,888	6,340	6,344
Accrued warranty cost	28,405	14,978
Shipping cost	9,567	17,911	14,265
Advertising expense	1,017	5,273	3,186
Government subsidy	49,685	109,000	45,775
Amortization of deferred revenue	1,718	1,462	1,346
Contribution to employee benefit plan on standard salary base	29.00%
Employee benefits plan expense	10,766	13,379	6,541
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Amortization of land use rights	$ 6,281	$ 5,546	$ 3,869
Land Use Rights | Minimum
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	49 years 6 months
Land Use Rights | Maximum
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	50 years
Wafers | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product warranty period	7 days
Wafers | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty period	30 days
Modules | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty period	25 years

Estimated Useful Lives Of Property, Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	30 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	33 years
Plant and machinery | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	10 years
Plant and machinery | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	15 years
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	6 years

Government Subsidy (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 49,685	$ 109,000	$ 45,775
Costs of goods sold
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	18,842	65,855	33,317
Selling and G&A expenses
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	72	235	323
Other Income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	4,242	33,698	5,625
Acquisition cost of equipment
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	15,237	2,387	2,723
Deferred income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 11,292	$ 6,825	$ 3,787

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories consist of the following:
Raw materials	$ 3,327	$ 78,858
Work in progress	74,940	163,831
Supplies	58,014	99,018
Finished goods	134,531	313,240
Inventory, Gross, Total	270,812	654,947
Raw materials, work in progress and supplies consigned to third parties	$ 6,746	$ 14,185

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Write-downs of inventories	$ 180,900	$ 305,175	$ 6,113

Prepayments To Suppliers, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-cash reclassifications from prepayment to inventories	$ 115,329	$ 328,827	$ 337,930
Provisions for doubtful recovery of prepayments to suppliers, net of reversal	$ 8,435	$ 66,225	$ 2,338

Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Current [Line Items]
Receivable from the Group's executives and employees	$ 46,476	$ 46,361
VAT recoverable	44,467	136,303
Tax recoverable	28,822	35,162
Others	46,765	77,179
Other current assets	$ 166,530	$ 295,005

Other Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets and Other Liabilities [Line Items]
Receivable from executives and employees	$ 46,476	$ 46,361

Assets Classified As Held For Sale And Liabilities Directly Associated With Assets Classified As Held For Sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Line Items]
Loss for write-down of assets held for sale to fair value less cost to sell	$ 74,178

Asset Classified As Held for Sale and Liability Directly Associated With Asset Classified As Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Assets classified as held for sale
Cash and cash equivalents	$ 554
Pledged bank deposits	21,043
Trade accounts and bills receivable, net	1,564
Inventories	26,801
Other current assets	56,348
Prepayments to suppliers, net	543
Property, plant and equipment, net	420,646
Land use rights	40,865
Other non-current assets	17,355
Subtotal	585,719
Write-down of assets held for sale to fair value less cost to sell	(74,178)
Totalassets	511,541
Liabilities directly associated with assets classified as held for sale
Borrowings	(353,959)
Bills payable	(74,408)
Trade accounts payable	(8,610)
Advance payments from customers	(10)
Accrued expenses and other payables	(84,761)
Total liabilities	$ (521,748)

Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,023,530	$ 3,300,643
Less: accumulated depreciation	(734,927)	(523,539)
Property, plant and equipment, net	3,087,293	3,872,361
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	799,628	815,713
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,184,660	2,445,506
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	32,057	31,358
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,185	8,066
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 798,690	$ 1,095,257

Property, Plant And Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 254,627	$ 221,119	$ 153,196
Percentage of depreciation expense recorded in cost of goods sold	96.09%	95.66%	98.13%
Construction in progress pending installation	111,703	239,112
Impairment loss	$ 109,027	$ 0	$ 0

Redeemable Non-Controlling Interests - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock	Jun. 03, 2011 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2012 LDKSCT	Dec. 31, 2011 LDKSCT	Dec. 31, 2011 LDKSCT Minimum	Dec. 31, 2011 JXLDK
Redeemable Noncontrolling Interest [Line Items]
Series A redeemable convertible preferred shares issued			240,000,000
Aggregate issuance price of series A redeemable convertible preferred stock that Strategic Investors have agreed to subscribe		$ 240,000	$ 240,000
Percentage of preferred shares to the aggregate issued and outstanding share capital of LDK SCT					18.46%
Percentage of aggregate issued and outstanding share capital of LDK SCT remaining					81.54%
Initial conversion ratio					1
Qualified IPO completion date				Jun 3, 2013	Jun 3, 2013
Percentage of subscription price used to calculate redemption price				100.00%	100.00%
Internal rate of return				23.00%	23.00%
Annual dividend to strategic investors						15,000
Percentage of equity interests pledged to China Development Bank Capital Corporation Ltd							15.00%
Redeemable non-controlling interests	$ 170,716

Change in Carrying Amount of Redeemable Non-controlling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	$ 219,694
Recognition of redeemable non-controlling interests on June 3, 2011		170,716
Earnings (Loss) attributable to the redeemable non-controlling interests	(41,963)	11,522	0
Foreign currency translation adjustment	328	2,866
Accretion to redemption value of redeemable non-controlling interests	153,984	34,590	0
Payment of dividend to redeemable non-controlling interests	(8,749)
Ending Balance	$ 323,294	$ 219,694

Investment In Associates And Jointly Controlled Entity - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2012 LQ Energy	Apr. 30, 2012 LQ Energy	Dec. 31, 2012 LQ Energy	Mar. 31, 2009 LQ Energy	Jan. 31, 2008 Sinoma	Sep. 30, 2011 Geermu Hydropower
Business Acquisition [Line Items]
Percentage of equity interest acquired					33.50%
Percentage of share capital		51.00%		51.00%		20.00%
Consideration of the equity method investment		$ 43,159
Amount set off against advance receipt		39,453
Remainder amount received	3,706
Other income			$ 3,427

Other Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Line Items]
Available-for-sale equity shares of JYT held by JXLDK	8
Equity shares in JYT as a percentage of JYT's total equity interests	1.00%
Equity shares restricted for sale period	36 months
Unrealized gain (loss), net of tax (expense) benefit	$ (3,368)	$ 6,653	$ 0
Unrealized gain (loss), tax (expense) benefit	1,122	(2,218)
Impairment loss on intangible assets	25,255	0	0
Available-for-sale Securities
Other Assets [Line Items]
Discount adjustment to reflect sale restriction	25.00%
Carrying amount
Other Assets [Line Items]
Available-for-sale equity security of JYT	5,775	10,265
Fair value
Other Assets [Line Items]
Available-for-sale equity security of JYT	$ 5,775	$ 10,265

Current Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Bank borrowings - secured	$ 599,906	$ 427,618
Bank borrowings - unsecured	1,718,590	1,260,765
Current installments of long-term bank borrowings	72,831	343,640
Short-term borrowings and current installments of long-term borrowings	$ 2,391,327	$ 2,032,023

Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Short term borrowings weighted average interest rate	6.05%	6.24%
Long term borrowings	102,831	1,234,072
Ratio of weighted average market value of outstanding shares to principal amount of loan	0.69
Revolving Credit Facility
Debt Disclosure [Line Items]
Revolving credit facilities	1,167,528	4,153,881
Unused credit	95,682	1,650,126
Covenant Requirements for Long Term Debt
Debt Disclosure [Line Items]
Ratio of weighted average market value of outstanding shares to principal amount of loan	2
Long-term Debt
Debt Disclosure [Line Items]
Average effective interest rates	4.86%	6.53%
Mr.Peng and his spouse Ms. Zhou Shan
Debt Disclosure [Line Items]
Unsecured short-term borrowings	199,753
Xinyu Credit Guarantee Center
Debt Disclosure [Line Items]
Unsecured short-term borrowings	7,955
Bank Loans
Debt Disclosure [Line Items]
Outstanding borrowing with acceleration provision	1,256,956
Short term borrowings	642,490
Secured Debt One
Debt Disclosure [Line Items]
Secured short term borrowings	563,155
Secured Debt One | Financial Guarantee
Debt Disclosure [Line Items]
Unsecured short-term borrowings	153,846
Secured Debt One | Bill receivable
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	268
Secured Debt One | Inventories
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	44,079
Secured Debt One | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	732,534
Secured Debt One | Land Use Rights
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	175,850
Secured Debt One | Shared Mail
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	7,500
Secured Debt Two
Debt Disclosure [Line Items]
Short term borrowings	36,751
Secured long term borrowings	45,000
Secured Debt Two | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	140,753
Secured Debt Two | Land Use Rights
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	6,337
China Construction Bank | JXLDK
Debt Disclosure [Line Items]
Short term borrowings	9,546
Long term borrowings	131,732
China Construction Bank | JXLDK | Covenant Requirements for Short Term Debt
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.9
China Construction Bank | JXLDK | Covenant Requirements for Long Term Debt
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.9
China Development Bank Corporation
Debt Disclosure [Line Items]
Long term borrowings	17,000
China Development Bank Corporation | JXLDK
Debt Disclosure [Line Items]
Short term borrowings	60,000
Long term borrowings	97,305
China Development Bank Corporation | JXLDK | Covenant Requirements for Short Term Debt
Debt Disclosure [Line Items]
Debt to asset ratio	85.00%
Current ratio	0.7
China Development Bank Corporation | JXLDK | Covenant Requirements for Long Term Debt
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.7
Secured Debt Three
Debt Disclosure [Line Items]
Secured long term borrowings	20,000
Secured Debt Three | Machinery | Long-term Debt
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	68,703

Long-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Bank borrowings - secured	$ 65,000	$ 492,958
Bank borrowings - unsecured	37,831	741,114
Borrowings	102,831	1,234,072
Less: current installments	(72,831)	(343,640)
Long-term borrowings	$ 30,000	$ 890,432

Future Principal Repayments On Long-Term Bank Borrowing (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 72,831
2014	15,000
2015	15,000
Borrowings	$ 102,831	$ 1,234,072

Advance Payments From Customers - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Wafers | Contract cancellation
Payables To Customers [Line Items]
Contract cancellation revenue	$ 92,233	$ 27,826
Other Customers
Payables To Customers [Line Items]
Payables due to resolve dispute over solar wafer supply		$ 16,577

Components Of Accrued Expenses And Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Purchase of equipment	$ 348,296		$ 478,197
Withholding individual income tax payable	47,768	[1]	47,652	[1]
Income tax payables	5,026		6,207
Accrued payroll and welfare	23,599		11,577
Other payable due to customers (Note 12)	89,533		89,491
Other payable due to litigation and claims	46,668	[2]	0	[2]
Other accruals and payable	165,987		116,264
Accrued expenses and other payables	$ 726,877		$ 749,388

[1]	Withholding individual income tax payable
[2]	Other payable due to litigation and claims

Accrued Expenses And Other Payables - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Withholding individual income tax payable	$ 47,768 [1]	$ 47,652	[1]
Penalty payable	$ 46,668

[1]	Withholding individual income tax payable

Capital Lease Obligations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sale Leaseback Transaction [Line Items]
Leased assets, carrying amount	$ 7,959	$ 113,621
Leased assets, cash consideration	6,284	95,526	0
Gain (loss) recognized in connection with sale-leaseback transaction	$ (1,675)	$ (18,095)
Purchaser-lessor lease payments period	18 years
Minimum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	1 year	2 years
Maximum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	18 years	4 years

Equipment And Related Accumulated Amortization Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Gross Amount and related accumulated amortization	$ 87,736	$ 133,315
Plant and machinery
Capital Leased Assets [Line Items]
Plant and machinery	89,089	119,086
Less: accumulated amortization	(16,182)	(9,824)
Gross Amount and related accumulated amortization	72,907	109,262
Construction-in-progress
Capital Leased Assets [Line Items]
Gross Amount and related accumulated amortization	$ 14,829	$ 24,053

Future Minimum Lease Payments Under Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Year ending December 31, 2013	$ 45,611
Year ending December 31, 2014	26,834
Year ending December 31, 2015	13,137
Beyond 2015	9,888
Total minimum lease payments	95,470
Less: Amounts representing interest (at interest rate of 7.79%)	(12,042)
Present value of minimum payments	83,428
Current portion	(41,698)	(41,738)
Non-current portion	$ 41,730	$ 61,364

Future Minimum Lease Payments Under Capital Lease Obligations (Parenthetical) (Detail)	Dec. 31, 2012
Capital Leased Assets [Line Items]
Capital Lease, interest rate	7.79%

Convertible Senior Notes - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended				12 Months Ended							1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Convertible Senior Notes	May 31, 2011 Convertible Senior Notes	Mar. 31, 2011 Convertible Senior Notes	Apr. 15, 2008 Convertible Senior Notes	Dec. 31, 2012 Convertible Senior Notes	Dec. 31, 2010 Convertible Senior Notes	Apr. 15, 2011 Convertible Senior Notes	Apr. 15, 2008 Convertible Senior Notes Semi Annual Payment, First Payment	Apr. 15, 2008 Convertible Senior Notes Semi Annual Payment, Second Payment	Apr. 15, 2008 Convertible Senior Notes For 90-day period beginning on (and including) date of registration default events	Apr. 15, 2008 Convertible Senior Notes Thereafter until the cessation of the registration default events	Apr. 15, 2008 Convertible Senior Notes Maximum	Apr. 15, 2008 Convertible Senior Notes Minimum	Apr. 15, 2013 Subsequent Event Convertible Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes							$ 400,000,000										$ 23,793,000
Convertible Senior Notes, interest rate							4.75%
Net proceeds from offering of Convertible Senior Notes							388,743,000
Convertible Senior Notes, interest payment period											--04-15	--10-15
Convertible Senior Notes, maturity date							Apr 15, 2013
Convertible Senior Notes, conversion rate (ADSs per US$1000 principal amount of Convertible Senior Notes)							25.4534								31.8167
Convertible Senior Notes, conversion price per ADS							$ 39.29
Repurchase of Senior Convertible Notes (in integral multiples of US$1000) in whole or in part for cash in fundamental change, percentage of principal							100.00%			100.00%
Number of trading days in a period of 30 consecutive trading days that will cause the Convertible Senior Notes to be redeemed																20 days
Number of consecutive trading days used in conversion analysis							30 days
Percentage of redemption price to conversion price																130.00%
Additional interest rate pertaining registration default													0.25%	0.50%
Maximum amount of additional interest expense pertaining registration default															9,000,000
Repurchased aggregate principle amount of Convertible Senior Notes				10,832,000	200,000	5,400,000			8,000,000
Cash consideration for repurchase of Convertible Senior Notes				7,393,000	200,000	5,397,000			7,719,000
Debt issuance costs and debt discount, amount of written off				850,000		7,000			88,000
Gain on repurchase of Convertible Senior Notes				2,585,000	2,585,000	2,585,000			193,000
Principal amount of certain Existing Notes exchanged with the New Notes									31,918,000
Early redeemed aggregate principle amount of convertible Senior notes										351,775,000
Payment of principal amount of Convertible Senior Notes	49,000	56,168,000	136,798,000														16,553,000
Payment of principal amount of Convertible Senior Notes																	$ 3,655,000
Remaining lives of convertible senior note								3 months 15 days

Convertible Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
- Current	$ 23,779		$ 0
- Non-current	0		23,733
Convertible Senior Notes
Debt Instrument [Line Items]
Equity component	17,774	[1]	17,774	[1]
Principal	23,793		23,793
Less: debt discount, net	(14)	[2]	(60)	[2]
Net carrying amount	$ 23,779		$ 23,733

[1]	Included in the consolidated balance sheets within additional paid-in capital.
[2]	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.

Convertible Senior Notes (Parenthetical) (Detail) (Convertible Senior Notes)	Dec. 31, 2012	Dec. 31, 2011
Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	4.75%	4.75%

Interest Expense Recognized Related To Convertible Senior Notes (Detail) (Convertible Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 1,130	$ 6,551	$ 18,925
Amortization of debt issuance costs	985	2,196	3,764
Amortization of debt discount	46	1,795	6,409
Total interest incurred	$ 2,161	$ 10,542	$ 29,098
Effective interest rate of the liability component	10.37%	10.37%	7.64%

Rmb Denominated US$-Settled Senior Notes - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 02, 2011 Senior Notes USD ($)	Sep. 02, 2011 Senior Notes CNY	Apr. 11, 2011 Senior Notes CNY	Feb. 18, 2011 Senior Notes CNY	Dec. 31, 2011 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes	Dec. 31, 2012 Senior Notes Semi Annual Payment, First Payment	Dec. 31, 2012 Senior Notes Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Aggregate principal amount of senior notes sold				500,000	1,200,000
Interest rate on senior notes							10.00%
Debt instrument, maturity date						Feb 28, 2014
Offering expenses						5,749
Proceeds from issuance of senior notes, net of offering expense						252,908
Senior notes, payment date								--02-28	--08-28
Consolidated Fixed Charge Coverage ratio	2.5
Repurchase of senior notes		10,709	68,400
Repurchase of senior notes, cash consideration		8,223
Debt issuance costs and debt discount		240
Gain on repurchase of senior notes		$ 2,246

Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Net carrying amount	$ 259,513		$ 258,827
Senior Notes
Debt Instrument [Line Items]
Principal	259,581		258,948
Less: debt discount, net	(68)	[1]	(121)	[1]
Net carrying amount	$ 259,513		$ 258,827

[1]	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.

Interest Expense Recognized Related To Senior Notes (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 25,852	$ 20,893
Amortization of debt issuance costs	1,866	1,427
Amortization of debt discount	53	38
Total interest incurred	$ 27,771	$ 22,358
Effective interest rate of the Senior Notes	11.35%	11.35%

PRC Notes - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended				1 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 19, 2011 Short-term Debt USD ($)	Oct. 19, 2011 Short-term Debt CNY	Dec. 08, 2011 Long-term Debt USD ($)	Dec. 08, 2011 Long-term Debt CNY
Debt Disclosure [Line Items]
Short-term PRC Notes						400,000
Net proceeds from the offering of Short-term PRC Notes					63,201	398,222
Interest rate for Short-term PRC Notes					7.59%	7.59%
Maturity date					Oct 21, 2012	Oct 21, 2012	Dec 8, 2014	Dec 8, 2014
Short-term PRC notes	63,639	400,000
Long-term PRC Notes			79,548	79,354				500,000
Net proceeds from the offering of Long-term PRC Notes							$ 78,616	495,350
Interest rate for Long-term PRC Notes							6.80%	6.80%
Annual interest payable date							--12-08	--12-08

Interest Incurred Recognized Related to Long-term PRC Notes (Detail) (Long-term Debt, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt
Debt Instrument [Line Items]
Contractual interest incurred	$ 5,403	$ 324
Amortization of debt issuance costs	230	14
Total interest incurred	$ 5,633	$ 338
Effective interest rate	7.15%	6.94%

Summary Of Interest Costs Incurred (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Expense, Nonoperating [Line Items]
Interest costs capitalized	$ 4,301	$ 33,141	$ 31,321
- Interest on bank and other borrowings	204,910	157,908	67,803
- Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	39,423	31,326	19,278
- Interest on long-term payable due to Q-cells		704	7,931
- Settlement of interest rate swap contracts	4,484
- Change of fair value of interest rate swap contracts	10,154
Sub-total	258,971	189,938	95,012
Total interest costs	$ 263,272	$ 223,079	$ 126,333

Gain on Restructuring of Payables - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gain on restructuring of payables	$ 10,510	$ 0	$ 0
Impact on earnings per ordinary share - Basic	$ 0.08
Impact on earnings per ordinary share - Diluted	$ 0.08

Prepaid Forward Contracts - Additional Information (Detail) (American Depositary Shares, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2008	Apr. 15, 2008	Apr. 09, 2008
American Depositary Shares
Derivative [Line Items]
Prepaid Forward Contracts value			$ 199,437
Prepaid Forward Contracts		199,437
Prepaid Forward Contracts, shares		6,345,450
Prepaid Forward Contracts, settlement date	May 30, 2013
Change in fair value of Prepaid Forward Contracts	$ 60,028

Income Taxes - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended							12 Months Ended																				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Basic USD ($)	Dec. 31, 2010 Diluted USD ($)	Dec. 31, 2012 PRC Subsidiaries USD ($)	Dec. 31, 2012 Retained earnings USD ($)	Dec. 31, 2012 HONG KONG	Dec. 31, 2012 HONG KONG Minimum	Dec. 31, 2012 HONG KONG Maximum	Dec. 31, 2012 UNITED STATES	Dec. 31, 2012 LUXEMBOURG	Dec. 31, 2012 LUXEMBOURG LQ Energy	Dec. 31, 2011 ITALY	Dec. 31, 2012 SPAIN	Dec. 31, 2012 SWITZERLAND	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC Minimum USD ($)	Dec. 31, 2012 PRC Minimum CNY	Dec. 31, 2012 PRC Maximum	Dec. 31, 2012 PRC Fiscal Year 2014 USD ($)	Dec. 31, 2012 PRC Fiscal Year 2015 USD ($)	Dec. 31, 2012 PRC Fiscal Year 2016 USD ($)	Dec. 31, 2012 PRC Fiscal Year 2017 USD ($)	Dec. 31, 2011 PRC JXLDK	Dec. 31, 2010 PRC JXLDK	Dec. 31, 2009 PRC JXLDK	Dec. 31, 2008 PRC JXLDK	Dec. 31, 2006 PRC JXLDK	Dec. 31, 2011 PRC JXLDK Fiscal Year 2012	Dec. 31, 2011 PRC JXLDK Fiscal Year 2013	Dec. 31, 2011 PRC JXLDK Fiscal Year 2014	Dec. 31, 2012 PRC Ldkpv Fiscal Year 2012	Dec. 31, 2012 PRC Ldkpv Fiscal Year 2013	Dec. 31, 2012 PRC Ldkpv Fiscal Year 2011	Dec. 31, 2012 Germany
Income Taxes [Line Items]
Enterprise income tax rate																		25.00%	25.00%	25.00%									12.50%
Exemption from income tax period																																2 years
Tax rate reduction period subsequent to tax exemption																															3 years
Percentage of tax reduction																													50.00%	50.00%	50.00%
Preferential CIT rate																												15.00%	15.00%	15.00%			15.00%	15.00%	15.00%	25.00%	15.00%	15.00%
Grandfathered tax holiday percentage																													12.50%
Uniform corporate income tax rate	25.00%	25.00%	25.00%																									15.00%
Profit tax rate								16.50%
US federal statutory tax rate											34.00%
State of California income tax rate	8.84%
Corporate income tax rate												28.59%		31.40%	30.00%	21.17%																							15.00%
Withholding tax rate													26.38%
Effective income tax rate	(1.00%)	(1.00%)	18.00%																																				32.98%
Solidarity surcharge tax rate																																							5.50%
Trade income tax rate																																							29.80%
Increase in income tax expense, without tax holiday			$ 44,561
Impact on (loss) earnings per ordinary share				$ 0.35	$ 0.33
Increase in valuation allowance	262,509	191,122	4,621
Deferred tax assets, valuation allowance	459,503	196,994
Future taxable income																	107,176
Tax losses carryforwards for certain PRC and overseas subsidiaries	1,386,963
Tax losses carryforwards of PRC subsidiaries that will expire																	1,101,427							344	5,020	476,055	620,008
Tax losses carryforwards of HK subsidiaries that can be utilized indefinitely	146,340
Unrecognized deferred income tax liabilities						2,314	23,135
Withholding income tax rate for dividends distributed by the PRC subsidiaries																	10.00%
Income tax examination, statute of limitations period, due to computational errors																	3 years
Income tax examination, statute of limitations period, under special circumstance																	5 years
Income tax examination, underpayment of tax liability, special circumstance																					$ 15	100
Income tax examination, statute of limitations period, transfer pricing adjustment																	10 years
Tax year open to examination									2006	2012											2005	2005	2012

Income Tax Expense (Benefit) Attributable To Earnings (Loss) From Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current	$ 1,966	$ 35,717	$ 34,302
Deferred	6,878	(31,576)	31,908
Total	8,844	4,141	66,210
PRC
Income Taxes [Line Items]
Current	1,183	34,436	34,948
Deferred	6,845	(26,476)	27,264
Total	8,028	7,960	62,212
U.S. Federal
Income Taxes [Line Items]
Current	146	279	18
Deferred	0	0	0
Total	146	279	18
U.S. State and Local
Income Taxes [Line Items]
Current	25	48	8
Deferred	0	0	0
Total	25	48	8
Other jurisdictions
Income Taxes [Line Items]
Current	612	954	(672)
Deferred	33	(5,100)	4,644
Total	$ 645	$ (4,146)	$ 3,972

(Loss) Earnings Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	$ (1,043,215)	$ (604,813)	$ 362,677
PRC
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	(776,361)	(540,245)	413,120
UNITED STATES
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	(23,904)	(1,318)	23
Other Foreign Country
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	$ (242,950)	$ (63,250)	$ (50,466)

Actual Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Earnings (loss) before income taxes	$ (1,043,215)	$ (604,813)	$ 362,677
Computed income tax expense (benefit)	(260,804)	(151,203)	90,669
Effect of tax rate differential for entities in non-PRC jurisdictions	517	30,156	7,736
Change in tax rate	(3,355)	1,687	(743)
Non-deductible expenses
Share-based compensation	2,278	2,482	2,762
Others	1,888	47	77
50% additional deduction of R&D expense	(1,048)	(5,297)	(660)
Change in valuation allowance	261,879	174,269	4,621
Tax effect on transfer of equity interests within the Group	0	(44,332)	5,103
Taxable investment income	4,510	0	0
Withholding tax on undistributed earnings of PRC subsidiaries	0	(3,788)	3,788
Tax holiday	0	0	(44,561)
Others	2,979	120	(2,582)
Actual income tax expense	$ 8,844	$ 4,141	$ 66,210
Computed income tax expense (benefit)	25.00%	25.00%	25.00%
Effect of tax rate differential for entities in non-PRC jurisdictions	0.00%	(5.00%)	2.00%
Change in tax rate	0.00%	0.00%	0.00%
Non-deductible expenses
Share-based compensation	0.00%	(1.00%)	1.00%
Others	0.00%	0.00%	0.00%
50% additional deduction of R&D expense	0.00%	1.00%	0.00%
Change in valuation allowance	(25.00%)	(29.00%)	1.00%
Tax effect on transfer of equity interests within the Group	0.00%	7.00%	1.00%
Taxable investment income	0.00%	0.00%	0.00%
Withholding tax on undistributed earnings of PRC subsidiaries	0.00%	1.00%	1.00%
Tax holiday	0.00%	0.00%	(12.00%)
Others	0.00%	0.00%	(1.00%)
Actual income tax expense	(1.00%)	(1.00%)	18.00%

Actual Income Tax Expense (Benefit) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Additional deduction of R&D expense, percentage	50.00%	50.00%	50.00%

Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Inventories write-down	$ 27,448	$ 42,395
Impairment loss on property, plant and equipment	20,649	309
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	34,551	37,493
Provision for loss on firm purchase commitment	7,047	5,213
Accruals	8,657	3,976
Capital lease obligation	1,417	1,430
Deferred revenue	23,456	18,720
Net operating loss carry forwards	345,174	155,372
Government subsidy	10,487	5,609
Derivative financial instruments	1,867	0
Write-down on assets held for sale	18,545	0
Total gross deferred income tax assets	499,298	270,517
Less: valuation allowance	(459,503)	(196,994)
Deferred income tax assets , net of valuation allowance	39,795	73,523
Deferred income tax liabilities:
- Interest capitalized in relation to plant and equipment	(9,421)	(9,679)
- Property, plant and equipment	(1,886)	(7,523)
- Change in fair value of available-for-sale investment	(1,078)	(2,200)
- Investment in an associate	(852)	0
Total gross deferred income tax liabilities	(13,237)	(19,402)
Net deferred income tax asset	26,558	54,121
Deferred income tax assets:
- Current	8,667	30,931
- Non-current	20,529	39,376
Deferred income tax liability:
- Current	0	0
- Non-current	$ (2,638)	$ (16,186)

Capital Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Purchase of property, plant and equipment	$ 253,200	$ 443,001

Future Materials Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
2013	$ 18,790
2014	9,800
2015	7,348
2016	7,348
Total	$ 43,286

Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 12, 2012 USD ($)	Dec. 12, 2012 CNY	Dec. 31, 2012 Arbitration Contract cancellation USD ($)	Dec. 12, 2012 Deposits USD ($)	Dec. 12, 2012 Deposits CNY	Dec. 12, 2012 Penalties USD ($)	Dec. 12, 2012 Penalties CNY
Long-term Purchase Commitment [Line Items]
Compensation for loss of profitability	$ 39,551	248,904		$ 9,534	60,000	$ 30,017	188,904
Contract cancellation revenue, recognized			9,534
Contract cancellation revenue, deferred			$ 30,017

Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					1 Months Ended										12 Months Ended				1 Months Ended							12 Months Ended
	Aug. 31, 2007	Jun. 30, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2012 Common Stock	Sep. 19, 2011 Common Stock	Feb. 28, 2011 Common Stock	Nov. 30, 2010 Common Stock	Jan. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Sep. 30, 2008 Common Stock	Jun. 30, 2008 Common Stock	Jun. 30, 2007 Common Stock	Jul. 18, 2006 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2006 Common Stock	Sep. 30, 2012 American Depositary Shares	Sep. 19, 2011 American Depositary Shares	Feb. 28, 2011 American Depositary Shares	Jan. 31, 2010 American Depositary Shares	Dec. 31, 2009 American Depositary Shares	Sep. 30, 2008 American Depositary Shares	Jun. 30, 2007 American Depositary Shares	Dec. 31, 2011 American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares								25,307,497	4,374,315	13,800,000	1,500,000	1,645,900	16,520,000	4,800,000	750,000	14,007,700		25,307,497	13,800,000	1,645,900	75,000,000	25,307,497	4,374,315	13,800,000	1,645,900	16,520,000	4,800,000	14,007,700
Ordinary shares, par value			$ 0.1	$ 0.1																	$ 0.1
Issuance of new shares, share split																	10
Conversion of all issued and outstanding Series A, B and C redeemable convertible preferred shares to ordinary shares		15,580,000
Vested share options exercised	1,457,000		0	1,051,717	1,532,712	141,247	2,265,696												1,051,717	1,532,712
Issuance of shares upon exercise of share options	1,457,000			1,051,717	1,532,712	141,247	2,265,696
Issuance of new shares, price per ADS																						$ 0.86	$ 5.8958	$ 12.4	$ 7	$ 7	$ 41.75
Issuance of new shares amount, net			$ 21,765	$ 162,584	$ 11,061													$ 2,531	$ 1,380	$ 165		$ 21,765	$ 25,790	$ 162,584	$ 11,061	$ 109,225	$ 190,892
Issuance of new shares, related expenses				8,536	461																			8,536	461	6,415	9,508
Ordinary shares held by the service company			341,645	1,393,362	249,406
Share repurchased																			18,657,487										18,657,487
Share repurchased amount				$ 110,559															$ 1,865

Statutory Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Minimum required after tax profit percentage allocation to general reserve fund	10.00%
Maximum requirement of subsidiaries' after tax profits to be allocated to general reserve fund as percentage of subsidiaries registered capital	50.00%
Statutory reserve		$ 0	$ 0
Statutory Reserve
Stockholders Equity Note [Line Items]
Statutory reserve		$ 17,505	$ 28,599

Share Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during period		$ 4,160	$ 4,719
Unvested share options held by employees	1,390,170
Incremental value related to modification in plan	1,416
Non-vested share recognition period	2 years 10 months 10 days	3 years 3 months 22 days
Unrecognized compensation cost related to non vested share options	25,622	29,558
Cash received from the exercise of options under the share option plans	$ 0	$ 4,745
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested share recognition period	5 years
Stock Incentive Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	15,882,630
Stock Incentive Plan 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	3 years
Share options granted vesting period	3 years
Stock Incentive Plan 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	5 years
Share options granted vesting period	5 years

Fair Value Assumption Of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		58.88%	70.28%
Expected volatility, maximum		63.96%	88.64%
Expected volatility	97.50%
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	2.68%	3.02%	2.44%
Risk-free interest rate, maximum	3.04%	3.66%	3.88%
Weighted-average fair value of underlying ordinary shares	$ 4.16	$ 7.07	$ 5.76
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, maximum	4 years 2 months 1 day	5 years 6 months 4 days	5 years 10 months 28 days
Estimated fair value of underlying ordinary shares	$ 4	$ 3.79	$ 5.5
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, maximum	4 years 10 months 21 days	6 years 11 months 12 days	8 years 6 months 22 days
Estimated fair value of underlying ordinary shares	$ 4.24	$ 7.84	$ 9.54

Non-Cash Share Based Compensation Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 8,904	$ 9,927	$ 11,044
Costs of goods sold
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1,323	1,881	2,783
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	6,669	7,260	7,717
Selling Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	189	126	57
Research and development costs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 723	$ 660	$ 487

Summary of Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Options Outstanding
Beginning balance		9,489,285	11,145,118	6,362,856
Granted		3,909,973	665,700	6,818,437
Exercised	(1,457,000)	0	(1,051,717)	(1,532,712)	(141,247)	(2,265,696)
Forfeited or cancelled		(4,729,150)	(1,269,816)	(503,463)
Ending balance		8,670,108	9,489,285	11,145,118	6,362,856
Vested or expected to vest		8,599,646
Exercisable		2,302,858
Weighted average exercise price per share
Beginning balance		$ 9.31	$ 8.8	$ 10.57
Granted		$ 5.63	$ 10.77	$ 7.12
Exercised		$ 0	$ 4.51	$ 4.55
Forfeited or canceled		$ 10.99	$ 9.59	$ 21.29
Ending balance		$ 6.73	$ 9.31	$ 8.8	$ 10.57
Vested or expected to vest		$ 6.74
Exercisable		$ 7.55
Weighted average remaining contractual term
Outstanding		7 years 10 months 28 days	6 years 7 months 21 days	6 years 5 months 5 days
Vested or expected to vest		7 years 10 months 24 days
Exercisable		7 years 1 month 28 days
Aggregate intrinsic value
Outstanding		$ 0	$ 0	$ 29,992
Vested or expected to vest		0
Exercisable		$ 0
Employees
Options Outstanding
Beginning balance		9,489,285	11,115,118	6,332,856
Granted		3,909,973	665,700	6,818,437
Exercised		0	(1,021,717)	(1,532,712)
Forfeited or cancelled		(4,729,150)	(1,269,816)	(503,463)
Ending balance		8,670,108	9,489,285	11,115,118
Vested or expected to vest		8,599,646
Exercisable		2,302,858
Non-employees
Options Outstanding
Beginning balance		0	30,000	30,000
Granted		0	0	0
Exercised		0	(30,000)	0
Forfeited or cancelled		0	0	0
Ending balance		0	0	30,000
Vested or expected to vest		0
Exercisable		0

Computation Of Basic And Diluted (Loss) Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator used in basic earnings (loss) per share
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	$ (970,971)	$ (620,869)	$ 290,797
Accretion to redemption value of redeemable non-controlling interests	(153,984)	(34,590)	0
Net income (loss) available to LDK Solar Co., Ltd. shareholders	(1,124,955)	(655,459)	290,797
Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	0	0	19,278
Numerator used in diluted earnings (loss) per share	$ (1,124,955)	$ (655,459)	$ 310,075
Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic earnings (loss) per share	130,492,366	133,806,940	125,580,754
Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	0	841,673
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	0	10,145,865
Weighted average number of ordinary shares outstanding used in computing diluted earnings (loss) per share	130,492,366	133,806,940	136,568,292
Earnings (loss) per share - basic	$ (8.62)	$ (4.9)	$ 2.32
Earnings (loss) per share - diluted	$ (8.62)	$ (4.9)	$ 2.27

Earnings (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Reduction for weighted average ordinary shares deemed to have been retired as a result of the Prepaid Forward Contracts	6,345,450	6,345,450	6,345,450
Weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	0	10,145,865
Weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	0	841,673
Convertible senior notes
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	605,613	3,398,960
Stock Options
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	8,670,108	9,489,285

Revenues Generated From Each Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 862,882	$ 2,157,813	$ 2,509,347
Depreciation	(244,673)	(211,522)	(150,331)
Inventory write-downs	(180,900)	(305,175)	(6,113)
Gross profit (loss)	(352,592)	(39,661)	557,835
Polysilicon Segment
Segment Reporting Information [Line Items]
Net sales	85,662	599,208	272,791
Depreciation	(108,367)	(99,423)	(67,733)
Inventory write-downs	(757)	(743)	0
Gross profit (loss)	(113,551)	208,972	60,707
Other Pv Products Segment
Segment Reporting Information [Line Items]
Net sales	837,367	2,012,180	2,425,874
Depreciation	(136,306)	(112,099)	(82,598)
Inventory write-downs	(180,143)	(304,432)	(6,113)
Gross profit (loss)	(265,960)	(81,179)	536,850
Intersegment Elimination
Segment Reporting Information [Line Items]
Net sales	(60,147)	(453,575)	(189,318)
Depreciation	0	0	0
Inventory write-downs	0	0	0
Gross profit (loss)	$ 26,919	$ (167,454)	$ (39,722)

Net Revenues, Based On Geographic Location Of Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenue	$ 862,882	$ 2,157,813	$ 2,509,347
Mainland China
Segment Reporting Information [Line Items]
Net revenue	275,625	833,387	858,988
Europe
Segment Reporting Information [Line Items]
Net revenue	290,671	619,531	892,803
Asia Pacific Excluding Mainland China
Segment Reporting Information [Line Items]
Net revenue	221,940	571,325	566,172
North America
Segment Reporting Information [Line Items]
Net revenue	$ 74,646	$ 133,570	$ 191,384

Segment Reporting And Concentration Of Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 283,313
Prepayments to suppliers	137,424	146,350
Provision for doubtful recoveries for prepayments to suppliers	$ 8,435	$ 70,459	$ 4,749

Cash And Cash Equivalents And Pledged Bank Deposits Held (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Currency, U.S. Dollar USD ($)	Dec. 31, 2012 Currency, U.S. Dollar Mainland China USD ($)	Dec. 31, 2012 Currency, U.S. Dollar HONG KONG USD ($)	Dec. 31, 2012 Currency, U.S. Dollar UNITED STATES USD ($)	Dec. 31, 2012 Currency, U.S. Dollar European Union USD ($)	Dec. 31, 2012 Currency, Euro USD ($)	Dec. 31, 2012 Currency, Euro EUR (€)	Dec. 31, 2012 Currency, Euro Mainland China EUR (€)	Dec. 31, 2012 Currency, Euro HONG KONG EUR (€)	Dec. 31, 2012 Currency, Euro UNITED STATES EUR (€)	Dec. 31, 2012 Currency, Euro European Union EUR (€)	Dec. 31, 2012 Currency, Chinese Renminbi USD ($)	Dec. 31, 2012 Currency, Chinese Renminbi CNY	Dec. 31, 2012 Currency, Chinese Renminbi Mainland China CNY	Dec. 31, 2012 Currency, Chinese Renminbi HONG KONG CNY	Dec. 31, 2012 Currency, Chinese Renminbi UNITED STATES CNY	Dec. 31, 2012 Currency, Chinese Renminbi European Union CNY	Dec. 31, 2012 Hong Kong Dollar Currency USD ($)	Dec. 31, 2012 Hong Kong Dollar Currency HKD	Dec. 31, 2012 Hong Kong Dollar Currency Mainland China HKD	Dec. 31, 2012 Hong Kong Dollar Currency HONG KONG HKD	Dec. 31, 2012 Hong Kong Dollar Currency UNITED STATES HKD	Dec. 31, 2012 Hong Kong Dollar Currency European Union HKD
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 22,431	$ 508	$ 3,220	$ 18,703	$ 0	$ 15,823	€ 11,957	€ 193	€ 3,328	€ 0	€ 8,436	$ 245,046	1,540,233	1,540,214	19	0	0	$ 13	100	0	100	0	0

Outstanding Accounts Receivable with Individual Customer (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Customer A	$ 162,210	$ 491,407
Customer A
Concentration Risk [Line Items]
Customer A	$ 16,235	$ 42,120

Outstanding Prepayments To Individual Suppliers (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplier A
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 11,392	$ 4,233
Supplier B
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 0	$ 4,746

Related Party Transactions And Amounts Outstanding With Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Best Solar | Modules Production Equipment
Related Party Transaction [Line Items]
Purchases from related parties	$ 21,248	$ 0	[1]	$ 0	[1]	$ 21,248	[1]
Best Solar | Buildings, Plant and Land Use Rights
Related Party Transaction [Line Items]
Purchases from related parties		0	[1]	61,574	[1]	0	[1]
Best Solar | Modules and Cells
Related Party Transaction [Line Items]
Sales to related parties		0	[1]	0	[1]	4,587	[1]
Best Solar | PV Products
Related Party Transaction [Line Items]
Sales to related parties		2,281	[1]	723	[1]	0	[1]
Best Solar | Inventories
Related Party Transaction [Line Items]
Purchases from related parties		1,434	[1]	0	[1]	80,869	[1]
Geermu Hydropower | Modules And Other PV Products
Related Party Transaction [Line Items]
Sales to related parties		951	[2]	36,526	[2]	0	[2]
JXLXI | Low Value Consumables
Related Party Transaction [Line Items]
Purchases from related parties		652	[3]	573	[3]	1,993	[3]
Suzhou | Auxiliary
Related Party Transaction [Line Items]
Purchases from related parties		3,056	[4]	11,142	[4]	7,821	[4]
Sinoma
Related Party Transaction [Line Items]
Transfer of equity interest of a subsidiary to an associate		25,455	[5]	0	[5]	0	[5]
Sinoma | Crucibles
Related Party Transaction [Line Items]
Purchases from related parties		$ 6,220	[5]	$ 18,116	[5]	$ 14,252	[5]

[1]	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar. The Group purchased the crystalline modules of US$29,426, US$ nil and US$1,434 from Best Solar during the years ended December 31, 2010, 2011 and 2012. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443, US$ nil and US$ nil from Best Solar during the year ended December 31, 2010, 2011 and 2012. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010. The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011. The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010. The Group sold PV projects of US$723 and US$2,281 to Best Solar during the year ended December 31, 2011 and 2012 respectively. The Group settled the payable due to Best Solar related to the purchased buildings, plant and land use rights, amounting to US$11,989, during the year ended December 31, 2012. The outstanding amounts due from Best Solar as of December 31, 2011 and 2012 were US$1,665 and US$19,320 respectively.
[2]	The Group sold module and other PV products of US$36,526 and US$951 to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the year ended December 31, 2011 and 2012. The outstanding amount due from Geermu Hydropower was US$38,805 and US$3,892 as of December 31, 2011 and 2012.
[3]	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., ("JXLXI") which is a company controlled by Mr. Peng, amounting to US$1,993, US$573 and US$652 during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to JXLXI was US$1,519 and US$952 as of December 31, 2011 and 2012 respectively.
[4]	The Group purchased auxiliary materials of US$7,821, US$11,142 and US$3,056 from Saiwen Industry (Suzhou) Co., Ltd., ("SZSW"), a company controlled by Mr. Peng, during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to SZSW was US$8,340 and US$ nil as of December 31, 2011 and 2012 and due from SZSW was US$850 and US$ 763 as of December 31, 2011 and 2012.
[5]	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$14,252, US$18,116 and US$6,220 during the years ended December 31, 2010, 2011 and 2012 respectively. The Group transferred 100% equity interest of GE ER MU LDK Solar Power Co., Ltd. ("LDK GRM'') to Sinoma with a consideration of US$25,455. The Group and Sinoma agreed to settle the consideration through off-setting the Group's payable balance due to Sinoma of US$14,110 and the remaining amount of US$11,345 would be treated as advance payments for future purchase of crucibles. The outstanding amount due to Sinoma was US$9,460 and US$ nil as of December 31, 2011 and 2012 and due from Sinoma was US$ nil and US$11,345 as of December 31, 2011 and 2012.

Related Party Transactions And Amounts Outstanding With Related Parties (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Due from related parties		$ 39,094		$ 41,320
Due to related parties		19,116		19,319
Best Solar
Related Party Transaction [Line Items]
Prepayments to related parties						15,573
Due from related parties		19,320		1,665
Best Solar | Modules Production Equipment
Related Party Transaction [Line Items]
Purchases from related parties	21,248	0	[1]	0	[1]	21,248	[1]
Best Solar | Buildings, Plant and Land Use Rights
Related Party Transaction [Line Items]
Purchases from related parties		0	[1]	61,574	[1]	0	[1]
Payment to related parties		11,989
Best Solar | Modules and Cells
Related Party Transaction [Line Items]
Sales to related parties		0	[1]	0	[1]	4,587	[1]
Best Solar | PV Products
Related Party Transaction [Line Items]
Sales to related parties		2,281	[1]	723	[1]	0	[1]
Best Solar | Modules
Related Party Transaction [Line Items]
Purchases from related parties		1,434				29,426
Best Solar | Raw materials and supplies
Related Party Transaction [Line Items]
Purchases from related parties						51,443
Geermu Hydropower
Related Party Transaction [Line Items]
Due from related parties		3,892		38,805
Geermu Hydropower | Other Pv Products Segment
Related Party Transaction [Line Items]
Sales to related parties		951		36,526
JXLXI
Related Party Transaction [Line Items]
Due to related parties		952		1,519
JXLXI | Low Value Consumables
Related Party Transaction [Line Items]
Purchases from related parties		652	[2]	573	[2]	1,993	[2]
Suzhou
Related Party Transaction [Line Items]
Due from related parties		763		850
Due to related parties				8,340
Suzhou | Auxiliary
Related Party Transaction [Line Items]
Purchases from related parties		3,056	[3]	11,142	[3]	7,821	[3]
Sinoma
Related Party Transaction [Line Items]
Due from related parties		11,345
Equity interest transferred		100.00%
Consideration transferred		25,455	[4]	0	[4]	0	[4]
Consideration Payable Balance Due		14,110
Due to related parties				9,460
Sinoma | Crucibles
Related Party Transaction [Line Items]
Purchases from related parties		6,220	[4]	18,116	[4]	14,252	[4]
Advance Payments for Future Purchase		11,345
Century
Related Party Transaction [Line Items]
Payment to related parties		3,774
Due from related parties		3,774
HRX
Related Party Transaction [Line Items]
Payment to related parties		18,164
Due to related parties		$ 18,164

[1]	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar. The Group purchased the crystalline modules of US$29,426, US$ nil and US$1,434 from Best Solar during the years ended December 31, 2010, 2011 and 2012. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443, US$ nil and US$ nil from Best Solar during the year ended December 31, 2010, 2011 and 2012. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010. The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011. The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010. The Group sold PV projects of US$723 and US$2,281 to Best Solar during the year ended December 31, 2011 and 2012 respectively. The Group settled the payable due to Best Solar related to the purchased buildings, plant and land use rights, amounting to US$11,989, during the year ended December 31, 2012. The outstanding amounts due from Best Solar as of December 31, 2011 and 2012 were US$1,665 and US$19,320 respectively.
[2]	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., ("JXLXI") which is a company controlled by Mr. Peng, amounting to US$1,993, US$573 and US$652 during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to JXLXI was US$1,519 and US$952 as of December 31, 2011 and 2012 respectively.
[3]	The Group purchased auxiliary materials of US$7,821, US$11,142 and US$3,056 from Saiwen Industry (Suzhou) Co., Ltd., ("SZSW"), a company controlled by Mr. Peng, during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to SZSW was US$8,340 and US$ nil as of December 31, 2011 and 2012 and due from SZSW was US$850 and US$ 763 as of December 31, 2011 and 2012.
[4]	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$14,252, US$18,116 and US$6,220 during the years ended December 31, 2010, 2011 and 2012 respectively. The Group transferred 100% equity interest of GE ER MU LDK Solar Power Co., Ltd. ("LDK GRM'') to Sinoma with a consideration of US$25,455. The Group and Sinoma agreed to settle the consideration through off-setting the Group's payable balance due to Sinoma of US$14,110 and the remaining amount of US$11,345 would be treated as advance payments for future purchase of crucibles. The outstanding amount due to Sinoma was US$9,460 and US$ nil as of December 31, 2011 and 2012 and due from Sinoma was US$ nil and US$11,345 as of December 31, 2011 and 2012.

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from executives and employees included in other current assets	$ 46,476	$ 46,361

Ldk Solar Co Ltd (Parent Company) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Minimum required after tax profit percentage allocation to general reserve fund	10.00%
Maximum requirement of subsidiaries' after tax profits to be allocated to general reserve fund as percentage of subsidiaries registered capital	50.00%
Retained earnings appropriated		$ 17,505	$ 28,599
Restricted portion of net assets from transferring to either in the form of dividends, loans or advances	$ 1,523,098	$ 1,523,098

Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 98,283	$ 244,072	$ 202,127	$ 384,761
Total assets	5,024,214	6,853,861
Accrued expenses and other payables	726,877	749,388
Borrowings	102,831	1,234,072
RMB-denominated US$-settled senior notes, less debt discount	259,513	258,827
Total equity	(484,346)	609,916
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	18	7,129	8,656	630
Due from other affiliates	19,561	25,775
Due from subsidiaries	142,408	85,400
Other receivables	250	250
Investment in subsidiaries	439,996	1,599,919
Dividend receivable	81,257	0
Debt issuance costs	2,750	5,598
Total assets	686,240	1,724,071
Accrued expenses and other payables	12,418	13,685
Borrowings	36,128	29,800
Convertible senior notes	23,779	23,733
RMB-denominated US$-settled senior notes, less debt discount	259,513	258,827
Due to subsidiaries	836,955	786,338
Deferred revenue	1,793	1,772
Total equity	(484,346)	609,916
Total liabilities and equity	$ 686,240	$ 1,724,071

Condensed Statements Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (183,908)	$ (330,883)	$ (90,380)
Interest income	12,153	7,365	4,632
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(258,971)	(189,938)	(95,012)
Foreign currency exchange loss, net	(6,403)	(2,040)	8,327
Others	5,298	7,135	618
Earnings (loss) before income taxes	(1,043,215)	(604,813)	362,677
Equity in earnings (loss) from subsidiaries	(2,295)	(787)	3,570
Income tax expense	(8,844)	(4,141)	(66,210)
Net income (loss) available to LDK Solar Co., Ltd. shareholders	(1,124,955)	(655,459)	290,797
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue	0	4,534	0
General and administrative expenses	(4,910)	(13,667)	(7,769)
Interest income	0	65	119
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(31,758)	(30,508)	(19,278)
Foreign currency exchange loss, net	(692)	(10,871)	0
Others	0	4,836	55
Earnings (loss) before income taxes	(37,360)	(45,611)	(26,873)
Equity in earnings (loss) from subsidiaries	(1,087,595)	(609,848)	318,986
Income tax expense	0	0	(1,316)
Net income (loss) available to LDK Solar Co., Ltd. shareholders	$ (1,124,955)	$ (655,459)	$ 290,797

Condensed Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 1,052,059	$ 608,954	$ (296,467)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of convertible senior notes issuance costs and debt discount	3,180	5,470	10,174
Equity in (earnings) loss from subsidiaries	2,295	787	(3,570)
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,831)	0
Others	(234)	22	(364)
Changes in operating assets/liabilities:
Due from subsidiaries	26,549	6,777	(6,379)
Due to subsidiaries	13,750	2,345	(23,885)
Net cash provided by (used in) operating activities	39,916	(286,968)	559,993
Cash flows from investing activities
Net cash used in investing activities	(57,602)	(816,044)	(929,118)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	21,765	167,329	18,029
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	0	(6,769)	(4,894)
Payment of repurchase of ordinary shares	0	(110,559)	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	258,657	0
Proceeds from private placements of ordinary shares	0	25,790	0
Payment for repurchase of RMB-denominated US$-settled senior notes	0	(8,223)	0
Payment of convertible senior notes redemption	0	(364,765)	(7,719)
Net cash provided by (used in) financing activities	(128,586)	1,138,499	180,388
Effect of foreign currency exchange rate changes on cash and cash equivalents	483	6,458	6,103
Net increase (decrease) in cash and cash equivalents	(145,789)	41,945	(182,634)
Cash and cash equivalents at beginning of year	244,072	202,127	384,761
Cash and cash equivalents at end of year	98,283	244,072	202,127
Parent Company
Cash flows from operating activities
Net income (loss)	(1,124,955)	(655,459)	290,797
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of convertible senior notes issuance costs and debt discount	2,950	5,456	10,174
Equity in (earnings) loss from subsidiaries	1,087,595	609,848	(318,986)
Compensation revenue	0	(4,534)	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,831)	0
Others	629	0	(193)
Changes in operating assets/liabilities:
Due from subsidiaries	(35,794)	(53,515)	97,008
Due from an affiliate	0	(25,775)	0
Due to subsidiaries	35,617	47,223	176,052
Other assets/liabilities	(1,246)	6,895	(10,162)
Net cash provided by (used in) operating activities	(35,204)	(74,692)	244,690
Cash flows from investing activities
Investment in subsidiaries	0	(377,015)	(262,253)
Net cash used in investing activities	0	(377,015)	(262,253)
Cash flows from financing activities
Proceeds from related party borrowings	0	447,286	20,173
Proceeds from bank borrowings	12,568	29,800	0
Payment of bank borrowings	(6,240)	0	0
Proceeds from issuance of ordinary shares	21,765	167,329	18,029
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	0	(5,749)	(4,894)
Payment of repurchase of ordinary shares	0	(110,559)	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	258,657	0
Proceeds from private placements of ordinary shares	0	25,790	0
Payment for repurchase of RMB-denominated US$-settled senior notes	0	(8,223)	0
Payment of convertible senior notes redemption	0	(364,765)	(7,719)
Net cash provided by (used in) financing activities	28,093	439,566	25,589
Effect of foreign currency exchange rate changes on cash and cash equivalents	0	10,614	0
Net increase (decrease) in cash and cash equivalents	(7,111)	(1,527)	8,026
Cash and cash equivalents at beginning of year	7,129	8,656	630
Cash and cash equivalents at end of year	$ 18	$ 7,129	$ 8,656

Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of convertible senior notes	18,279
Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	72,699
Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	155,531
Available-for-sale Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount adjustment to reflect sale restriction	25.00%

Assets And Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Carrying amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	$ 5,775
Interest rate swap contracts	10,154
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	5,775
Interest rate swap contracts	10,154
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	0
Interest rate swap contracts	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	5,775
Interest rate swap contracts	10,154
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	0
Interest rate swap contracts	$ 0

Fair Value Measurements Of Assets And Liabilities That Are Measured On Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	$ 0
Intangible assets	0
Assets held for sale	511,541
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	0
Intangible assets	0
Assets held for sale	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	0
Intangible assets	0
Assets held for sale	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	0
Intangible assets	0
Assets held for sale	511,541
Long Lived Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on assets measured at fair value on a non-recurring basis	(109,027)
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on assets measured at fair value on a non-recurring basis	(25,255)
Assets Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on assets measured at fair value on a non-recurring basis	$ (74,178)

Derivative Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011 Interest Rate Swap	Dec. 31, 2009 Interest Rate Swap	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Derivative [Line Items]
Bank borrowings amount, outstanding	$ 2,421,327
Bank borrowings amount carrying variable interest	940,716
Bank borrowings amount, effective interest rates				3.64%	7.76%
Notional amount		$ 100,000	$ 60,000

Location And Fair Value Amounts Of Derivative Instruments Reported In Consolidated Balance Sheets (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 0	$ 0
Liability derivatives fair value	(10,154)	0
Interest Rate Swap | Other financial liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives fair value	(3,839)	0
Interest Rate Swap | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives fair value	(6,315)	0
Interest Rate Swap | Asset One
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0	0
Interest Rate Swap | Asset Two
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 0	$ 0

Effect Of Derivative Instruments On Consolidated Statements Of Operations (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income (expenses) on derivatives	$ (10,154)	$ (581)
Foreign Exchange Forward | Foreign Currency Exchange Gain (Loss), Net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income (expenses) on derivatives	0	(581)
Interest Rate Swap Agreements | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income (expenses) on derivatives	$ (10,154)	$ 0

Subsequent Event - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 12, 2013 Subsequent Event USD ($)	Apr. 12, 2013 Subsequent Event Equity Transfer Agreement USD ($)	Apr. 12, 2013 Subsequent Event Equity Transfer Agreement CNY	Apr. 26, 2013 Subsequent Event Fulai Investments Limited USD ($)	Mar. 26, 2013 Subsequent Event Fulai Investments Limited USD ($)	Mar. 31, 2013 Subsequent Event Fulai Investments Limited USD ($)	Feb. 28, 2013 Subsequent Event Fulai Investments Limited USD ($)	Jan. 21, 2013 Subsequent Event Fulai Investments Limited
Subsequent Event [Line Items]
Ordinary shares to be sold as per agreement							25,000,000		17,000,000		17,000,000
Issuance and purchases of ordinary shares	159,167,942	133,860,445						12,000,000		5,000,000
Ordinary shares, price per share	$ 4.16	$ 7.07	$ 5.76				$ 1.03	$ 1.28		$ 1.83
Issuance and purchases of ordinary shares, value								$ 15,360	$ 24,510	$ 9,150
Common stock aggregate purchase price							25,750
Equity interest transfer, amount					19,251	121,000
Guarantees for Short-term borrowing				$ 312,306